     As filed with the Securities and Exchange Commission on April 15, 2002


                                           1933 Act Registration No. 333 - 70754
                                           1940 Act Registration No. 811 - 10509

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]


                         Pre-Effective Amendment No.  [ ]

                      Post-Effective Amendment No. 1  [X]

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]


                              Amendment No. 2 [X]


                        (Check appropriate box or boxes)

                              AXA PREMIER VIP TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 554-1234

                              PATRICIA LOUIE, ESQ.
                           Vice President and Counsel
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104

                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Ave., N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000


It is proposed that this filing will become effective:

       immediately upon filing pursuant to paragraph (b)
-------
  X    on May 1, 2002 pursuant to paragraph (b)
-------
       60 days after filing pursuant to paragraph (a)
-------
       on [date] pursuant to paragraph (a) of Rule 485
-------
       75 days after filing pursuant to paragraph (a)
-------

                              AXA Premier VIP Trust

                       Contents of Registration Statement


This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Class A, Class B and Investment Plan Prospectuses of AXA Premier VIP Trust dated May 1, 2002

Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

[LOGO]

















PROSPECTUS MAY 1, 2002


AXA PREMIER VIP TRUST









                                 AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

                                 AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

                                 AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

                                 AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

                                 AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

                                 AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

                                 AXA PREMIER VIP TECHNOLOGY PORTFOLIO

                                 AXA PREMIER VIP HEALTH CARE PORTFOLIO

                                 AXA PREMIER VIP CORE BOND PORTFOLIO


                                 The Securities and Exchange Commission has not approved any portfolio's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

INTRODUCTION
--------------------------------------------------------------------------------


AXA Premier VIP Trust ("Trust") is a family of distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes Class A shares of each of the Trust's portfolios. Each portfolio is a diversified portfolio, except AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio, which are non-diversified portfolios sometimes referred to as "sector portfolios." Information on each portfolio, including investment objectives, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of a portfolio is not a fundamental policy and may be changed without a shareholder vote.

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts ("Contracts") issued or to be issued by The Equitable Life Assurance Society of the United States ("Equitable"), Equitable of Colorado, Inc. or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract. Not all of the portfolios may be available under your Contract or under your retirement plan. You should consult your Contract prospectus or retirement plan documents to see which portfolios are available.

The investment manager to each portfolio is Equitable. The day-to-day management of each portfolio is provided by one or more investment sub-advisers. Information regarding Equitable and the sub-advisers is included under "Management Team" in this prospectus. Equitable may allocate a portfolio's assets to additional sub-advisers subject to approval of the Trust's board of trustees. In addition, Equitable may, subject to the approval of the Trust's board of trustees, appoint, dismiss and replace sub-advisers and amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended ("1940 Act")) ("Affiliated Adviser"), such as Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected portfolio's shareholders.

The co-distributors for each portfolio are AXA Advisors, LLC and AXA Distributors, LLC.

The portfolios commenced operations on December 31, 2001 and, therefore, have a short operating history. As a result, no performance information for the portfolios is included in this prospectus. Performance of the portfolios will vary over time.


An investment in a portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these portfolios, be sure to read all risk disclosures carefully before investing.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GOALS, STRATEGIES & RISKS

AXA Premier VIP Large Cap Growth Portfolio................................  1
AXA Premier VIP Large Cap Core Equity Portfolio...........................  2
AXA Premier VIP Large Cap Value Portfolio.................................  3
AXA Premier VIP Small/Mid Cap Growth Portfolio............................  4
AXA Premier VIP Small/Mid Cap Value Portfolio.............................  5
AXA Premier VIP International Equity Portfolio............................  6
AXA Premier VIP Technology Portfolio......................................  7
AXA Premier VIP Health Care Portfolio.....................................  9
AXA Premier VIP Core Bond Portfolio......................................  11


MORE ABOUT INVESTMENT STRATEGIES & RISKS


More About Investment Strategies & Risks.................................  13


MANAGEMENT TEAM


The Manager and the Sub-advisers.........................................  15


PORTFOLIO SERVICES


Buying and Selling Shares................................................  25
Restrictions on Buying and Selling Shares................................  25
How Portfolio Shares are Priced..........................................  26
Dividends and Other Distributions........................................  27
Tax Consequences.........................................................  27
Glossary of Terms........................................................  28


APPENDIX: More Information About Sub-Advisers...................   Appendix-1

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

                                MANAGER:       Equitable

                                SUB-ADVISERS:  Alliance Capital Management L.P.
                                               Dresdner RCM Global Investors LLC
                                               TCW Investment Management Company

--------------------------------------------------------------------------------
Key Terms

o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


The sub-advisers focus on identifying companies expected to grow at a faster rate than the U.S. economy. This process involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, including to seek more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "growth" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

                 MANAGER:      Equitable


                 SUB-ADVISERS: Alliance Capital Management L.P. (Bernstein Unit)
                               Janus Capital Management LLC
                               Thornburg Investment Management, Inc.


--------------------------------------------------------------------------------
Key Terms

o CORE INVESTING -- An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


Each sub-adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. Among other things, these processes involve researching and evaluating individual companies for potential investment. Each sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

                               MANAGER:      Equitable

                               SUB-ADVISERS: Alliance Capital Management L.P.
                                             Institutional Capital Corporation
                                             MFS Investment Management

--------------------------------------------------------------------------------
Key Terms

o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


The sub-advisers focus primarily on stocks that are currently under-priced using certain financial measurements, including the stock's price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment. This approach often leads the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "value" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

                               MANAGER:      Equitable

                               SUB-ADVISERS: Alliance Capital Management L.P.
                                             MFS Investment Management
                                             RS Investment Management, LP

--------------------------------------------------------------------------------
Key Terms

o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

o SMALL/MID CAP COMPANIES -- Companies with market capitalization between $100 million and $7 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


The sub-advisers will utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle. In choosing investments, sub-advisers utilize a process that involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "growth" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Small- and Mid-Capitalization Risk -- Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

                        MANAGER:      Equitable

                        SUB-ADVISERS: AXA Rosenberg Investment Management LLC
                                      The Boston Company Asset Management, LLC
                                      TCW Investment Management Company

--------------------------------------------------------------------------------
Key Terms

o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

o SMALL/MID CAP COMPANIES -- Companies with market capitalization between $100 million and $7 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


The sub-advisers will utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment by the portfolio. This approach will often lead the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "value" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Small- and Mid-Capitalization Risk -- Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

                 MANAGER:      Equitable

                 SUB-ADVISERS: Alliance Capital Management L.P. (Bernstein Unit)
                               Bank of Ireland Asset Management (U.S.) Limited OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
Key Term

o INTERNATIONAL INVESTING -- Focuses primarily on companies organized or headquartered outside the U.S.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the portfolio intends to invest at least 80% of its total assets in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.). Foreign securities include securities issued by companies in countries with either developed or developing economies. The portfolio does not limit its investment to issuers within a specific market capitalization range.


The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


Each of the sub-advisers utilizes an approach that concentrates its efforts on identifying foreign companies with good prospects for future growth. Other factors, such as country and regional factors, are considered by the sub-advisers. While the sub-advisers believe that the identification, research and selection of individual stocks is of great importance to the portfolio's success, regional issues or political and economic considerations also play a role in the overall success of the portfolio. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in U.S. securities, cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these cash instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Currency Risk -- The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Foreign Investing and Emerging Markets Risks -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

                              MANAGER:      Equitable

                              SUB-ADVISERS: Alliance Capital Management L.P.
                                            Dresdner RCM Global Investors LLC
                                            Firsthand Capital Management, Inc.

--------------------------------------------------------------------------------
Key Term

o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Technology Sector.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the computer, electronic, hardware and components, communication, software, e-commerce and information service industries. The portfolio does not limit its investment to issuers with a specific market capitalization range. While the portfolio can invest in securities of U.S. and foreign companies, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


The sub-advisers select securities based upon fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Technology Sector Risk -- The value of the portfolio's shares is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Non-Diversification Risk -- As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.


o Sector Concentration Risk -- Since the portfolio invests primarily in a particular sector, it could experience greater volatility than stock funds investing in a broader range of industries.


o Small- and Mid-Capitalization Risk -- Many companies in the technology sector have relatively small market capitalization. Risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP HEALTH CARE PORTFOLIO

                              MANAGER:      Equitable

                              SUB-ADVISERS: A I M Capital Management, Inc.
                                            Dresdner RCM Global Investors LLC
                                            Wellington Management Company, LLP

--------------------------------------------------------------------------------
Key Term

o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Health Care Sector.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies primarily engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences (collectively termed "health sciences"). While the portfolio can invest in securities of U.S. and foreign companies of any size, the majority of portfolio assets are expected to be invested in securities of U.S. companies.


The health sciences sector consists of four main areas: pharmaceutical, health care services companies, product and device providers and biotechnology firms. The portfolio's allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


The sub-advisers select securities through fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Health Care Sector Risk -- The value of the portfolio's shares is particularly vulnerable to factors affecting the health care sector, such as substantial government regulation. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Non-Diversification Risk -- As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.


o Sector Concentration Risk -- Since the portfolio invests primarily in a particular sector, it could experience greater volatility than stock funds investing in a broader range of industries.


o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

o Small- and Mid-Capitalization Risk -- Many companies in the health care sector have relatively small market capitalization. Risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.


More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP CORE BOND PORTFOLIO

                         MANAGER:      Equitable

                         SUB-ADVISERS: BlackRock Advisors, Inc.
                                       Pacific Investment Management Company LLC

--------------------------------------------------------------------------------
Key Term

o TOTAL RETURN -- A way of measuring portfolio performance. Total return is based on a calculation that takes into account dividends, capital gain distributions and the increase or decrease in share price.
--------------------------------------------------------------------------------

INVESTMENT GOAL

To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. For purposes of this investment policy, a debt security is considered a "bond." The portfolio focuses on U.S. government and corporate debt securities and mortgage- and asset-backed securities. Debt securities represent an issuer's obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities.

The portfolio may also invest in high yield securities ("junk bonds") rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings Service or, if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. The portfolio will normally hedge most of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to two or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the portfolio's board of trustees.

The portfolio's sub-advisers evaluate several sectors of the bond market and individual securities within these sectors. The sub-advisers select bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, corporate bonds and bonds of foreign issuers. Securities are purchased for the portfolio when the sub-advisers determine that they have the potential for above-average total return.

The portfolio may purchase bonds of any maturity, but generally the portfolio's overall effective duration will be of an intermediate-term nature (similar to that of five- to seven-year U.S. Treasury notes) and have a comparable duration to that of the Lehman Brothers Aggregate Bond Index. Effective duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

The portfolio's sub-advisers may, when consistent with the portfolio's investment objective, use derivative securities. Derivative securities include futures and options contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes, swaps (including long and short credit default swaps) and indexed securities. The portfolio will typically use derivatives as a substitute for taking a position in the underlying asset and/or in an attempt to reduce risk to the portfolio as a whole (hedge), but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The portfolio may also enter into interest rate transactions as a hedging technique. In these transactions, the portfolio exchanges its right to pay or receive interest with another party for their right to pay or receive interest.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Credit/Default Risk -- The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. High yield securities may involve a substantial risk of default. For more information see "Credit Quality Risk" in "More About Investment Strategies and Risks."

o Currency Risk -- The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

o Interest Rate Risk -- The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Liquidity Risk -- The risk that exists when particular investments are difficult to purchase or sell. A portfolio's investment in illiquid securities may reduce the returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.


o Mortgage-Backed and Asset-Backed Securities Risk -- The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility.


o Derivatives Risk -- The portfolio's investments in derivatives may rise or fall more rapidly than other investments.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

MORE ABOUT INVESTMENT STRATEGIES & RISKS

--------------------------------------------------------------------------------
ADDITIONAL RISKS

The portfolios have principal investment strategies that come with inherent risks. Each portfolio's principal risks are described in its principal risks section. The following is a list of additional risks to which each portfolio may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated, each risk applies to all the portfolios.
--------------------------------------------------------------------------------

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

DERIVATIVES RISK. A portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

FOREIGN INVESTING AND EMERGING MARKETS RISKS. The value of a portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

INFORMATION RISK. The risk that key information about a security is inaccurate or unavailable.


INTEREST RATE RISK. When interest rates decline, the value of a portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities.


LEVERAGE RISK. The risk associated with securities or practices (e.g. borrowing) that multiply small price movements into large changes in value.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. This may result in a loss or may be costly to a portfolio.


CREDIT QUALITY RISK. It is possible that the issuer of a security will not be able to make interest and principal payments when due. Lower rated bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer's creditworthiness. In addition, issuers of lower rated bonds may be more susceptible than other issuers to economic downturns. Lower rated bonds are especially subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the price of the bond. Only the Health Care Portfolio, Technology Portfolio and Core Bond Portfolio currently are permitted to invest more than 5% of their assets in lower rated bonds.


MARKET RISK. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.


MULTIPLE-SUB-ADVISER RISK. Each of the portfolios employ multiple sub-advisers. Each sub-adviser independently chooses and maintains a portfolio of securities for the portfolio and each is responsible for investing a specific allocated portion of the portfolio's assets. Because each sub-adviser will be managing its allocated portion of the portfolio independently from the other sub-adviser(s), the same security may be held in different portions of a portfolio, or may be acquired for one portion of a portfolio at a time when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other sub-adviser(s) believes continued exposure to the equity markets is appropriate for its allocated portion of the portfolio. Because each sub-adviser directs the trading for its own portion of the portfolio, and does not aggregate its transactions with those of the other sub-advisers, the portfolio may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire portfolio.


OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

POLITICAL RISK. The risk of losses directly attributable to government or political actions.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher portfolio expenses.

SPECIAL SITUATIONS RISK. The Large Cap Core Equity Portfolio and International Equity Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, reorganizations or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur, which could have a negative impact on the price of the issuer's securities and fail to produce the expected gains or produce a loss for the portfolio.


UNSEASONED COMPANIES RISK. The Small/Mid Cap Growth Portfolio, International Equity Portfolio, Technology Portfolio and Health Care Portfolio can invest in small unseasoned companies. These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.


VALUATION RISK. The risk that a portfolio has valued certain securities at a higher price than it can sell them for.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGIES

The following is a list of additional investment strategies. Unless otherwise indicated, each investment strategy applies to all the portfolios. For further information about investment strategies, see the portfolios' Statement of Additional Information ("SAI").
--------------------------------------------------------------------------------

DERIVATIVES. The portfolios can use "derivative" instruments to seek enhanced returns or to try to hedge investment risks, although it is not anticipated that they will do so to a significant degree. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of "derivatives."

FOREIGN INVESTING. The portfolios may invest in foreign securities, including depositary receipts of foreign based companies, including companies based in developing countries.


PORTFOLIO TURNOVER. The portfolios do not restrict the frequency of trading. The portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover). It is anticipated that the Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, Technology Portfolio, Health Care Portfolio, and Core Bond Portfolio may have high portfolio turnover.

MANAGEMENT TEAM
The Manager and the Sub-advisers

THE MANAGER


Equitable, 1290 Avenue of the Americas, New York, New York 10104, serves as the manager of each portfolio. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.


As manager, Equitable has a variety of responsibilities for the general management and administration of the Trust and the portfolios, including the selection of sub-advisers. Equitable plays an active role in monitoring each portfolio and sub-adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. Equitable also monitors each sub-adviser's portfolio management team to ensure that investment activities remain consistent with the portfolios' investment style and objectives.

Beyond performance analysis, Equitable monitors significant changes that may impact the sub-adviser's overall business. Equitable monitors continuity in the sub-adviser's operations and changes in investment personnel and senior management. Equitable also performs annual due diligence reviews with each sub-adviser.


In its capacity as manager, Equitable has access to detailed information concerning portfolio and sub-adviser performance and portfolio operations. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which portfolio performance is measured.

Equitable selects sub-advisers from a pool of candidates, including its affiliates, to manage the portfolios. Equitable may add to, dismiss or substitute for the sub-advisers responsible for managing a portfolio's assets subject to the approval of the Trust's board of trustees. Equitable also has discretion to allocate each portfolio's assets among the portfolio's sub-advisers. Equitable recommends sub-advisers for each portfolio to the board of trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the portfolios are not associated with any one portfolio manager, and benefit from specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and Equitable does not expect to recommend frequent changes of sub-advisers. Equitable has received an exemptive order from the SEC to permit it and each Trust's board of trustees to select and replace sub-advisers and to amend the sub-advisory agreements between Equitable and the sub-advisers without obtaining shareholder approval. Accordingly, Equitable is able, subject to the approval of the Trust's board of trustees, to appoint and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an Affiliated Adviser unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected portfolio's shareholders. Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, two of the current sub-advisers, are affiliates of Equitable.

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)

THE SUB-ADVISERS


Each portfolio's investments are selected by two or more sub-advisers, which act independently of one another. The following table describes each portfolio's sub-advisers, portfolio manager(s) and each portfolio manager's business experience. Additional information about each sub-adviser is contained in the Appendix.


------------------------------------------------------------------------------------------------------------------------------------
                                   SUB-ADVISERS AND
PORTFOLIO                          PORTFOLIO MANAGER(S)                 BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth   ALLIANCE CAPITAL MANAGEMENT L.P.     Mr. Baird has been Vice President and a Portfolio Manager of
Portfolio                          1345 Avenue of the Americas          Alliance Capital Management L.P. ("Alliance Capital") since
                                   New York, NY 10105                   1999. Mr. Baird joined Alliance Capital as an Assistant Vice
                                                                        President in 1994.
                                   Portfolio Manager
                                   William D. Baird

                                   DRESDNER RCM GLOBAL INVESTORS LLC    Ms. Bersot has been a Managing Director and Senior Portfolio
                                   Four Embarcadero Center              Manager of Dresdner RCM Global Investors LLC ("Dresdner")
                                   San Francisco, CA 94111              since she joined the firm in 1999. Prior to joining
                                                                        Dresdner, Ms. Bersot was a Senior Vice President at McMorgan
                                   Portfolio Managers                   & Co. from 1990 to 1999.
                                   Mary M. Bersot
                                   Seth A. Reicher                      Mr. Reicher has been a Managing Director and Co-Chief
                                                                        Investment Officer of Dresdner since 2000 and has been a
                                                                        Senior Portfolio Manager since 1997. Mr. Reicher joined
                                                                        Dresdner as an Analyst in 1993. Prior to joining Dresdner,
                                                                        Mr. Reicher was an Analyst and then Portfolio Manager at
                                                                        Associated Capital and later Capitalcorp Asset Management
                                                                        from 1986 to 1992.

                                   TCW INVESTMENT MANAGEMENT COMPANY    Mr. Bickerstaff has been a Managing Director of TCW
                                   865 South Figueroa Street            Investment Management Company ("TCW") since he joined the
                                   Los Angeles, CA 90017                firm in 1998. Prior to joining TCW, he was a Vice President and Senior Portfolio Manager at Transamerica Investment
                                   Portfolio Managers                   Services from 1987 to 1998.
                                   Glen E. Bickerstaff
                                   Brian M. Beitner                     Mr. Beitner has been a Managing Director of TCW since he
                                   Leigh R. Crawford                    joined the firm in 1998. Prior to joining TCW, he was a
                                                                        Senior Vice President with Scudder Kemper Investments from
                                                                        1990 to 1998.

                                                                        Mr. Crawford has been a Managing Director of TCW since 2001.
                                                                        He joined TCW in 1994 as an Analyst in TCW's Equities
                                                                        Research Department and was promoted to Senior Vice
                                                                        President in 1999.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)


-----------------------------------------------------------------------------------------------------------------------------------
                                  SUB-ADVISERS AND
PORTFOLIO                         PORTFOLIO MANAGER(S)                 BUSINESS EXPERIENCE
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core    ALLIANCE CAPITAL MANAGEMENT L.P.     The Portfolio Management Team consists of a core group of
Equity Portfolio                  (BERNSTEIN INVESTMENT RESEARCH       senior investment and research professionals of the
                                  AND MANAGEMENT UNIT)                 Bernstein Investment Research and Management unit
                                  1345 Avenue of the Americas          ("Bernstein Unit") of Alliance Capital Management L.P.
                                  New York, NY 10105                   ("Alliance Capital").

                                  Portfolio Management Team            Marilyn G. Fedak chairs the US Equity Investment Policy
                                                                       Group. Ms. Fedak has been the Chief Investment Officer --
                                                                       U.S. Value Equities and an Executive Vice President at
                                                                       Alliance Capital since 2000. She was Chief Investment
                                                                       Officer and Chairman of the U.S. Equity Investment Policy
                                                                       Group at Sanford C. Bernstein & Co., Inc. ("Bernstein") from
                                                                       1993 to 2000 when Bernstein became the Bernstein Unit of
                                                                       Alliance Capital.

                                  JANUS CAPITAL MANAGEMENT LLC         Mr. Pinto has been a Portfolio Manager with Janus Capital
                                  100 Fillmore Street                  Management LLC or its predecessor since 1994. Prior to
                                  Denver, CO 80206                     joining Janus, Mr. Pinto analyzed telecommunications and
                                                                       financial services companies for a family investment firm.
                                  Portfolio Manager
                                  E. Marc Pinto

                                  THORNBURG INVESTMENT                 Mr. Fries has been a Managing Director and Portfolio Manager
                                  MANAGEMENT, INC.                     of Thornburg Investment Management, Inc. ("Thornburg") since
                                  119 East Marcy Street                1995. Prior to joining Thornburg, he was with USAA as a
                                  Santa Fe, NM 87501                   Portfolio Manager and Analyst from 1975 to 1995.

                                  Portfolio Manager
                                  William V. Fries
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value   ALLIANCE CAPITAL MANAGEMENT L.P.     Mr. Glatter has been a Senior Vice President and Portfolio
Portfolio                         1345 Avenue of the Americas          Manager of Alliance Capital Management L.P. ("Alliance
                                  New York, NY 10105                   Capital") since 1999. Mr. Glatter joined Alliance Capital as an equity analyst and portfolio manager in 1993.
                                  Portfolio Manager
                                  Aryeh Glatter

                                  INSTITUTIONAL CAPITAL CORPORATION    Mr. Lyon has been President and Chief Investment Officer of
                                  225 West Wacker Drive                Institutional Capital Corporation ("ICAP") since 1992. He
                                  Suite 2400                           was an Analyst with ICAP from 1976 to 1981 and returned in
                                  Chicago, IL 60606                    1988 as Director of Research before leading a group in
                                                                       buying out the firm's founder.
                                  Portfolio Manager
                                  Robert H. Lyon

                                  MFS INVESTMENT MANAGEMENT            Mr. Gorham is a portfolio manager with MFS Investment
                                  500 Boylston Street                  Management ("MFS") and has been employed in the investment
                                  Boston, MA 02116                     management area of MFS since 1992.

                                  Portfolio Managers
                                  Steven R. Gorham                     Ms. Nurme has been the Director of Value Portfolio
                                  Lisa B. Nurme                        Management of MFS since 1994. Ms. Nurme joined MFS as a
                                                                       Research Analyst in 1987.
-----------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)


------------------------------------------------------------------------------------------------------------------------------------
                                SUB-ADVISERS AND
PORTFOLIO                       PORTFOLIO MANAGER(S)                   BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap   ALLIANCE CAPITAL MANAGEMENT L.P.       Mr. Aronow has been a Senior Vice President of Alliance
Growth Portfolio                1345 Avenue of the Americas            Capital Management L.P. ("Alliance Capital") since 2000. Mr.
                                New York, NY 10105                     Aronow joined Alliance Capital as a Vice President and
                                                                       Portfolio Manager in 1999. Prior to joining Alliance
                                Portfolio Managers                     Capital, he was responsible for research and portfolio
                                Bruce K. Aronow                        management of the small cap consumer sectors at INVESCO (NY)
                                N. Kumar Kirpalani                     from 1997 to 1999. Mr. Aronow joined Chancellor Capital
                                Samantha S. Lau                        Management, predecessor to INVESCO (NY), as a small cap
                                Mark A. Attalienti                     analyst in 1994.


                                                                       Mr. Kirpalani has been a Vice President and Portfolio
                                                                       Manager since he joined Alliance Capital in 1999. Prior to joining Alliance Capital, he was responsible for research
                                                                       and portfolio management of the small cap industrial,
                                                                       financial and energy sectors at INVESCO (NY) from 1997 to
                                                                       1999. Mr. Kirpalani joined Chancellor Capital Management,
                                                                       predecessor to INVESCO (NY), as a small cap analyst in 1993.

                                                                       Ms. Lau has been a Vice President and Portfolio Manager
                                                                       since she joined Alliance Capital in 1999. Prior to joining
                                                                       Alliance Capital, she was responsible for covering small cap technology companies at INVESCO (NY) from 1997 to 1999. Ms.
                                                                       Lau joined Chancellor Capital Management as a small cap
                                                                       analyst in 1997 before it became INVESCO (NY). Prior to
                                                                       that, she was a healthcare securities analyst with Goldman
                                                                       Sachs from 1994 to 1997.

                                                                       Mr. Attalienti has been a Vice President and Portfolio
                                                                       Manager since he joined Alliance Capital in 1999. Prior to joining Alliance Capital, he was responsible for covering
                                                                       the health care industry at Chase Asset Management from 1994 to 1999.

                                MFS INVESTMENT MANAGEMENT              The portion of assets allocated to MFS Investment Management
                                500 Boylston Street                    is managed by a team of portfolio managers.
                                Boston, MA 02116

                                Portfolio Management Team

                                RS INVESTMENT MANAGEMENT, LP           Mr. Seabern has been a Principal and Co-Portfolio Manager at
                                388 Market Street                      RS Investment Management, LP ("RSIM") since 1999. He joined
                                Suite 1700                             RSIM in 1993 as an Analyst. Prior to joining RSIM, he was an
                                San Francisco, CA 94111                Analyst with Duncan-Hurst Capital Management from 1991 to
                                                                       1993.
                                Portfolio Managers
                                John H. Seabern
                                John L. Wallace                        Mr. Wallace has been a Managing Director of RSIM since 1999.
                                                                       He joined RSIM in 1995 as a Portfolio Manager. Prior to
                                                                       joining RSIM, Mr. Wallace was a Vice President and Portfolio
                                                                       Manager at OppenheimerFunds, Inc. from 1986 to 1995.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)

------------------------------------------------------------------------------------------------------------------------------------
                                SUB-ADVISERS AND
PORTFOLIO                       PORTFOLIO MANAGER(S)                    BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap   AXA ROSENBERG INVESTMENT                Investment decisions arise from AXA Rosenberg Investment
Value Portfolio                 MANAGEMENT LLC                          Management LLC's ("AXA Rosenberg") automatic expert system
                                4 Orinda Way                            processing which combines proprietary software programs and
                                Building E                              comprehensive databases to replicate the decisions financial
                                Orinda, CA 94563                        experts might make in a perfect world. Therefore, AXA
                                                                        Rosenberg does not have Portfolio Managers as traditionally
                                Portfolio Engineers                     defined, but rather, the firm has Portfolio Engineers who
                                P. Douglas Burton                       research and monitor the portfolio's performance against the
                                Syed A. Zamil                           relevant benchmark and ensure compliance with the
                                                                        portfolio's objectives.


                                                                        Mr. Burton has been a Portfolio Engineer of AXA Rosenberg
                                                                        since 1998. Prior to joining the firm, Mr. Burton was a
                                                                        Portfolio Manager and an Analyst at Deseret Mutual Benefit
                                                                        Administrators from 1988 to 1998.

                                                                        Mr. Zamil has been a Portfolio Engineer of AXA Rosenberg
                                                                        since 2000. Prior to joining the firm, Mr. Zamil was a
                                                                        Managing Director at Capital Management from 1997 to 2000.
                                                                        From 1993 to 1997, Mr. Zamil was a consultant and regional manager at BARRA.

                                THE BOSTON COMPANY ASSET                Mr. Higgins has been a Senior Vice President since 1996 and
                                MANAGEMENT, LLC                         Vice Chairman and Director of The Boston Company Asset
                                One Boston Place                        Management, LLC ("BCAM") since 2001. Mr. Higgins has served
                                Boston, MA 02108                        as a Portfolio Manager of BCAM since 1995. He joined BCAM as a research analyst in 1988.
                                Portfolio Manager
                                Peter I. Higgins

                                TCW INVESTMENT MANAGEMENT               Mr. Galluccio has been a Managing Director of TCW Investment
                                COMPANY                                 Management Company ("TCW") since 1997. He joined TCW in 1982
                                865 South Figueroa Street               as an Equity Analyst. Prior to joining TCW, Mr. Galluccio
                                Los Angeles, CA 90017                   was a Securities Analyst with Lehman Brothers Kuhn Loeb,
                                                                        Inc. from 1981 to 1982.
                                Portfolio Managers
                                Nicholas F. Galluccio                   Ms. Schottenfeld has been a Managing Director of TCW since
                                Susan I. Schottenfeld                   1998. She joined TCW in 1985 as a Special Situations
                                                                        Analyst. Prior to joining TCW, Ms. Schottenfeld was a
                                                                        Research Liaison to equity sales with Wertheim Schroder and
                                                                        Co. from 1983 to 1985.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)

------------------------------------------------------------------------------------------------------------------------------------
                                SUB-ADVISERS AND
PORTFOLIO                       PORTFOLIO MANAGER(S)                    BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International   ALLIANCE CAPITAL MANAGEMENT L.P.        The Portfolio Management Team consists of a core group of
Equity Portfolio                (BERNSTEIN INVESTMENT RESEARCH          senior investment and research professionals of the
                                AND MANAGEMENT UNIT)                    Bernstein Investment Research and Management unit
                                1345 Avenue of the Americas             ("Bernstein Unit") of Alliance Capital Management L.P.
                                New York, NY 10105                      ("Alliance Capital").

                                Portfolio Management Team               Andrew S. Adelson chairs the International Equity Investment
                                                                        Policy Group. Mr. Adelson has been Chief Investment Officer
                                                                        -- International Value Equities and an Executive Vice
                                                                        President at Alliance Capital since 2000. He was Chief
                                                                        Investment Officer of International Investment Management
                                                                        Services at Sanford C. Bernstein & Co., Inc. ("Bernstein")
                                                                        from 1990 to 2000 when Bernstein became the Bernstein Unit of Alliance Capital.

                                BANK OF IRELAND ASSET                   Bank of Ireland Asset Management (U.S.) Limited's ("BIAM
                                MANAGEMENT (U.S.) LIMITED               (U.S.)") management approach to its portion of the portfolio
                                26 Fitzwilliam Place                    is built on a team concept. The team of seventeen asset
                                Dublin 2                                managers is headed by Chris Reilly, Chief Investment
                                Ireland                                 Officer. Mr. Reilly joined BIAM (U.S.)'s Asset Management
                                                                        Team in 1980 and has had overall responsibility for asset
                                Portfolio Management Team               management since 1985.
                                Leader
                                Chris Reilly

                                OPPENHEIMERFUNDS, INC.                  Mr. Evans has been a Vice President of OppenheimerFunds,
                                6803 South Tucson Way                   Inc. ("Oppenheimer") since October 1993 and of HarbourView
                                Englewood, CO 80112                     Asset Management Corporation, a subsidiary of Oppenheimer
                                                                        Acquisition Corp., since July 1994. He joined Oppenheimer in
                                Portfolio Manager                       1990.
                                George Evans

------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)



------------------------------------------------------------------------------------------------------------------------------------
                             SUB-ADVISERS AND
PORTFOLIO                    PORTFOLIO MANAGER(S)                       BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology   ALLIANCE CAPITAL MANAGEMENT L.P.           Mr. Malone has been a Senior Vice President and Portfolio
Portfolio                    1345 Avenue of the Americas                Manager of Alliance Capital since 1995. Mr. Malone joined
                             New York, NY 10105                         Alliance Capital as a Vice President, Research Analyst and
                                                                        Portfolio Manager in 1992.
                             Portfolio Manager
                             Gerald T. Malone

                             DRESDNER RCM GLOBAL INVESTORS LLC          Mr. Chen has been a Managing Director, Senior Analyst and
                             Four Embarcadero Center                    Portfolio Manager of Dresdner RCM Global Investors LLC
                             San Francisco, CA 94111                    ("Dresdner") since 1994. He joined Dresdner in 1984 as a
                                                                        Securities Analyst.
                             Portfolio Managers
                             Huachen Chen                               Mr. Price has been a Managing Director, Senior Analyst and
                             Walter C. Price                            Portfolio Manager of Dresdner since 1978. He joined Dresdner in 1974 as a Senior Securities Analyst.

                             FIRSTHAND CAPITAL MANAGEMENT, INC.         Mr. Landis has been the Chief Investment Officer of
                             125 South Market                           Firsthand Capital Management, Inc. since 1994.
                             Suite 1200
                             San Jose, CA 95113

                             Portfolio Manager
                             Kevin M. Landis
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)

------------------------------------------------------------------------------------------------------------------------------------
                              SUB-ADVISERS AND
PORTFOLIO                     PORTFOLIO MANAGER(S)                      BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care   A I M CAPITAL MANAGEMENT, INC.            Mr. Izuel has been a Portfolio Manager with A I M Capital
Portfolio                     11 Greenway Plaza                         Management, Inc. ("AIM") since 1999. Mr. Izuel joined
                              Suite 100                                 Chancellor LGT Asset Management, Inc. ("LGT") in 1997 as an
                              Houston, TX 77046                         equity analyst before it was acquired by AIM in 1998. Mr.
                                                                        Izuel was a full time student at the University of Michigan
                              Portfolio Managers                        from 1995 to 1997.
                              Derek S. Izuel
                              Roger J. Mortimer                         Mr. Mortimer has been a Portfolio Manager with AIM since
                              Ron S. Sloan                              1998 when AIM acquired LGT. Mr. Mortimer had been a
                              Mike Yellen                               Portfolio Manager at LGT since 1997. Prior to joining LGT,
                                                                        Mr. Mortimer was an assistant Portfolio Manager at Global
                                                                        Strategy Financial from 1994 to 1997.

                                                                        Mr. Sloan has been a Portfolio Manager with AIM since 2000.
                                                                        He has been associated with AIM since 1998. Prior to joining
                                                                        AIM, Mr. Sloan was President of Verissimo Research and
                                                                        Management from 1993 to 1998.

                                                                        Mr. Yellen has been a Senior Portfolio Manager with AIM
                                                                        since 1998 when AIM acquired LGT. Mr. Yellen joined LGT in
                                                                        1994 as a research analyst and was promoted to Portfolio
                                                                        Manager in 1996.

                              DRESDNER RCM GLOBAL INVESTORS LLC         Dr. Dauchot has been a Manager of Dresdner RCM Global
                              Four Embarcadero Center                   Investors LLC ("Dresdner") since 1999. He joined Dresdner in
                              San Francisco, CA 94111                   1999 as an Analyst. Prior to joining Dresdner, Dr. Dauchot was a Junior Analyst at Banc Boston Robertson from 1996 to
                              Portfolio Manager                         1998.
                              Michael Dauchot

                              WELLINGTON MANAGEMENT                     Ms. Gallo has been a Vice President of Wellington Management
                              COMPANY, LLP                              Company, LLP ("Wellington") since 1998. Ms. Gallo joined
                              75 State Street                           Wellington as a Global Industry Analyst in 1998. Prior to
                              Boston, MA 02109                          joining Wellington, she was a Health Care Analyst with BT
                                                                        Alex Brown from 1995 to 1998.
                              Portfolio Managers
                              Ann C. Gallo                              Ms. Hynes has been a Senior Vice President of Wellington
                              Jean M. Hynes                             since 2001. Ms Hynes joined Wellington as a research
                              Kirk J. Mayer                             assistant in 1991.
                              Joseph H. Schwartz
                                                                        Mr. Mayer has been a Vice President of Wellington since
                                                                        2001. Mr. Mayer joined Wellington as a Global Industry
                                                                        Analyst in 1998. Prior to joining Wellington, he attended
                                                                        the University of Pennsylvania's Wharton School of Finance
                                                                        where he obtained his MBA from 1996 to 1998, and he was an
                                                                        Operations Manager with Lockheed Martin Corporation from
                                                                        1994 to 1996.

                                                                        Mr. Schwartz has been a Senior Vice President of Wellington since 1995. Mr. Schwartz joined Wellington as a Global
                                                                        Industry Analyst in 1983.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)


------------------------------------------------------------------------------------------------------------------------------------
                            SUB-ADVISERS AND
PORTFOLIO                   PORTFOLIO MANAGER(S)                        BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond   BLACKROCK ADVISORS, INC.                    Mr. Amero has been a Managing Director and Portfolio Manager
Portfolio                   100 Bellevue Parkway                        of BlackRock Advisors, Inc. ("BAI") since 1990. Prior to
                            Wilmington, DE 19809                        joining BAI, he was a Vice President in Fixed Income
                                                                        Research at The First Boston Corporation from 1985 to 1990.
                            Portfolio Managers
                            Scott M. Amero                              Mr. Anderson has been a Managing Director and Chief
                            Keith T. Anderson                           Investment Officer, Fixed Income of BAI since founding the
                            Rajiv Sobti                                 firm in 1988. Prior to founding BAI, Mr. Anderson was a Vice
                                                                        President in Fixed Income Research at The First Boston
                                                                        Corporation from 1987 to 1988.

                                                                        Dr. Sobti has been a Managing Director and Portfolio Manager of BAI since 1998. Prior to joining BAI, he was a Managing
                                                                        Director and head of Quantitative Research at Donaldson
                                                                        Lufkin & Jenrette from 1986 to 1998.

                            PACIFIC INVESTMENT MANAGEMENT               The Portfolio Management Team develops and implements
                            COMPANY LLC                                 investment strategy for the portfolio.
                            840 Newport Center Drive
                            Suite 300                                   William H. Gross heads the Portfolio Management Team.
                            Newport Beach, CA 92660                     Mr. Gross is a Managing Director and the Chief Investment
                                                                        Officer of Pacific Investment Management Company LLC
                            Portfolio Management Team                   ("PIMCO") and has been associated with the firm for over 30 years. Mr. Gross was a founder of PIMCO.
------------------------------------------------------------------------------------------------------------------------------------


MANAGEMENT FEES

Each portfolio pays a fee to Equitable for management services. The Large Cap Core Equity Portfolio, Large Cap Growth Portfolio and Large Cap Value Portfolio each pay a management fee at an annual rate of 0.90% of the average net assets of the portfolio. The Small/Mid Cap Growth Portfolio and Small/Mid Cap Value Portfolio each pay a management fee at an annual rate of 1.10% of the average net assets of the portfolio. The International Equity Portfolio pays a management fee at an annual rate of 1.05% of the average net assets of the portfolio. The Technology Portfolio and Health Care Portfolio each pay a management fee at an annual rate of 1.20% of the average net assets of the portfolio. The Core Bond Portfolio pays a management fee at an annual rate of 0.60% of the average net assets of the portfolio.


The sub-advisers are paid by Equitable. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by Equitable, without shareholder approval. For certain administrative services, in addition to the management fee, each portfolio pays Equitable a fee at an annual rate of 0.15% of the portfolio's total average net assets plus $35,000 per portfolio and an additional $35,000 per portion of the portfolio allocated to a separate sub-adviser.


EXPENSE LIMITATION AGREEMENT


In the interest of limiting until April 30, 2003 the expenses of each portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940), are limited to 1.10% for the Large Cap Growth Portfolio, the Large Cap Core Equity Portfolio and the Large Cap Value Portfolio, 1.35% for the Small/Mid Cap Growth Portfolio and the Small/Mid Cap Value Portfolio, 1.55% for the International Equity Portfolio, 1.60% for the Technology Portfolio and the Health Care Portfolio, and 0.70% for the Core Bond Portfolio.

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)


Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio's expense ratio and such reimbursements do not exceed the portfolio's expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped all eligible previous payments made, the portfolio will be charged such lower expenses.

PORTFOLIO SERVICES


BUYING AND SELLING SHARES

Each portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. These portfolios are not designed for professional market-timers, see the section entitled "Purchase Restrictions on Market-Timers."


The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.


RESTRICTIONS ON BUYING AND SELLING SHARES

PURCHASE RESTRICTIONS

The portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

PURCHASE RESTRICTIONS ON MARKET-TIMERS AND ACTIVE TRADERS

Each portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the portfolio's other shareholders or would disrupt the management of the portfolio.


You should note that the Trust is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Trust's portfolios. These kinds of strategies and transfer activities are disruptive to the Trust's portfolios. If we determine that your transfer patterns among the Trust's portfolios are disruptive to the Trust's portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

We currently consider transfers into and out of (or vice versa) a portfolio within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently give additional individualized notice, to owners who have engaged in such activity, of our intention to restrict such services. However, we may not continue to give such individualized notice. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
RESTRICTION                                                              SITUATION
------------------------------------------------------------------------------------------------------------------------------------
The portfolio may suspend the right of redemption or postpone            o  When the New York Stock Exchange is closed (other than a
payment for more than 7 days:                                               weekend/holiday).
                                                                         o  During an emergency.
                                                                         o  Any other period permitted by the SEC.
------------------------------------------------------------------------------------------------------------------------------------
A portfolio may pay the redemption price in whole or part by a           o  When it is detrimental for a portfolio to make cash
distribution in kind of readily marketable securities in lieu of cash       payments as determined in the sole discretion of
or may take up to 7 days to pay a redemption request in order to            Equitable.
raise capital:
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO SERVICES


HOW PORTFOLIO SHARES ARE PRICED

"Net asset value" is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

NET ASSET VALUE  =  TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
                    ----------------------------------------------------------------------
                                         NUMBER OF OUTSTANDING SHARES

The net asset value of portfolio shares is determined according to this schedule:

o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

o The price you pay for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.

o A portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, portfolio securities are valued as follows:

o Equity securities -- most recent sales price or if there is no sale, latest available bid price.

o Debt securities (other than short-term obligations) -- based upon pricing service valuations.

o  Short-term obligations -- amortized cost (which approximates market value).


o Securities traded on foreign exchanges -- most recent sales or bid price on the foreign exchange or market, unless an occurrence after the close of that market or exchange will materially affect its value. In that case, fair value as determined by or under the direction of the board of trustees at the close of regular trading on the Exchange.


o Options -- last sales price or, if not available, previous day's sales price. However, if the bid price is higher or the asked price is lower than the previous day's last sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

o Futures -- last sales price or, if there is no sale, latest available bid price.


o Other Securities -- other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Trust's board of trustees.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for each applicable portfolio when Equitable deems that the particular event or circumstance would materially affect such portfolio's net asset value.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's board of trustees believes accurately reflects fair value. This policy is intended to assure that each portfolio's net asset value fairly reflects security values as of the time of pricing.

PORTFOLIO SERVICES


DIVIDENDS AND OTHER DISTRIBUTIONS

The portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. The Core Bond Portfolio normally pays dividends of net investment income monthly, and its gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the portfolios.

TAX CONSEQUENCES


Each portfolio is treated as a separate entity, and intends to qualify to be treated as a regulated investment company, for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level. They pass through their income and gains to their shareholders by paying dividends. A portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and each portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio in question. Also, any portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

It is important for each portfolio to maintain its regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If a portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Manager and as the administrator for the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.


Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

GLOSSARY OF TERMS


BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a portfolio's shareholders of profits earned from selling securities in that portfolio. Capital gain distributions are usually paid once a year.

CORE INVESTING -- An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DIVERSIFICATION -- The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

DURATION -- A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed as an annual rate.

MARKET CAPITALIZATION -- Market price of a company's shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

NET ASSET VALUE (NAV) -- The market value of one share of a portfolio on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a portfolio's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities.

VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

APPENDIX

MORE INFORMATION ABOUT SUB-ADVISERS

This Appendix provides additional information about, including past performance information of, the sub-advisers Equitable has initially selected to advise each portfolio.

            -----------------------------------------------------

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO. Alliance Capital Management L.P. ("Alliance Capital"), Dresdner RCM Global Investors LLC ("Dresdner") and TCW Investment Management Company ("TCW") serve as sub-advisers to AXA Premier VIP Large Cap Growth Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2001, Dresdner had approximately $40.4 billion in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of December 31, 2001, TCW had approximately $87.6 billion in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO. Alliance Capital, through its Bernstein Investment Research and Management ("Bernstein") unit, Janus Capital Management LLC ("Janus") and Thornburg Investment Management, Inc. ("Thornburg") serve as sub-advisers to AXA Premier VIP Large Cap Core Equity Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Janus is a majority owned subsidiary of Stilwell Financial, Inc., a publicly traded company whose subsidiaries are engaged in financial services. As of December 31, 2001, Janus had approximately $182.5 billion in assets under management. The principal office of Janus is located at 100 Fillmore Street, Denver, Colorado 80206.

Thornburg is an employee owned investment management firm. H. Garrett Thornburg, Jr. is the controlling shareholder of Thornburg. As of December 31, 2001, Thornburg had approximately $4.88 billion in assets under management. The principal office of Thornburg is located at 119 East Marcy Street, Santa Fe, New Mexico 87501-2046.


AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO. Alliance Capital, Institutional Capital Corporation ("ICAP") and MFS Investment Management ("MFS") serve as sub-advisers to AXA Premier VIP Large Cap Value Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

ICAP is an employee owned money management firm. Robert H. Lyon is the controlling shareholder of ICAP. As of December 31, 2001, ICAP had approximately $13.8 billion in assets under management. The principal office of ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international financial services organization. As of December 31, 2001, MFS had approximately $137 billion in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.


AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO. Alliance Capital, MFS and RS Investment Management, LP ("RSIM") serve as sub-advisers to AXA Premier VIP Small/Mid Cap Growth Portfolio.

                                   Appendix-1

APPENDIX


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international financial services organization. As of December 31, 2001, MFS had approximately $137 billion in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

RSIM is a wholly owned subsidiary of RS Investment Management Co. LLC ("RSIM Co."). G. Randall Hecht owns the largest membership interest in RSIM Co. As of December 31, 2001, RSIM Co. had approximately $7.1 billion in assets under management. The principal office of RSIM is located at 388 Market Street, Suite 1700, San Francisco, California 94111.


AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO. AXA Rosenberg Investment Management LLC ("AXA Rosenberg"), The Boston Company Asset Management, LLC ("BCAM") and TCW serve as sub-advisers to AXA Premier VIP Small/Mid Cap Value Portfolio.


AXA Rosenberg is a wholly owned subsidiary of AXA Rosenberg Group LLC ("AXA Rosenberg Group"). AXA Investment Managers S. A., a French societe anonyme and investment arm of AXA, a French insurance holding company that includes Equitable among its subsidiaries, holds a majority interest in AXA Rosenberg Group. As of December 31, 2001, AXA Rosenberg Group had approximately $10.3 billion in assets under management. The principal office of AXA Rosenberg is located at 4 Orinda Way, Building E, Orinda, California 94563.

BCAM is an indirect wholly owned subsidiary of Mellon Financial Corporation, a publicly traded global financial services company. As of December 31, 2001, BCAM had approximately $24.1 billion in assets under management. The principal office of BCAM is located at One Boston Place, Boston, Massachusetts 02108.

TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of December 31, 2001, TCW had approximately $87.6 billion in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.


AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO. Alliance Capital, through its Bernstein unit, Bank of Ireland Asset Management (U.S.) Limited ("BIAM (U.S.)") and OppenheimerFunds, Inc. ("Oppenheimer") serve as sub-advisers to AXA Premier VIP International Equity Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

BIAM (U.S.) is a wholly owned subsidiary of Bank of Ireland Group, a publicly traded financial services provider located in Ireland. As of December 31, 2001, BIAM (U.S.) had approximately $24.9 million in assets under management. The principal North American office of BIAM (U.S.) is located at 75 Holly Lane, Greenwich, Connecticut 06830.

Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a mutual insurance company providing global financial services. As of December 31, 2001, Oppenheimer and its subsidiaries had approximately $120 billion in assets under management. The principal office of Oppenheimer is located at 6803 South Tucson Way, Englewood, Colorado 80112.


AXA PREMIER VIP TECHNOLOGY PORTFOLIO. Alliance Capital, Dresdner and Firsthand Capital Management, Inc. ("Firsthand") serve as sub-advisers to AXA Premier VIP Technology Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2001, Dresdner had approximately $40.4 billion in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.


                                   Appendix-2

APPENDIX


Kevin M. Landis is the controlling shareholder of Firsthand. As of December 31, 2001, Firsthand had approximately $2.17 billion in assets under management. The principal office of Firsthand is located at 125 South Market, Suite 1200, San Jose, California 95113.


AXA PREMIER VIP HEALTH CARE PORTFOLIO. A I M Capital Management, Inc. ("AIM"), Dresdner and Wellington Management Company, LLP ("Wellington") serve as sub-advisers to AXA Premier VIP Health Care Portfolio.


AIM is a wholly owned subsidiary of AIM Advisors, Inc. AIM Advisors, Inc. is a wholly owned subsidiary of AIM Management Group Inc. ("AIM Management"). AIM Management merged with INVESCO in 1997 to form AMVESCAP PLC, one of the world's largest investment services companies. As of December 31, 2001, AIM Management had approximately $158 billion in assets under management. The principal office of AIM is located at 11 Greenway Plaza, Houston, Texas 77046.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2001, Dresdner had approximately $40.4 billion in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

Wellington is an employee owned limited liability partnership whose sole business is investment management. Wellington is owned by 68 partners, all active employees of the firm; the managing partners of Wellington are Duncan M. McFarland, Laurie A. Gabriel and John R. Ryan. As of December 31, 2001, Wellington had approximately $311.4 billion in assets under management. The principal office of Wellington is located at 75 State Street, Boston, Massachusetts 02109.


AXA PREMIER VIP CORE BOND PORTFOLIO. BlackRock Advisors, Inc. ("BAI") and Pacific Investment Management Company LLC ("PIMCO") serve as sub-advisers to AXA Premier VIP Core Bond Portfolio.


BAI is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a majority owned indirect subsidiary of The PNC Financial Services Group, Inc., a publicly traded diversified financial services company. As of December 31, 2001, BAI had approximately $239 billion in assets under management. The principal office of BAI is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). Allianz AG, a European-based, multi-national insurance and financial services holding company, is the indirect majority owner of PIMCO Advisors. Pacific Life Insurance Company holds an indirect minority interest in PIMCO Advisors. As of December 31, 2001, PIMCO had approximately $241.3 billion in assets under management. The principal office of PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.


            -----------------------------------------------------

SUB-ADVISERS' PAST PERFORMANCE


For each sub-adviser, this Appendix presents past performance information for all accounts, unless otherwise noted, it manages with substantially similar investment objectives, policies and strategies as the portion of the Trust portfolio that the sub-adviser will manage. Where a sub-adviser has been managing a registered investment company (mutual fund) with substantially similar investment objectives, policies and strategies ("Comparable Fund") to those of the portion of the Trust portfolio that the sub-adviser will manage, the Comparable Fund's average total return is presented below in accordance with SEC mutual fund performance rules. Where a sub-adviser manages only advisory accounts or manages advisory accounts and sub-advises mutual funds in a manner that is substantially similar to the way in which it will manage a portion of the Trust portfolio's assets, this Appendix presents the composite performance of all those accounts, excluding any Comparable Fund performance ("Account Composite Performance"). Comparable Funds and Account Composities with less than a twelve month since inception track record are not included.


Equitable requires the sub-advisers to present to Equitable the performance of all substantially similar managed accounts and mutual funds to help ensure that the sub-adviser is showing the performance of all its managed accounts and mutual funds, not just its best performing accounts. Equitable requests that the sub-adviser make certain representations concerning the appropriate presentation and calculation of Account Composite Performance.


Except as otherwise indicated, the Account Composite Performance is supplied by each sub-adviser to Equitable as a gross of fee basis and adjusted by Equitable only to deduct the anticipated Class A fees and expenses (assuming no expense caps or fee waivers) of the Trust portfolio the sub-adviser is expected to advise. Actual fees will vary depending on, among other things, the applicable fee schedule and portfolio size. Also included are performance figures for the benchmark indices of the Trust portfolios. When a sub-adviser's management of a portion of a Trust portfolio more closely resembles an index other than the portfolio's benchmark index and is tied to that other index or its benchmark, the performance of such index is also shown.


                                   Appendix-3

APPENDIX

The performance information shown below does not reflect any insurance or separate account fees and expenses, which are imposed under the Contracts. If it did, the results shown would be lower.


THE PAST PERFORMANCE OF THE SUB-ADVISERS IN MANAGING COMPARABLE FUNDS AND ADVISORY ACCOUNTS IS NO GUARANTEE OF FUTURE RESULTS IN MANAGING A TRUST PORTFOLIO. PLEASE NOTE THE FOLLOWING CAUTIONARY GUIDELINES IN REVIEWING THIS
APPENDIX:

o PERFORMANCE FIGURES ARE NOT THE PERFORMANCE OF THE TRUST PORTFOLIOS. The performance shown below for the sub-advisers is not the performance of any Trust portfolio and is not an indication of how the portfolio would have performed in the past or will perform in the future. The portfolios' performances in the future will be different from the sub-advisers' performances in advising the Comparable Funds and substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the portfolios and advisory accounts, different fees, expenses, performance calculation methods, portfolio size and composition. In particular, Account Composite Performance is not necessarily an indication of how any Trust portfolio will perform, as those accounts may not be subject to investment limitations, diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, can have a negative impact on the portfolio's performance.

o THE TRUST PORTFOLIOS HAVE MORE THAN ONE SUB-ADVISER. Each sub-adviser manages only a portion of a portfolio's assets. As a result, the future performance of each sub-adviser will affect the performance of a Trust portfolio only with respect to the percentage of the portfolio's assets that it advises. Furthermore, the proportion of portfolio assets Equitable initially allocates to each sub-adviser may change over time since (a) Equitable can change the percentage of a portfolio's assets allocated to a sub-adviser at any time, and (b) the assets under management by any sub-adviser will increase or decrease depending upon the performance and market value of those sub-advised assets. Initially, Equitable expects to allocate a portfolio's assets approximately equally to each of its sub-advisers. You should consider Equitable's discretion to change the asset allocation among sub-advisers and the portfolios' ability to change sub-advisers and alter the number of sub-advisers when reviewing the Comparable Fund and the Account Composite Performance.

o EQUITABLE CAN REPLACE A SUB-ADVISER, SUBJECT TO APPROVAL BY THE TRUST'S BOARD OF TRUSTEES, WITHOUT SHAREHOLDER APPROVAL. The structure of the Trust portfolios permits Equitable, as the portfolios' investment manager, to retain and replace sub-advisers (subject to approval by the portfolio's board of trustees) without a shareholder vote. This arrangement gives Equitable more flexibility in responding to changing performance and other factors that Equitable determines may affect a sub-adviser's ability to advise the portfolio. It can also result in more frequent changes in sub-advisers than is experienced by portfolios whose shareholders must approve a sub-adviser change. More frequent changes in sub-advisers may increase portfolio turnover and portfolio expenses.

o SUB-ADVISER AND BENCHMARK PERFORMANCE ARE AVERAGES FOR THE PERIODS SHOWN. The information below shows average annual total rate of returns for the periods indicated but does not reflect the volatility that may occur within a given period. As discussed in the prospectus, many of the portfolios are in market sectors that experienced significant performance fluctuations within the periods presented.


                                   Appendix-4

APPENDIX


------------------------------------------------------------------------------------
                                                    1 YEAR       3 YEARS     5 YEARS
                                                    ENDED         ENDED       ENDED
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO         12/31/01     12/31/01    12/31/01
------------------------------------------------------------------------------------
ALLIANCE CAPITAL MANAGEMENT L.P.
------------------------------------------------------------------------------------
Composite -- Disciplined Growth Composite(1)       (21.29%)      (6.69%)      9.49%
------------------------------------------------------------------------------------
Russell 1000 Growth Index (Portfolio Benchmark)    (20.42%)      (6.32%)      8.27%
------------------------------------------------------------------------------------
DRESDNER RCM GLOBAL INVESTORS LLC
------------------------------------------------------------------------------------
Composite -- Large Cap Select Equity Composite     (23.85%)      (1.80%)     13.15%
------------------------------------------------------------------------------------
Russell 1000 Growth Index (Portfolio Benchmark)    (20.42%)      (6.32%)      8.27%
------------------------------------------------------------------------------------
TCW INVESTMENT MANAGEMENT COMPANY
------------------------------------------------------------------------------------
Fund -- TCW Galileo Select Equities Fund
(Class I shares)(2)                                (19.23%)       2.68%      12.88%
------------------------------------------------------------------------------------
Composite -- TCW Concentrated Core Equities
Supplemental                                       (20.19%)       2.09%      13.16%
------------------------------------------------------------------------------------
Russell 1000 Growth Index (Portfolio Benchmark)    (20.42%)      (6.32%)      8.27%
------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                 10 YEARS      SINCE         SINCE
                                                  ENDED      INCEPTION     INCEPTION     INCEPTION
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO       12/31/01     (FUND)      (COMPOSITE)      DATE
--------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MANAGEMENT L.P.
--------------------------------------------------------------------------------------------------
Composite -- Disciplined Growth Composite(1)      11.93%         N/A           N/A          N/A
--------------------------------------------------------------------------------------------------
Russell 1000 Growth Index (Portfolio Benchmark)   10.79%         N/A           N/A          N/A
--------------------------------------------------------------------------------------------------
DRESDNER RCM GLOBAL INVESTORS LLC
--------------------------------------------------------------------------------------------------
Composite -- Large Cap Select Equity Composite    13.10%         N/A           N/A          N/A
--------------------------------------------------------------------------------------------------
Russell 1000 Growth Index (Portfolio Benchmark)   10.79%         N/A           N/A          N/A
--------------------------------------------------------------------------------------------------
TCW INVESTMENT MANAGEMENT COMPANY
--------------------------------------------------------------------------------------------------
Fund -- TCW Galileo Select Equities Fund
(Class I shares)(2)                               13.48%         N/A           N/A          N/A
--------------------------------------------------------------------------------------------------
Composite -- TCW Concentrated Core Equities
Supplemental                                      13.73%         N/A           N/A          N/A
--------------------------------------------------------------------------------------------------
Russell 1000 Growth Index (Portfolio Benchmark)   10.79%         N/A           N/A          N/A
--------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------
                                                   1 YEAR       3 YEARS     5 YEARS
 AXA PREMIER VIP LARGE CAP CORE EQUITY              ENDED         ENDED       ENDED
 PORTFOLIO                                        12/31/01     12/31/01    12/31/01
-----------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 (BERNSTEIN UNIT)
-----------------------------------------------------------------------------------
 Composite -- Diversified Value (Optimized vs.
 S&P 500)(3)                                         1.11%        3.72%      10.93%
-----------------------------------------------------------------------------------
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                        (11.88%)      (1.03%)     10.70%
-----------------------------------------------------------------------------------
 JANUS CAPITAL MANAGEMENT LLC
-----------------------------------------------------------------------------------
 Composite -- Janus Large Cap Growth Composite
 (Sep. Acc Only)                                   (25.33%)      (2.43%)     11.22%
-----------------------------------------------------------------------------------
 Composite--Janus Large Cap Growth Composite
 (Sub-Advised Mutual Fund Only)(4)                 (25.80%)      (2.83%)      9.28%
-----------------------------------------------------------------------------------
 Russell 1000 Growth Index                         (20.42%)      (6.32%)      8.27%
-----------------------------------------------------------------------------------
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                        (11.88%)      (1.03%)     10.70%
-----------------------------------------------------------------------------------
 THORNBURG INVESTMENT MANAGEMENT, INC.
-----------------------------------------------------------------------------------
 Fund -- Thornburg Value Fund (Class C shares)(5)   (8.86%)       8.63%      15.56%
-----------------------------------------------------------------------------------
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                        (11.88%)      (1.03%)     10.70%
-----------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                  10 YEARS       SINCE         SINCE
 AXA PREMIER VIP LARGE CAP CORE EQUITY             ENDED       INCEPTION     INCEPTION     INCEPTION
 PORTFOLIO                                        12/31/01      (FUND)      (COMPOSITE)      DATE
----------------------------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 (BERNSTEIN UNIT)
----------------------------------------------------------------------------------------------------
 Composite -- Diversified Value (Optimized vs.
 S&P 500)(3)                                       13.66%         N/A           N/A          N/A
----------------------------------------------------------------------------------------------------
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                        12.93%         N/A           N/A          N/A
----------------------------------------------------------------------------------------------------
 JANUS CAPITAL MANAGEMENT LLC
----------------------------------------------------------------------------------------------------
 Composite -- Janus Large Cap Growth Composite
 (Sep. Acc Only)                                   12.44%         N/A           N/A          N/A
----------------------------------------------------------------------------------------------------
 Composite--Janus Large Cap Growth Composite
 (Sub-Advised Mutual Fund Only)(4)                  9.68%         N/A           N/A          N/A
----------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index                         10.79%         N/A           N/A          N/A
----------------------------------------------------------------------------------------------------
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                        12.93%         N/A           N/A          N/A
----------------------------------------------------------------------------------------------------
 THORNBURG INVESTMENT MANAGEMENT, INC.
----------------------------------------------------------------------------------------------------
 Fund -- Thornburg Value Fund (Class C shares)(5)      N/A     17.91%           N/A      10/02/95
----------------------------------------------------------------------------------------------------
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                            N/A     13.23%           N/A         N/A
----------------------------------------------------------------------------------------------------


----------

(1) The Disciplined Growth Composite includes only accounts with more than $10 million in assets.


(2)  TCW Galileo Select Equities Fund is a non-diversified fund.


(3) The Diversified Value Composite includes only accounts with more than $10 million in assets.


(4) Performance reported after deduction: (i) of sub-advised mutual fund fees and all applicable expenses of sub-advised mutual funds included in the Account Composite, and (ii) the anticipated AXA Premier VIP Large Cap Core Equity Portfolio's Class A fees and expenses.


(5) Thornburg also has Thornburg Large Cap Composite. Thornburg Large Cap Composite is not shown in the chart above because it consists primarily of the Thornburg Value Fund (shown above). The performance of the Thornburg Large Cap Composite for the periods shown above (the one year, three years and five years ended December 31, 2001 and the period since its inception on October 2, 1995 through December 31, 2001 is (8.26%), 9.70%, 16.85% and
     20.21%, respectively.


                                   Appendix-5

APPENDIX


----------------------------------------------------------------------------------
                                                    1 YEAR     3 YEARS    5 YEARS
                                                     ENDED       ENDED      ENDED
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO          12/31/01    12/31/01   12/31/01
----------------------------------------------------------------------------------
ALLIANCE CAPITAL MANAGEMENT L.P.
----------------------------------------------------------------------------------
Fund -- Alliance Growth and Income Fund (Class B
shares)                                             (2.53%)      6.60%     13.26%
----------------------------------------------------------------------------------
Composite -- Disciplined Value Composite(6)         (3.03%)      6.65%     13.63%
----------------------------------------------------------------------------------
Russell 1000 Value Index (Portfolio Benchmark)      (5.59%)      2.74%     11.13%
----------------------------------------------------------------------------------
INSTITUTIONAL CAPITAL CORPORATION
----------------------------------------------------------------------------------
Fund -- ICAP Select Equity Portfolio(7)             (1.59%)     11.07%        N/A
----------------------------------------------------------------------------------
Russell 1000 Value Index (Portfolio Benchmark)      (5.59%)      2.74%        N/A
----------------------------------------------------------------------------------
MFS INVESTMENT MANAGEMENT
----------------------------------------------------------------------------------
Fund -- MFS Value Fund (Class B shares)             (8.44%)      7.72%        N/A
----------------------------------------------------------------------------------
Composite -- MFS Large Cap Value Equity
Composite                                           (7.42%)      8.86%     14.52%
----------------------------------------------------------------------------------
Russell 1000 Value Index (Portfolio Benchmark)      (5.59%)      2.74%     11.13%
----------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                   10 YEARS      SINCE        SINCE
                                                    ENDED     INCEPTION    INCEPTION     INCEPTION
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO          12/31/01     (FUND)    (COMPOSITE)      DATE
--------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MANAGEMENT L.P.
--------------------------------------------------------------------------------------------------
Fund -- Alliance Growth and Income Fund (Class B
shares)                                            13.07%         N/A          N/A          N/A
--------------------------------------------------------------------------------------------------
Composite -- Disciplined Value Composite(6)           N/A         N/A        18.31%      12/31/94
--------------------------------------------------------------------------------------------------
Russell 1000 Value Index (Portfolio Benchmark)     14.16%         N/A        16.16%         N/A
--------------------------------------------------------------------------------------------------
INSTITUTIONAL CAPITAL CORPORATION
--------------------------------------------------------------------------------------------------
Fund -- ICAP Select Equity Portfolio(7)               N/A        12.12%        N/A       12/31/97
--------------------------------------------------------------------------------------------------
Russell 1000 Value Index (Portfolio Benchmark)        N/A         5.82%        N/A          N/A
--------------------------------------------------------------------------------------------------
MFS INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------------------------
Fund -- MFS Value Fund (Class B shares)               N/A        10.84%        N/A       11/04/97
--------------------------------------------------------------------------------------------------
Composite -- MFS Large Cap Value Equity
Composite                                          13.96%         N/A          N/A          N/A
--------------------------------------------------------------------------------------------------
Russell 1000 Value Index (Portfolio Benchmark)     14.16%         7.42%(8)     N/A          N/A
--------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------
                                                   1 YEAR      3 YEARS    5 YEARS
AXA PREMIER VIP SMALL/MID CAP GROWTH               ENDED        ENDED      ENDED
PORTFOLIO                                          12/31/01    12/31/01   12/31/01
----------------------------------------------------------------------------------
ALLIANCE CAPITAL MANAGEMENT L.P.
----------------------------------------------------------------------------------
Fund -- Alliance Quasar Fund (Class B shares)(9)   (14.31%)        N/A        N/A
----------------------------------------------------------------------------------
Composite -- Small Cap Growth Composite(10)        (11.64%)     10.32%      9.38%
----------------------------------------------------------------------------------
Russell 2000 Growth Index                           (9.23%)      0.25%      2.87%
----------------------------------------------------------------------------------
Russell 2500 Growth Index (Portfolio Benchmark)    (10.83%)      5.17%      6.60%
----------------------------------------------------------------------------------
MFS INVESTMENT MANAGEMENT
----------------------------------------------------------------------------------
Fund -- MFS Mid Cap Fund (Class B shares)(11)      (20.55%)     14.59%     14.75%
----------------------------------------------------------------------------------
Composite -- MFS Mid Cap Growth Equity
Composite                                          (22.29%)     13.74%     16.93%
----------------------------------------------------------------------------------
Russell Mid Cap Growth Index                       (20.15%)      2.16%      9.02%
----------------------------------------------------------------------------------
Russell 2500 Growth Index (Portfolio Benchmark)    (10.83%)      5.17%      6.60%
----------------------------------------------------------------------------------
RS INVESTMENT MANAGEMENT, LP
----------------------------------------------------------------------------------
Fund -- Diversified Growth Fund(12)                  1.88%      23.05%     22.90%
----------------------------------------------------------------------------------
Russell 2000 Growth Index                           (9.23%)      0.25%      2.87%
----------------------------------------------------------------------------------
Russell 2500 Growth Index (Portfolio Benchmark)    (10.83%)      5.17%      6.60%
----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                   10 YEARS     SINCE        SINCE
AXA PREMIER VIP SMALL/MID CAP GROWTH                 ENDED    INCEPTION    INCEPTION    INCEPTION
PORTFOLIO                                          12/31/01    (FUND)     (COMPOSITE)     DATE
-------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MANAGEMENT L.P.
-------------------------------------------------------------------------------------------------
Fund -- Alliance Quasar Fund (Class B shares)(9)      N/A        N/A          N/A          N/A
-------------------------------------------------------------------------------------------------
Composite -- Small Cap Growth Composite(10)         13.92%       N/A          N/A          N/A
-------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                            7.19%       N/A          N/A          N/A
-------------------------------------------------------------------------------------------------
Russell 2500 Growth Index (Portfolio Benchmark)      9.49%       N/A          N/A          N/A
-------------------------------------------------------------------------------------------------
MFS INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------------------------
Fund -- MFS Mid Cap Fund (Class B shares)(11)         N/A      14.99%         N/A       12/01/93
-------------------------------------------------------------------------------------------------
Composite -- MFS Mid Cap Growth Equity
Composite                                             N/A        N/A        17.83%      10/01/94
-------------------------------------------------------------------------------------------------
Russell Mid Cap Growth Index                          N/A      11.82%       12.77%         N/A
-------------------------------------------------------------------------------------------------
Russell 2500 Growth Index (Portfolio Benchmark)       N/A      10.12%       10.76%         N/A
-------------------------------------------------------------------------------------------------
RS INVESTMENT MANAGEMENT, LP
-------------------------------------------------------------------------------------------------
Fund -- Diversified Growth Fund(12)                   N/A      25.89%         N/A       08/01/96
-------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                             N/A       5.02%         N/A          N/A
-------------------------------------------------------------------------------------------------
Russell 2500 Growth Index (Portfolio Benchmark)       N/A      (8.61%)        N/A          N/A
-------------------------------------------------------------------------------------------------


----------

(6) The Disciplined Value Composite includes only accounts with more than $10 million in assets.


(7)  ICAP Select Equity Portfolio is a non-diversified fund.


(8) Since the Russell 1000 Value Index does not provide mid-month performance, the reporting period is as of the beginning of the month period closest to the inception date of the Comparable Fund.


(9) Fund performance prior to January 1, 2000 is not presented because the sub-adviser believes that prior to that date the Alliance Quasar Fund was not managed with substantially similar strategies to the portion of the AXA Premier VIP Small/Mid Cap Growth Portfolio it will manage.

(10) The Small Cap Growth Composite includes only accounts with more than $10 million in assets.

(11) MFS Mid Cap Fund is a non-diversified fund.


(12) RSIM also has Diversified Growth Composite. The Diversified Growth Composite is not shown in the chart because it consists primarily of the Diversified Growth Fund (shown above). The performance of the Diversified Growth Composite for the period shown above (the one year, three years and five years ended December 31, 2001 and the period since its inception on August 1, 1996 through December 31, 2001) is 2.11%, 22.19%, 22.73% and
     26.16%, respectively.


                                   Appendix-6

APPENDIX


--------------------------------------------------------------------------------
                                                  1 YEAR    3 YEARS    5 YEARS
AXA PREMIER VIP SMALL/MID CAP VALUE               ENDED      ENDED      ENDED
PORTFOLIO                                        12/31/01   12/31/01   12/31/01
--------------------------------------------------------------------------------
AXA ROSENBERG INVESTMENT MANAGEMENT LLC
--------------------------------------------------------------------------------
Composite -- Mid/Small Cap Value Composite          8.19%        N/A        N/A
--------------------------------------------------------------------------------
Russell 2500 Value Index (Portfolio Benchmark)      9.74%        N/A        N/A
--------------------------------------------------------------------------------
THE BOSTON COMPANY ASSET MANAGEMENT, LLC
--------------------------------------------------------------------------------
Composite -- Premier Value Equity Composite(13)    19.73%     24.87%     19.31%
--------------------------------------------------------------------------------
Russell Midcap Value Index                          2.34%      6.81%     11.46%
--------------------------------------------------------------------------------
Russell 2500 Value Index (Portfolio Benchmark)      9.74%     10.39%     11.92%
--------------------------------------------------------------------------------
TCW INVESTMENT MANAGEMENT COMPANY
--------------------------------------------------------------------------------
Fund -- TCW Galileo Value Opportunities Fund
(Class I shares)(14)                               33.66%     32.21%     22.10%
--------------------------------------------------------------------------------
Russell Midcap Value Index                          2.34%      6.81%     11.46%
--------------------------------------------------------------------------------
Russell 2500 Value Index (Portfolio Benchmark)      9.74%     10.39%     11.92%
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                   10 YEARS      SINCE        SINCE
AXA PREMIER VIP SMALL/MID CAP VALUE                 ENDED      INCEPTION    INCEPTION     INCEPTION
PORTFOLIO                                          12/31/01     (FUND)     (COMPOSITE)      DATE
---------------------------------------------------------------------------------------------------
AXA ROSENBERG INVESTMENT MANAGEMENT LLC
---------------------------------------------------------------------------------------------------
Composite -- Mid/Small Cap Value Composite            N/A         N/A          14.55%     05/01/00
---------------------------------------------------------------------------------------------------
Russell 2500 Value Index (Portfolio Benchmark)        N/A         N/A          15.24%        N/A
---------------------------------------------------------------------------------------------------
THE BOSTON COMPANY ASSET MANAGEMENT, LLC
---------------------------------------------------------------------------------------------------
Composite -- Premier Value Equity Composite(13)      22.17%       N/A          N/A           N/A
---------------------------------------------------------------------------------------------------
Russell Midcap Value Index                           14.41%       N/A          N/A           N/A
---------------------------------------------------------------------------------------------------
Russell 2500 Value Index (Portfolio Benchmark)       15.14%       N/A          N/A           N/A
---------------------------------------------------------------------------------------------------
TCW INVESTMENT MANAGEMENT COMPANY
---------------------------------------------------------------------------------------------------
Fund -- TCW Galileo Value Opportunities Fund
(Class I shares)(14)                                  N/A        23.25%        N/A        11/01/96
---------------------------------------------------------------------------------------------------
Russell Midcap Value Index                            N/A        12.29%        N/A           N/A
---------------------------------------------------------------------------------------------------
Russell 2500 Value Index (Portfolio Benchmark)        N/A        13.24%        N/A           N/A
---------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
                                                     1 YEAR       3 YEARS     5 YEARS
AXA PREMIER VIP INTERNATIONAL EQUITY                 ENDED         ENDED       ENDED
PORTFOLIO                                           12/31/01     12/31/01    12/31/01
-------------------------------------------------------------------------------------
ALLIANCE CAPITAL MANAGEMENT L.P. (BERNSTEIN UNIT)
-------------------------------------------------------------------------------------
Composite -- International Value (MSCI EAFE Cap
Weighted, Unhedged Index)                           (14.71%)      (2.19%)     0.48%
-------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE Index
(Portfolio Benchmark)                               (21.44%)      (5.05%)     0.89%
-------------------------------------------------------------------------------------
BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED
-------------------------------------------------------------------------------------
Composite -- International Equity Composite         (20.37%)      (1.46%)     2.92%
-------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE Index
(Portfolio Benchmark)                               (21.44%)      (5.05%)     0.89%
-------------------------------------------------------------------------------------
OPPENHEIMERFUNDS, INC.
-------------------------------------------------------------------------------------
Fund -- Oppenheimer International Growth Fund
(Class B shares)                                    (27.76%)       1.82%      6.62%
-------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE Index
(Portfolio Benchmark)                               (21.44%)      (5.05%)     0.89%
-------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                    10 YEARS      SINCE        SINCE
AXA PREMIER VIP INTERNATIONAL EQUITY                 ENDED      INCEPTION    INCEPTION     INCEPTION
PORTFOLIO                                           12/31/01     (FUND)     (COMPOSITE)      DATE
----------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MANAGEMENT L.P. (BERNSTEIN UNIT)
----------------------------------------------------------------------------------------------------
Composite -- International Value (MSCI EAFE Cap
Weighted, Unhedged Index)                              N/A         N/A         2.73%       07/01/94
----------------------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE Index
(Portfolio Benchmark)                                  N/A         N/A         2.99%          N/A
----------------------------------------------------------------------------------------------------
BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED
----------------------------------------------------------------------------------------------------
Composite -- International Equity Composite           9.55%        N/A          N/A           N/A
----------------------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE Index
(Portfolio Benchmark)                                 4.46%        N/A          N/A           N/A
----------------------------------------------------------------------------------------------------
OPPENHEIMERFUNDS, INC.
----------------------------------------------------------------------------------------------------
Fund -- Oppenheimer International Growth Fund
(Class B shares)                                       N/A        8.97%         N/A        03/25/96
----------------------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE Index
(Portfolio Benchmark)                                  N/A        1.72%         N/A           N/A
----------------------------------------------------------------------------------------------------


----------
(13) The Premier Value Equity Composite includes only accounts with $5 million or more in assets.
(14) TCW Galileo Value Opportunities Fund is a non-diversified fund.

                                   Appendix-7

APPENDIX


-----------------------------------------------------------------------------------
                                                  1 YEAR       3 YEARS     5 YEARS
                                                  ENDED         ENDED       ENDED
AXA PREMIER VIP TECHNOLOGY PORTFOLIO             12/31/01     12/31/01    12/31/01
-----------------------------------------------------------------------------------
ALLIANCE CAPITAL MANAGEMENT L.P.
-----------------------------------------------------------------------------------
Fund -- Alliance Technology Fund (Class C shares)  26.43%        2.09%       9.56%
-----------------------------------------------------------------------------------
Russell 1000 Technology Index (Portfolio
Benchmark)                                        (29.67%)      (6.41%)     11.78%
-----------------------------------------------------------------------------------
DRESDNER RCM GLOBAL INVESTORS LLC
-----------------------------------------------------------------------------------
Fund -- Dresdner RCM Global Technology Fund
(Class N shares)(16)                              (39.55%)      13.41%      24.33%
-----------------------------------------------------------------------------------
Composite -- Dresdner RCM Global Technology
Composite                                         (37.93%)         N/A         N/A
-----------------------------------------------------------------------------------
Russell 1000 Technology Index (Portfolio
Benchmark)                                        (29.67%)      (6.41%)     11.78%
-----------------------------------------------------------------------------------
FIRSTHAND CAPITAL MANAGEMENT, INC.
-----------------------------------------------------------------------------------
Fund -- Technology Leaders Fund(18)               (44.27%)       2.17%         N/A
-----------------------------------------------------------------------------------
Russell 1000 Technology Index (Portfolio
Benchmark)                                        (29.67%)      (6.41%)        N/A
-----------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                               10 YEARS        SINCE         SINCE
                                                ENDED       INCEPTION     INCEPTION      INCEPTION
AXA PREMIER VIP TECHNOLOGY PORTFOLIO           12/31/01      (FUND)      (COMPOSITE)       DATE
----------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MANAGEMENT L.P.
----------------------------------------------------------------------------------------------------
Fund -- Alliance Technology Fund (Class C
shares)                                          N/A         18.36%            N/A        05/03/93
----------------------------------------------------------------------------------------------------
Russell 1000 Technology Index (Portfolio
Benchmark)                                       N/A         18.37%(15)        N/A           N/A
----------------------------------------------------------------------------------------------------
DRESDNER RCM GLOBAL INVESTORS LLC
----------------------------------------------------------------------------------------------------
Fund -- Dresdner RCM Global Technology Fund
(Class N shares)(16)                             N/A         24.62%            N/A        12/27/95
----------------------------------------------------------------------------------------------------
Composite -- Dresdner RCM Global Technology
Composite                                        N/A           N/A          (16.81%)      12/01/99
----------------------------------------------------------------------------------------------------
Russell 1000 Technology Index (Portfolio
Benchmark)                                       N/A         15.77%(17)     (24.69%)         N/A
----------------------------------------------------------------------------------------------------
FIRSTHAND CAPITAL MANAGEMENT, INC.
----------------------------------------------------------------------------------------------------
Fund -- Technology Leaders Fund(18)              N/A         91.35%            N/A        12/10/97
----------------------------------------------------------------------------------------------------
Russell 1000 Technology Index (Portfolio
Benchmark)                                       N/A          7.42%(19)        N/A           N/A
----------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                               1 YEAR     3 YEARS    5 YEARS    10 YEARS      SINCE        SINCE
                                                ENDED       ENDED      ENDED      ENDED     INCEPTION    INCEPTION     INCEPTION
AXA PREMIER VIP HEALTH CARE PORTFOLIO         12/31/01    12/31/01   12/31/01    12/31/01     (FUND)    (COMPOSITE)      DATE
--------------------------------------------------------------------------------------------------------------------------------
A I M CAPITAL MANAGEMENT, INC.
--------------------------------------------------------------------------------------------------------------------------------
Fund -- AIM Global Healthcare Fund (Class B
shares)                                          4.16%     18.29%     15.94%        N/A      18.10%          N/A       04/01/93
--------------------------------------------------------------------------------------------------------------------------------
JP Morgan H&Q HealthCare Index (Portfolio
Benchmark)                                      (6.05%)    14.60%     17.08%        N/A      17.65%          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
DRESDNER RCM GLOBAL INVESTORS LLC
--------------------------------------------------------------------------------------------------------------------------------
Fund -- Dresdner RCM Global Health Care Fund
(Class N shares)(20)                           (13.80%)    24.37%     25.72%        N/A      25.72%          N/A       12/31/96
--------------------------------------------------------------------------------------------------------------------------------
JP Morgan H&Q HealthCare Index (Portfolio
Benchmark)                                      (6.05%)    14.60%     17.08%        N/A      17.08%          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
WELLINGTON MANAGEMENT COMPANY, LLP
--------------------------------------------------------------------------------------------------------------------------------
Composite -- Diversified Health Care Total
Composite                                        1.21%        N/A        N/A        N/A         N/A        27.68%      05/31/00
--------------------------------------------------------------------------------------------------------------------------------
JP Morgan H&Q HealthCare Index (Portfolio
Benchmark)                                      (6.05%)       N/A        N/A        N/A         N/A        12.69%         N/A
--------------------------------------------------------------------------------------------------------------------------------


----------

(15) Since the Russell 1000 Technology Index does not provide mid-month performance, the reporting period is as of the beginning of the month period closest to the inception date of the Comparable Fund.


(16) Dresdner RCM Global Technology Fund is a non-diversified fund. Class N shares were first issued on 1/30/99. Performance for periods prior to that date are for Class I.


(17) Since the Russell 1000 Technology Index does not provide mid-month performance, the reporting period is as of the end of the month period closest to the inception date of the Comparable Fund.

(18) Technology Leaders Fund is a non-diversified fund.

(19) Since the Russell 1000 Technology Index does not provide mid-month performance, the reporting period is as of the end of the month period closest to the inception date of the Comparable Fund.

(20) Dresdner RCM Global Health Care Fund is a non-diversified fund.


                                   Appendix-8

APPENDIX


--------------------------------------------------------------------------------
                                                    1 YEAR    3 YEARS    5 YEARS
                                                    ENDED      ENDED      ENDED
AXA PREMIER VIP CORE BOND PORTFOLIO               12/31/01   12/31/01   12/31/01
--------------------------------------------------------------------------------
BLACKROCK ADVISORS, INC.
--------------------------------------------------------------------------------
Fund -- BlackRock Core Bond Total Return Fund
(Class B shares)                                    7.12%      5.22%      6.03%
--------------------------------------------------------------------------------
Composite -- BlackRock Core Bond Composite          8.01%      5.88%      6.98%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (Portfolio
Benchmark)                                          8.44%      6.28%      7.43%
--------------------------------------------------------------------------------
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
--------------------------------------------------------------------------------
Fund -- PIMCO Total Return Fund (Class B shares)    8.17%      5.67%      6.85%
--------------------------------------------------------------------------------
Fund -- PIMCO Total Return III (Adminstrative
Class shares)                                       9.60%      5.95%      7.55%
--------------------------------------------------------------------------------
Composite -- Total Return Full Authority
Supplementary Composite                             8.67%      6.13%      7.43%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (Portfolio
Benchmark)                                          8.44%      6.28%      7.43%
--------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                    10 YEARS       SINCE        SINCE
                                                     ENDED      INCEPTION    INCEPTION     INCEPTION
AXA PREMIER VIP CORE BOND PORTFOLIO                 12/31/01      (FUND)    (COMPOSITE)      DATE
----------------------------------------------------------------------------------------------------
BLACKROCK ADVISORS, INC.
----------------------------------------------------------------------------------------------------
Fund -- BlackRock Core Bond Total Return Fund
(Class B shares)                                       N/A          6.35%         N/A       12/09/92
----------------------------------------------------------------------------------------------------
Composite -- BlackRock Core Bond Composite            6.85%          N/A          N/A          N/A
----------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (Portfolio
Benchmark)                                            7.23%         7.21%         N/A          N/A
----------------------------------------------------------------------------------------------------
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
----------------------------------------------------------------------------------------------------
Fund -- PIMCO Total Return Fund (Class B shares)      6.98%(21)      N/A          N/A          N/A
----------------------------------------------------------------------------------------------------
Fund -- PIMCO Total Return III (Adminstrative
Class shares)                                         7.72%          N/A          N/A          N/A
----------------------------------------------------------------------------------------------------
Composite -- Total Return Full Authority
Supplementary Composite                               7.68%          N/A          N/A          N/A
----------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (Portfolio
Benchmark)                                            7.23%          N/A          N/A          N/A
----------------------------------------------------------------------------------------------------


----------

(21) Performance return provided for Class C shares (the Class with the highest expense ratio for this period).


THE BENCHMARKS

The performance of Comparable Funds and/or Account Composites (collectively "Accounts") of each of the sub-advisers as shown on the preceding pages compares each Account's performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.

RUSSELL 3000 INDEX


Composed of 3,000 large U.S. securities, as determined by total market capitalization. This index is capitalization weighted and represents approximately 98% of the investable U.S. equity market.


RUSSELL 1000 GROWTH INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 1000 VALUE INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.

STANDARD & POOR'S 500 INDEX

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.


RUSSELL 1000 INDEX

Contains 1,000 of the largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.


RUSSELL MIDCAP GROWTH INDEX

Contains those Russell MidCap securities (the smallest 800 securities in the Russell 1000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe. These stocks are also members of the Russell 1000 Growth Index.

                                   Appendix-9

APPENDIX

RUSSELL MIDCAP VALUE INDEX

Contains those Russell MidCap securities (the smallest 800 securities in the Russell 1000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe. These stocks are also members of the Russell 1000 Value Index.


RUSSELL 2000 INDEX

Contains 2,000 of the smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.


RUSSELL 2000 GROWTH INDEX

Contains those Russell 2000 securities (all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 2500 GROWTH INDEX

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 2500 VALUE INDEX

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Growth universe.

RUSSELL 1000 TECHNOLOGY INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed technology companies by the Russell sector classification scheme. This sector includes securities in the following industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers. The index is market value weighted.

JPMORGAN H&Q HEALTHCARE INDEX

Contains a market capitalization weighted sampling of approximately 125 securities deemed to be healthcare-related by the JPMorgan H&Q research department. Stocks representing Biotech, Life Sciences, Pharmaceutical, Medical Products, and HealthCare Service providers are all included. Stocks with market capitalization greater than $15 billion are scaled back by the research department to represent less of the index than would otherwise be reflected by their market capitalization.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

Contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the EAFE index. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader EAFE index. EAFE index assumes dividends reinvested net of withholding taxes and do not reflect any fees and expenses.

LEHMAN BROTHERS AGGREGATE BOND INDEX

The Lehman Brothers Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody's, have a fixed coupon rate, and be dollar denominated.

                                  Appendix-10

If you would like more information about the portfolios, the following document is available free upon request.

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


              TO ORDER A FREE COPY OF A PORTFOLIO'S SAI, CONTACT
               YOUR FINANCIAL PROFESSIONAL, OR THE PORTFOLIOS AT:

                             AXA PREMIER VIP TRUST
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                            TELEPHONE: 866-231-8585


Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.


Information about the portfolios (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC's Internet site at:

                              HTTP://WWW.SEC.GOV.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following E-mail address:
                   publicinfo@sec.gov or by writing the SEC's
                           Public Reference Section,
                          Washington, D.C. 20549-0102.

                             AXA PREMIER VIP TRUST

AXA Premier VIP Large Cap Growth Portfolio                 AXA Premier VIP International Equity Portfolio
AXA Premier VIP Large Cap Core Equity Portfolio            AXA Premier VIP Technology Portfolio
AXA Premier VIP Large Cap Value Portfolio                  AXA Premier VIP Health Care Portfolio
AXA Premier VIP Small/Mid Cap Growth Portfolio             AXA Premier VIP Core Bond Portfolio
AXA Premier VIP Small/Mid Cap Value Portfolio

                  (Investment Company Act File No. 811-10509)









                    (Copyright)  2001 AXA Premier VIP Trust

[LOGO]















PROSPECTUS MAY 1, 2002


AXA PREMIER VIP TRUST




                             AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

                             AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

                             AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

                             AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

                             AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

                             AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

                             AXA PREMIER VIP TECHNOLOGY PORTFOLIO

                             AXA PREMIER VIP HEALTH CARE PORTFOLIO

                             AXA PREMIER VIP CORE BOND PORTFOLIO


                             The Securities and Exchange Commission has not approved any portfolio's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

INTRODUCTION
--------------------------------------------------------------------------------


AXA Premier VIP Trust ("Trust") is a family of distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes Class B shares of each of the Trust's portfolios. Each portfolio is a diversified portfolio, except AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio, which are non-diversified portfolios sometimes referred to as "sector portfolios." Information on each portfolio, including investment objectives, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of a portfolio is not a fundamental policy and may be changed without a shareholder vote.

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts ("Contracts") issued or to be issued by The Equitable Life Assurance Society of the United States ("Equitable"), Equitable of Colorado, Inc. or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract. Not all of the portfolios may be available under your Contract or under your retirement plan. You should consult your Contract prospectus or retirement plan documents to see which portfolios are available.

The investment manager to each portfolio is Equitable. The day-to-day management of each portfolio is provided by one or more investment sub-advisers. Information regarding Equitable and the sub-advisers is included under "Management Team" in this prospectus. Equitable may allocate a portfolio's assets to additional sub-advisers subject to approval of the Trust's board of trustees. In addition, Equitable may, subject to the approval of the Trust's board of trustees, appoint, dismiss and replace sub-advisers and amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended ("1940 Act")) ("Affiliated Adviser"), such as Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected portfolio's shareholders.

--------------------------------------------------------------------------------

INTRODUCTION
--------------------------------------------------------------------------------


The co-distributors for each portfolio are AXA Advisors, LLC and AXA Distributors, LLC.

The portfolios commenced operations on December 31, 2001 and, therefore, have a short operating history. As a result, no performance information for the portfolios is included in this prospectus. Performance of the portfolios will vary over time.


An investment in a portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these portfolios, be sure to read all risk disclosures carefully before investing.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GOALS, STRATEGIES & RISKS

AXA Premier VIP Large Cap Growth Portfolio..............................   1
AXA Premier VIP Large Cap Core Equity Portfolio.........................   2
AXA Premier VIP Large Cap Value Portfolio...............................   3
AXA Premier VIP Small/Mid Cap Growth Portfolio..........................   4
AXA Premier VIP Small/Mid Cap Value Portfolio...........................   5
AXA Premier VIP International Equity Portfolio..........................   6
AXA Premier VIP Technology Portfolio....................................   7
AXA Premier VIP Health Care Portfolio...................................   9
AXA Premier VIP Core Bond Portfolio.....................................  11

MORE ABOUT INVESTMENT STRATEGIES & RISKS

More About Investment Strategies & Risks................................  13

MANAGEMENT TEAM

The Manager and the Sub-advisers........................................  15

PORTFOLIO SERVICES

Buying and Selling Shares...............................................  24
Restrictions on Buying and Selling Shares...............................  24
How Portfolio Shares are Priced.........................................  25
Dividends and Other Distributions.......................................  26
Tax Consequences........................................................  26
Additional Information..................................................  26
Glossary of Terms.......................................................  27

APPENDIX: More Information About Sub-Advisers.................... Appendix-1

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

                                MANAGER:      Equitable

                                SUB-ADVISERS: Alliance Capital Management L.P.
                                              Dresdner RCM Global Investors LLC
                                              TCW Investment Management Company

--------------------------------------------------------------------------------
Key Terms

o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers, subject to the approval of the Trust's board of trustees.


The sub-advisers focus on identifying companies expected to grow at a faster rate than the U.S. economy. This process involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, including to seek more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "growth" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

                 MANAGER:      Equitable


                 SUB-ADVISERS: Alliance Capital Management L.P. (Bernstein Unit)
                               Janus Capital Management LLC
                               Thornburg Investment Management, Inc.


--------------------------------------------------------------------------------
Key Terms

o CORE INVESTING -- An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers, subject to the approval of the Trust's board of trustees.


Each sub-adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. Among other things, these processes involve researching and evaluating individual companies for potential investment. Each sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

                               MANAGER:      Equitable

                               SUB-ADVISERS: Alliance Capital Management L.P.
                                             Institutional Capital Corporation
                                             MFS Investment Management

--------------------------------------------------------------------------------
Key Terms

o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers subject to the approval of the Trust's board of trustees.


The sub-advisers focus primarily on stocks that are currently under-priced using certain financial measurements, including the stock's price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment. This approach often leads the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "value" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

                               MANAGER:      Equitable

                               SUB-ADVISERS: Alliance Capital Management L.P.
                                             MFS Investment Management
                                             RS Investment Management, LP

--------------------------------------------------------------------------------
Key Terms

o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

o SMALL/MID CAP COMPANIES -- Companies with market capitalization between $100 million and $7 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers, subject to the approval of the Trust's board of trustees.


The sub-advisers will utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle. In choosing investments, sub-advisers utilize a process that involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "growth" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Small- and Mid-Capitalization Risk -- Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

                          MANAGER:      Equitable

                          SUB-ADVISERS: AXA Rosenberg Investment Management LLC
                                        The Boston Company Asset Management, LLC
                                        TCW Investment Management Company

--------------------------------------------------------------------------------
Key Terms

o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

o SMALL/MID CAP COMPANIES -- Companies with market capitalization between $100 million and $7 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers, subject to the approval of the Trust's board of trustees.


The sub-advisers will utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment by the portfolio. This approach will often lead the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "value" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Small- and Mid-Capitalization Risk -- Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

                MANAGER:      Equitable

                SUB-ADVISERS: Alliance Capital Management L.P. (Bernstein Unit)
                              Bank of Ireland Asset Management (U.S.) Limited OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
Key Term

o INTERNATIONAL INVESTING -- Focuses primarily on companies organized or headquartered outside the U.S.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the portfolio intends to invest at least 80% of its total assets in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.). Foreign securities include securities issued by companies in countries with either developed or developing economies. The portfolio does not limit its investment to issuers within a specific market capitalization range.


The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers, subject to the approval of the Trust's board of trustees.


Each of the sub-advisers utilizes an approach that concentrates its efforts on identifying foreign companies with good prospects for future growth. Other factors, such as country and regional factors, are considered by the sub-advisers. While the sub-advisers believe that the identification, research and selection of individual stocks is of great importance to the portfolio's success, regional issues or political and economic considerations also play a role in the overall success of the portfolio. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in U.S. securities, cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these cash instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Currency Risk -- The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Foreign Investing and Emerging Markets Risks -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

                             MANAGER:      Equitable

                             SUB-ADVISERS: Alliance Capital Management L.P.
                                           Dresdner RCM Global Investors LLC
                                           Firsthand Capital Management, Inc.

--------------------------------------------------------------------------------
Key Term

o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Technology Sector.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the computer, electronic, hardware and components, communication, software, e-commerce and information service industries. The portfolio does not limit its investment to issuers with a specific market capitalization range. While the portfolio can invest in securities of U.S. and foreign companies, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers, subject to the approval of the Trust's board of trustees.


The sub-advisers select securities based upon fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Technology Sector Risk -- The value of the portfolio's shares is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Non-Diversification Risk -- As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.


o Sector Concentration Risk -- Since the portfolio invests primarily in a particular sector, it could experience greater volatility than stock funds investing in a broader range of industries.


o Small- and Mid-Capitalization Risk -- Many companies in the technology sector have relatively small market capitalization. Risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP HEALTH CARE PORTFOLIO

                             MANAGER:      Equitable

                             SUB-ADVISERS: A I M Capital Management, Inc.
                                           Dresdner RCM Global Investors LLC
                                           Wellington Management Company, LLP

--------------------------------------------------------------------------------
Key Term

o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Health Care Sector.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies primarily engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences (collectively termed "health sciences"). While the portfolio can invest in securities of U.S. and foreign companies of any size, the majority of portfolio assets are expected to be invested in securities of U.S. companies.


The health sciences sector consists of four main areas: pharmaceutical, health care services companies, product and device providers and biotechnology firms. The portfolio's allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers, subject to the approval of the Trust's board of trustees.


The sub-advisers select securities through fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Health Care Sector Risk -- The value of the portfolio's shares is particularly vulnerable to factors affecting the health care sector, such as substantial government regulation. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Non-Diversification Risk -- As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.


o Sector Concentration Risk -- Since the portfolio invests primarily in a particular sector, it could experience greater volatility than stock funds investing in a broader range of industries.



o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.


o Small- and Mid-Capitalization Risk -- Many companies in the health care sector have relatively small market capitalization. Risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.


More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP CORE BOND PORTFOLIO

                       MANAGER:      Equitable

                       SUB-ADVISERS: BlackRock Advisors, Inc.
                                     Pacific Investment Management Company LLC

--------------------------------------------------------------------------------
Key Term

o TOTAL RETURN -- A way of measuring portfolio performance. Total return is based on a calculation that takes into account dividends, capital gain distributions and the increase or decrease in share price.
--------------------------------------------------------------------------------

INVESTMENT GOAL

To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. For purposes of this investment policy, a debt security is considered a "bond." The portfolio focuses on U.S. government and corporate debt securities and mortgage- and asset-backed securities. Debt securities represent an issuer's obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities.


The portfolio may also invest in high yield securities ("junk bonds") rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings Service or, if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. The portfolio will normally hedge most of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to two or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers, subject to the approval of the Trust's board of trustees.


The portfolio's sub-advisers evaluate several sectors of the bond market and individual securities within these sectors. The sub-advisers select bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, corporate bonds and bonds of foreign issuers. Securities are purchased for the portfolio when the sub-advisers determine that they have the potential for above-average total return.

The portfolio may purchase bonds of any maturity, but generally the portfolio's overall effective duration will be of an intermediate-term nature (similar to that of five- to seven-year U.S. Treasury notes) and have a comparable duration to that of the Lehman Brothers Aggregate Bond Index. Effective duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

The portfolio's sub-advisers may, when consistent with the portfolio's investment objective, use derivative securities. Derivative securities include futures and options contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes, swaps (including long and short credit default swaps) and indexed securities. The portfolio will typically use derivatives as a substitute for taking a position in the underlying asset and/or in an attempt to reduce risk to the portfolio as a whole (hedge), but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The portfolio may also enter into interest rate transactions as a hedging technique. In these transactions, the portfolio exchanges its right to pay or receive interest with another party for their right to pay or receive interest.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Credit/Default Risk -- The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. High yield securities may involve a substantial risk of default. For more information see "Credit Quality Risk" in "More About Investment Strategies and Risks."

o Currency Risk -- The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

o Interest Rate Risk -- The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Liquidity Risk -- The risk that exists when particular investments are difficult to purchase or sell. A portfolio's investment in illiquid securities may reduce the returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.


o Mortgage-Backed and Asset-Backed Securities Risks -- The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility.


o Derivatives Risk -- The portfolio's investments in derivatives may rise or fall more rapidly than other investments.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

MORE ABOUT INVESTMENT STRATEGIES & RISKS

--------------------------------------------------------------------------------
ADDITIONAL RISKS

The portfolios have principal investment strategies that come with inherent risks. Each portfolio's principal risks are described in its principal risks section. The following is a list of additional risks to which each portfolio may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated each risk applies to all the portfolios.
--------------------------------------------------------------------------------

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

DERIVATIVES RISK. A portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

FOREIGN INVESTING AND EMERGING MARKETS RISKS. The value of a portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

INFORMATION RISK. The risk that key information about a security is inaccurate or unavailable.


INTEREST RATE RISK. When interest rates decline, the value of a portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities.


LEVERAGE RISK. The risk associated with securities or practices (e.g. borrowing) that multiply small price movements into large changes in value.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. This may result in a loss or may be costly to a portfolio.


CREDIT QUALITY RISK. It is possible that the issuer of a security will not be able to make interest and principal payments when due. Lower rated bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer's creditworthiness. In addition, issuers of lower rated bonds may be more susceptible than other issuers to economic downturns. Lower rated bonds are especially subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the price of the bond. Only the Health Care Portfolio, Technology Portfolio and Core Bond Portfolio currently are permitted to invest more than 5% of their assets in lower rated bonds.


MARKET RISK. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.


MULTIPLE-SUB-ADVISER RISK. Each of the portfolios employ multiple sub-advisers. Each sub-adviser independently chooses and maintains a portfolio of securities for the portfolio and each is responsible for investing a specific allocated portion of the portfolio's assets. Because each sub-adviser will be managing its allocated portion of the portfolio independently from the other sub-adviser(s), the same security may be held in different portions of a portfolio, or may be acquired for one portion of a portfolio at a time when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other sub-adviser(s) believes continued exposure to the equity markets is appropriate for its allocated portion of the portfolio. Because each sub-adviser directs the trading for its own portion of the portfolio, and does not aggregate its transactions with those of the other sub-advisers, the portfolio may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire portfolio.

OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

POLITICAL RISK. The risk of losses directly attributable to government or political actions.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher portfolio expenses.

SPECIAL SITUATIONS RISK. The Large Cap Core Equity Portfolio and International Equity Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, reorganizations or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur, which could have a negative impact on the price of the issuer's securities and fail to produce the expected gains or produce a loss for the portfolio.


UNSEASONED COMPANIES RISK. The Small/Mid Cap Growth Portfolio, International Equity Portfolio, Technology Portfolio and Health Care Portfolio can invest in small unseasoned companies. These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.


VALUATION RISK. The risk that a portfolio has valued certain securities at a higher price than it can sell them for.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGIES

The following is a list of additional investment strategies. Unless otherwise indicated, each investment strategy applies to all the portfolios. For further information about investment strategies, see the portfolios' Statement of Additional Information ("SAI").
--------------------------------------------------------------------------------

DERIVATIVES. The portfolios can use "derivative" instruments to seek enhanced returns or to try to hedge investment risks, although it is not anticipated that they will do so to a significant degree. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of "derivatives."

FOREIGN INVESTING. The portfolios may invest in foreign securities, including depositary receipts of foreign based companies, including companies based in developing countries.


PORTFOLIO TURNOVER. The portfolios do not restrict the frequency of trading. The portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover). It is anticipated that the Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, Technology Portfolio, Health Care Portfolio, and Core Bond Portfolio may have high portfolio turnover.

MANAGEMENT TEAM
The Manager and the Sub-advisers

THE MANAGER


Equitable, 1290 Avenue of the Americas, New York, New York 10104, serves as the manager of each portfolio. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.


As manager, Equitable has a variety of responsibilities for the general management and administration of the Trust and the portfolios, including the selection of sub-advisers. Equitable plays an active role in monitoring each portfolio and sub-adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. Equitable also monitors each sub-adviser's portfolio management team to ensure that investment activities remain consistent with the portfolios' investment style and objectives.

Beyond performance analysis, Equitable monitors significant changes that may impact the sub-adviser's overall business. Equitable monitors continuity in the sub-adviser's operations and changes in investment personnel and senior management. Equitable also performs annual due diligence reviews with each sub-adviser.


In its capacity as manager, Equitable has access to detailed information concerning portfolio and sub-adviser performance and portfolio operations. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which portfolio performance is measured.

Equitable selects sub-advisers from a pool of candidates, including its affiliates, to manage the portfolios. Equitable may add to, dismiss or substitute for the sub-advisers responsible for managing a portfolio's assets subject to the approval of the Trust's board of trustees. Equitable also has discretion to allocate each portfolio's assets among the portfolio's sub-advisers. Equitable recommends sub-advisers for each portfolio to the board of trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the portfolios are not associated with any one portfolio manager, and benefit from specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and Equitable does not expect to recommend frequent changes of sub-advisers. Equitable has received an exemptive order from the SEC to permit it and the Trust's board of trustees to select and replace sub-advisers and to amend the sub-advisory agreements between Equitable and the sub-advisers without obtaining shareholder approval. Accordingly, Equitable is able, subject to the approval of the Trust's board of trustees, to appoint and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an affiliated adviser unless the sub-advisory agreement with the affiliated adviser, including compensation, is also approved by the affected portfolio's shareholders. Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, two of the current sub-advisers, are affiliates of Equitable.

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)

THE SUB-ADVISERS


Each portfolio's investments are selected by two or more sub-advisers, which act independently of one another. The following table describes each portfolio's sub-advisers, portfolio manager(s) and each portfolio manager's business experience. Additional information about each sub-adviser is contained in the Appendix.


------------------------------------------------------------------------------------------------------------------------------------
                                   SUB-ADVISERS AND PORTFOLIO
PORTFOLIO                          MANAGER(S)                           BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth   ALLIANCE CAPITAL MANAGEMENT L.P.     Mr. Baird has been Vice President and a Portfolio Manager of
Portfolio                          1345 Avenue of the Americas          Alliance Capital Management L.P. ("Alliance Capital") since
                                   New York, NY 10105                   1999. Mr. Baird joined Alliance Capital as an Assistant Vice
                                                                        President in 1994.
                                   Portfolio Manager
                                   William D. Baird

                                   DRESDNER RCM GLOBAL INVESTORS        Ms. Bersot has been a Managing Director and Senior Portfolio
                                   LLC                                  Manager of Dresdner RCM Global Investors LLC ("Dresdner")
                                   Four Embarcadero Center              since she joined the firm in 1999. Prior to joining
                                   San Francisco, CA 94111              Dresdner, Ms. Bersot was a Senior Vice President at McMorgan
                                                                        & Co. from 1990 to 1999.
                                   Portfolio Managers
                                   Mary M. Bersot
                                   Seth A. Reicher                      Mr. Reicher has been a Managing Director and Co-Chief
                                                                        Investment Officer of Dresdner since 2000 and has been a
                                                                        Senior Portfolio Manager since 1997. Mr. Reicher joined
                                                                        Dresdner as an Analyst in 1993. Prior to joining Dresdner,
                                                                        Mr. Reicher was an Analyst and then Portfolio Manager at
                                                                        Associated Capital and later Capitalcorp Asset Management
                                                                        from 1986 to 1992.

                                   TCW INVESTMENT MANAGEMENT            Mr. Bickerstaff has been a Managing Director of TCW
                                   COMPANY                              Investment Management Company ("TCW") since he joined the
                                   865 South Figueroa Street            firm in 1998. Prior to joining TCW, he was a Vice President
                                   Los Angeles, CA 90017                and Senior Portfolio Manager at Transamerica Investment
                                                                        Services from 1987 to 1998.
                                   Portfolio Managers
                                   Glen E. Bickerstaff                  Mr. Beitner has been a Managing Director of TCW since he
                                   Brian M. Beitner                     joined the firm in 1998. Prior to joining TCW, he was a
                                   Leigh R. Crawford                    Senior Vice President with Scudder Kemper Investments from
                                                                        1990 to 1998.

                                                                        Mr. Crawford has been a Managing Director of TCW since 2001.
                                                                        He joined TCW in 1994 as an Analyst in TCW's Equities
                                                                        Research Department and was promoted to Senior Vice
                                                                        President in 1999.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)


------------------------------------------------------------------------------------------------------------------------------------
                                  SUB-ADVISERS AND PORTFOLIO
PORTFOLIO                         MANAGER(S)                            BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core    ALLIANCE CAPITAL MANAGEMENT L.P.      The Portfolio Management Team consists of a core group of
Equity Portfolio                  (BERNSTEIN INVESTMENT RESEARCH        senior investment and research professionals of the
                                  AND MANAGEMENT UNIT)                  Bernstein Investment Research and Management unit
                                  1345 Avenue of the Americas           ("Bernstein Unit") of Alliance Capital Management L.P.
                                  New York, NY 10105                    ("Alliance Capital").

                                  Portfolio Management Team
                                                                        Marilyn G. Fedak chairs the US Equity Investment Policy
                                                                        Group. Ms. Fedak has been the Chief Investment Officer --
                                                                        U.S. Value Equities and an Executive Vice President at
                                                                        Alliance Capital since 2000. She was Chief Investment
                                                                        Officer and Chairman of the U.S. Equity Investment Policy
                                                                        Group at Sanford C. Bernstein & Co., Inc. ("Bernstein") from
                                                                        1993 to 2000 when Bernstein became the Bernstein Unit of
                                                                        Alliance Capital.

                                  JANUS CAPITAL MANAGEMENT LLC          Mr. Pinto has been a Portfolio Manager with Janus Capital
                                  100 Fillmore Street                   Management LLC or its predecessor since 1994. Prior to
                                  Denver, CO 80206                      joining Janus, Mr. Pinto analyzed telecommunications and
                                                                        financial services companies for a family investment firm.
                                  Portfolio Manager
                                  E. Marc Pinto

                                  THORNBURG INVESTMENT                  Mr. Fries has been a Managing Director and Portfolio Manager
                                  MANAGEMENT, INC.                      of Thornburg Investment Management, Inc. ("Thornburg") since
                                  119 East Marcy Street                 1995. Prior to joining Thornburg, he was with USAA as a
                                  Santa Fe, NM 87501                    Portfolio Manager and Analyst from 1975 to 1995.

                                  Portfolio Manager
                                  William V. Fries
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value   ALLIANCE CAPITAL MANAGEMENT L.P.      Mr. Glatter has been a Senior Vice President and Portfolio
Portfolio                         1345 Avenue of the Americas           Manager of Alliance Capital Management L.P. ("Alliance
                                  New York, NY 10105                    Capital") since 1999. Mr. Glatter joined Alliance Capital as an equity analyst and portfolio manager in 1993.
                                  Portfolio Manager
                                  Aryeh Glatter

                                  INSTITUTIONAL CAPITAL CORPORATION     Mr. Lyon has been President and Chief Investment Officer of
                                  225 West Wacker Drive                 Institutional Capital Corporation ("ICAP") since 1992. He
                                  Suite 2400                            was an Analyst with ICAP from 1976 to 1981 and returned in
                                  Chicago, IL 60606                     1988 as Director of Research before leading a group in
                                                                        buying out the firm's founder.
                                  Portfolio Manager
                                  Robert H. Lyon

                                  MFS INVESTMENT MANAGEMENT             Mr. Gorham is a portfolio manager with MFS Investment
                                  500 Boylston Street                   Management ("MFS") and has been employed in the investment
                                  Boston, MA 02116                      management area of MFS since 1992.

                                  Portfolio Managers                    Ms. Nurme has been the Director of Value Portfolio
                                  Steven R. Gorham                      Management of MFS since 1994. Ms. Nurme joined MFS as a
                                  Lisa B. Nurme                         Research Analyst in 1987.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)


------------------------------------------------------------------------------------------------------------------------------------
                                SUB-ADVISERS AND PORTFOLIO
PORTFOLIO                       MANAGER(S)                              BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap   ALLIANCE CAPITAL MANAGEMENT L.P.        Mr. Aronow has been a Senior Vice President of Alliance
Growth Portfolio                1345 Avenue of the Americas             Capital Management L.P. ("Alliance Capital") since 2000.
                                New York, NY 10105                      Mr. Aronow joined Alliance Capital as a Vice President and
                                                                        Portfolio Manager in 1999. Prior to joining Alliance
                                Portfolio Managers                      Capital, he was responsible for research and portfolio
                                Bruce K. Aronow                         management of the small cap consumer sectors at INVESCO (NY)
                                N. Kumar Kirpalani                      from 1997 to 1999. Mr. Aronow joined Chancellor Capital
                                Samantha S. Lau                         Management, predecessor to INVESCO (NY), as a small cap
                                Mark A. Attalienti                      analyst in 1994.

                                                                        Mr. Kirpalani has been a Vice President and Portfolio
                                                                        Manager since he joined Alliance Capital in 1999. Prior to joining Alliance Capital, he was responsible for research
                                                                        and portfolio management of the small cap industrial,
                                                                        financial and energy sectors at INVESCO (NY) from 1997 to
                                                                        1999. Mr. Kirpalani joined Chancellor Capital Management,
                                                                        predecessor to INVESCO (NY), as a small cap analyst in 1993.

                                                                        Ms. Lau has been a Vice President and Portfolio Manager
                                                                        since she joined Alliance Capital in 1999. Prior to joining
                                                                        Alliance Capital, she was responsible for covering small cap technology companies at INVESCO (NY) from 1997 to 1999.
                                                                        Ms. Lau joined Chancellor Capital Management as a small cap analyst in 1997 before it became INVESCO (NY). Prior to
                                                                        that, she was a healthcare securities analyst with Goldman
                                                                        Sachs from 1994 to 1997.

                                                                        Mr. Attalienti has been a Vice President and Portfolio
                                                                        Manager since he joined Alliance Capital in 1999. Prior to joining Alliance Capital, he was responsible for covering
                                                                        the health care industry at Chase Asset Management from 1994 to 1999.

                                MFS INVESTMENT MANAGEMENT               The portion of assets allocated to MFS Investment Management
                                500 Boylston Street                     is managed by a team of portfolio managers.
                                Boston, MA 02116

                                Portfolio Management Team

                                RS INVESTMENT MANAGEMENT, LP            Mr. Seabern has been a Principal and Co-Portfolio Manager at
                                388 Market Street                       RS Investment Management, LP ("RSIM") since 1999. He joined
                                Suite 1700                              RSIM in 1993 as an Analyst. Prior to joining RSIM, he was an
                                San Francisco, CA 94111                 Analyst with Duncan-Hurst Capital Management from 1991 to
                                                                        1993.

                                Portfolio Managers                      Mr. Wallace has been a Managing Director of RSIM since 1999.
                                John H. Seabern                         He joined RSIM in 1995 as a Portfolio Manager. Prior to
                                John L. Wallace                         joining RSIM, Mr. Wallace was a Vice President and Portfolio
                                                                        Manager at OppenheimerFunds, Inc. from 1986 to 1995.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)

------------------------------------------------------------------------------------------------------------------------------------
                                SUB-ADVISERS AND PORTFOLIO
PORTFOLIO                       MANAGER(S)                              BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap   AXA ROSENBERG INVESTMENT                Investment decisions arise from AXA Rosenberg Investment
Value Portfolio                 MANAGEMENT LLC                          Management LLC's ("AXA Rosenberg") automatic expert system
                                4 Orinda Way Building E                 processing which combines proprietary software programs and
                                Orinda, CA 94563                        comprehensive databases to replicate the decisions financial experts might make in a perfect world. Therefore, AXA
                                Portfolio Engineers                     Rosenberg does not have Portfolio Managers as traditionally
                                P. Douglas Burton                       defined, but rather, the firm has Portfolio Engineers who
                                Syed A. Zamil                           research and monitor the portfolio's performance against the relevant benchmark and ensure compliance with the
                                                                        portfolio's objectives.

                                                                        Mr. Burton has been a Portfolio Engineer of AXA Rosenberg
                                                                        since 1998. Prior to joining the firm, Mr. Burton was a
                                                                        Portfolio Manager and an Analyst at Deseret Mutual Benefit
                                                                        Administrators from 1988 to 1998.

                                                                        Mr. Zamil has been a Portfolio Engineer of AXA Rosenberg
                                                                        since 2000. Prior to joining the firm, Mr. Zamil was a
                                                                        Managing Director at Capital Management from 1997 to 2000.
                                                                        From 1993 to 1997, Mr. Zamil was a consultant and regional manager at BARRA.

                                THE BOSTON COMPANY ASSET                Mr. Higgins has been a Senior Vice President since 1996 and
                                MANAGEMENT, LLC                         Vice Chairman and Director of The Boston Company Asset
                                One Boston Place                        Management, LLC ("BCAM") since 2001. Mr. Higgins has served
                                Boston, MA 02108                        as a Portfolio Manager of BCAM since 1995. He joined BCAM as a research analyst in 1988.
                                Portfolio Manager
                                Peter I. Higgins

                                TCW INVESTMENT MANAGEMENT               Mr. Galluccio has been a Managing Director of TCW Investment
                                COMPANY                                 Management Company ("TCW") since 1997. He joined TCW in 1982
                                865 South Figueroa Street               as an Equity Analyst. Prior to joining TCW, Mr. Galluccio
                                Los Angeles, CA 90017                   was a Securities Analyst with Lehman Brothers Kuhn Loeb,
                                                                        Inc. from 1981 to 1982.
                                Portfolio Managers
                                Nicholas F. Galluccio                   Ms. Schottenfeld has been a Managing Director of TCW since
                                Susan I. Schottenfeld                   1998. She joined TCW in 1985 as a Special Situations
                                                                        Analyst. Prior to joining TCW, Ms. Schottenfeld was a
                                                                        Research Liaison to equity sales with Wertheim Schroder and
                                                                        Co. from 1983 to 1985.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)

------------------------------------------------------------------------------------------------------------------------------------
                                SUB-ADVISERS AND PORTFOLIO
PORTFOLIO                       MANAGER(S)                              BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International   ALLIANCE CAPITAL MANAGEMENT, L.P.   The Portfolio Management Team consists of a core group of
Equity Portfolio                (BERNSTEIN INVESTMENT RESEARCH      senior investment and research professionals of the Bernstein
                                AND MANAGEMENT UNIT)                Investment Research and Management unit ("Bernstein Unit") of
                                1345 Avenue of the Americas         Alliance Capital Management L.P. ("Alliance Capital").
                                New York, NY 10105

                                Portfolio Management Team           Andrew S. Adelson chairs the International Equity Investment
                                                                    Policy Group. Mr. Adelson has been Chief Investment Officer --
                                                                    International Value Equities and an Executive Vice President at
                                                                    Alliance Capital since 2000. He was Chief Investment Officer of
                                                                    International Investment Management Services at Sanford C.
                                                                    Bernstein & Co., Inc. ("Bernstein") from 1990 to 2000 when
                                                                    Bernstein became the Bernstein Unit of Alliance Capital.

                                BANK OF IRELAND ASSET               Bank of Ireland Asset Management (U.S.) Limited's ("BIAM
                                MANAGEMENT (U.S.) LIMITED           (U.S.)") management approach to its portion of the portfolio is
                                26 Fitzwilliam Place                built on a team concept. The team of seventeen asset managers
                                Dublin 2                            is headed by Chris Reilly, Chief Investment Officer. Mr. Reilly
                                Ireland                             joined BIAM (U.S.)'s Asset Management Team in 1980 and has had overall responsibility for asset management since 1985.
                                Portfolio Management Team Leader
                                Chris Reilly

                                OPPENHEIMERFUNDS, INC.              Mr. Evans has been a Vice President of OppenheimerFunds, Inc.
                                6803 South Tucson Way               ("Oppenheimer") since October 1993 and of HarbourView Asset
                                Englewood, CO 80112                 Management Corporation, a subsidiary of Oppenheimer
                                                                    Acquisition Corp., since July 1994. He joined Oppenheimer
                                                                    in 1990.

                                Portfolio Manager
                                George Evans
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)


------------------------------------------------------------------------------------------------------------------------------------
                                SUB-ADVISERS AND PORTFOLIO
PORTFOLIO                       MANAGER(S)                              BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology   ALLIANCE CAPITAL MANAGEMENT L.P.   Mr. Malone has been a Senior Vice President and Portfolio
Portfolio                    1345 Avenue of the Americas        Manager of Alliance Capital since 1995. Mr. Malone joined
                             New York, NY 10105                 Alliance Capital as a Vice President, Research Analyst and
                                                                Portfolio Manager in 1992.
                             Portfolio Manager
                             Gerald T. Malone

                             DRESDNER RCM GLOBAL INVESTORS      Mr. Chen has been a Managing Director, Senior Analyst and
                             LLC                                Portfolio Manager of Dresdner RCM Global Investors LLC
                             Four Embarcadero Center            ("Dresdner") since 1994. He joined Dresdner in 1984 as a
                             San Francisco, CA 94111            Securities Analyst.

                             Portfolio Managers                 Mr. Price has been a Managing Director, Senior Analyst and
                             Huachen Chen                       Portfolio Manager of Dresdner since 1978. He joined Dresdner in
                             Walter C. Price                    1974 as a Senior Securities Analyst.

                             FIRSTHAND CAPITAL MANAGEMENT,      Mr. Landis has been the Chief Investment Officer of Firsthand
                             INC.                               Capital Management, Inc. since 1994.
                             125 South Market
                             Suite 1200
                             San Jose, CA 95113

                             Portfolio Manager
                             Kevin M. Landis
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)

------------------------------------------------------------------------------------------------------------------------------------
                                SUB-ADVISERS AND PORTFOLIO
PORTFOLIO                       MANAGER(S)                              BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care   A I M CAPITAL MANAGEMENT, INC.   Mr. Izuel has been a Portfolio Manager with A I M Capital
Portfolio                     11 Greenway Plaza                Management, Inc. ("AIM") since 1999. Mr. Izuel joined
                              Suite 100                        Chancellor LGT Asset Management, Inc. ("LGT") in 1997 as an
                              Houston, TX 77046                equity analyst before it was acquired by AIM in 1998. Mr. Izuel was a full time student at the University of Michigan from 1995 to 1997.
                              Portfolio Managers
                              Derek S. Izuel
                              Roger J. Mortimer                Mr. Mortimer has been a Portfolio Manager with AIM since 1998
                              Ron S. Sloan                     when AIM acquired LGT. Mr. Mortimer had been a Portfolio
                              Mike Yellen                      Manager at LGT since 1997. Prior to joining LGT, Mr. Mortimer was an assistant Portfolio Manager at Global Strategy Financial from 1994 to 1997.

                                                               Mr. Sloan has been a Portfolio Manager with AIM since 2000. He has been associated with AIM since 1998. Prior to joining AIM,
                                                               Mr. Sloan was President of Verissimo Research and Management
                                                               from 1993 to 1998.

                                                               Mr. Yellen has been a Senior Portfolio Manager with AIM since
                                                               1998 when AIM acquired LGT. Mr. Yellen joined LGT in 1994 as a research analyst and was promoted to Portfolio Manager in 1996.

                              DRESDNER RCM GLOBAL INVESTORS    Dr. Dauchot has been a Manager of Dresdner RCM Global
                              LLC                              Investors LLC ("Dresdner") since 1999. He joined Dresdner in
                              Four Embarcadero Center          1999 as an Analyst. Prior to joining Dresdner, Dr. Dauchot was a
                              San Francisco, CA 94111          Junior Analyst at Banc Boston Robertson from 1996 to 1998.

                              Portfolio Manager
                              Michael Dauchot

                              WELLINGTON MANAGEMENT            Ms. Gallo has been a Vice President of Wellington Management
                              COMPANY, LLP                     Company, LLP ("Wellington") since 1998. Ms. Gallo joined
                              75 State Street                  Wellington as a Global Industry Analyst in 1998. Prior to joining
                              Boston, MA 02109                 Wellington, she was a Health Care Analyst with BT Alex Brown from 1995 to 1998.
                              Portfolio Managers
                              Ann C. Gallo                     Ms. Hynes has been a Senior Vice President of Wellington since
                              Jean M. Hynes                    2001. Ms Hynes joined Wellington as a research assistant in
                              Kirk J. Mayer                    1991.
                              Joseph H. Schwartz
                                                               Mr. Mayer has been a Vice President of Wellington since 2001.
                                                               Mr. Mayer joined Wellington as a Global Industry Analyst in 1998.
                                                               Prior to joining Wellington, he attended the University of
                                                               Pennsylvania's Wharton School of Finance where he obtained his
                                                               MBA from 1996 to 1998, and he was an Operations Manager
                                                               with Lockheed Martin Corporation from 1994 to 1996.

                                                               Mr. Schwartz has been a Senior Vice President of Wellington since
                                                               1995. Mr. Schwartz joined Wellington as a Global Industry
                                                               Analyst in 1983.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM
The Manager and the Sub-advisers (cont'd)


------------------------------------------------------------------------------------------------------------------------------------
                                SUB-ADVISERS AND PORTFOLIO
PORTFOLIO                       MANAGER(S)                              BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond   BLACKROCK ADVISORS, INC.        Mr. Amero has been a Managing Director and Portfolio Manager
Portfolio                   100 Bellevue Parkway            of BlackRock Advisors, Inc. ("BAI") since 1990. Prior to joining
                            Wilmington, DE 19809            BAI, he was a Vice President in Fixed Income Research at The
                                                            First Boston Corporation from 1985 to 1990.
                            Portfolio Managers
                            Scott M. Amero                  Mr. Anderson has been a Managing Director and Chief
                            Keith T. Anderson               Investment Officer, Fixed Income of BAI since founding the firm in
                            Rajiv Sobti                     1988. Prior to founding BAI, Mr. Anderson was a Vice President in Fixed Income Research at The First Boston Corporation from
                                                            1987 to 1988.

                                                            Dr. Sobti has been a Managing Director and Portfolio Manager of
                                                            BAI since 1998. Prior to joining BAI, he was a Managing Director and head of Quantitative Research at Donaldson Lufkin &
                                                            Jenrette from 1986 to 1998.

                            PACIFIC INVESTMENT MANAGEMENT   The Portfolio Management Team develops and implements
                            COMPANY LLC                     investment strategy for the portfolio.
                            840 Newport Center Drive
                            Suite 300                       William H. Gross heads the Portfolio Management Team. Mr.
                            Newport Beach, CA 92660         Gross is a Managing Director and the Chief Investment Officer of
                                                            Pacific Investment Management Company LLC ("PIMCO") and
                            Portfolio Management Team       has been associated with the firm for over 30 years. Mr. Gross was a founder of PIMCO.
------------------------------------------------------------------------------------------------------------------------------------


MANAGEMENT FEES

Each portfolio pays a fee to Equitable for management services. The Large Cap Core Equity Portfolio, Large Cap Growth Portfolio and Large Cap Value Portfolio each pay a management fee at an annual rate of 0.90% of the average net assets of the portfolio. The Small/Mid Cap Growth Portfolio and Small/Mid Cap Value Portfolio each pay a management fee at an annual rate of 1.10% of the average net assets of the portfolio. The International Equity Portfolio pays a management fee at an annual rate of 1.05% of the average net assets of the portfolio. The Technology Portfolio and Health Care Portfolio each pay a management fee at an annual rate of 1.20% of the average net assets of the portfolio. The Core Bond Portfolio pays a management fee at an annual rate of 0.60% of the average net assets of the portfolio.


The sub-advisers are paid by Equitable. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by Equitable, without shareholder approval. For certain administrative services, in addition to the management fee, each portfolio pays Equitable a fee at an annual rate of 0.15% of the portfolio's total average net assets plus $35,000 per portfolio and an additional $35,000 per portion of the portfolio allocated to a separate sub-adviser.



EXPENSE LIMITATION AGREEMENT


In the interest of limiting until April 30, 2003 the expenses of each portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940), are limited to 1.10% for the Large Cap Growth Portfolio, the Large Cap Core Equity Portfolio and the Large Cap Value Portfolio, 1.35% for the Small/Mid Cap Growth Portfolio and the Small/Mid Cap Value Portfolio, 1.55% for the International Equity Portfolio, 1.60% for the Technology Portfolio and the Health Care Portfolio, and 0.70% for the Core Bond Portfolio.

Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio's expense ratio and such reimbursements do not exceed the portfolio's expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped all eligible previous payments made, the portfolio will be charged such lower expenses.

PORTFOLIO SERVICES

BUYING AND SELLING SHARES

Each portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. These portfolios are not designed for professional market-timers, see the section entitled "Purchase Restrictions on Market-Timers."


The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.



RESTRICTIONS ON BUYING AND SELLING SHARES


PURCHASE RESTRICTIONS

The portfolios reserve the right to suspend or change the terms of purchasing or selling shares.


PURCHASE RESTRICTIONS ON MARKET-TIMERS AND ACTIVE TRADERS

Each portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the portfolio's other shareholders or would disrupt the management of the portfolio.


You should note that the Trust is not designed for professional "market timing" organizations, or other organizations or individual engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Trust's portfolios. These kinds of strategies and transfer activities are disruptive to the Trust's portfolios. If we determine that your transfer patterns among the Trust's portfolios are disruptive to the Trust's portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

We currently consider transfers into and out of (or vice versa) a portfolio within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently give additional individualized notice, to owners who have engaged in such activity, of our intention to restrict such services. However, we may not continue to give such individualized notice. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
RESTRICTION                                                              SITUATION
------------------------------------------------------------------------------------------------------------------------------------
 The portfolio may suspend the right of redemption or postpone           o  When the New York Stock Exchange is closed (other
 payment for more than 7 days:                                              than a weekend/holiday).
                                                                         o  During an emergency.
                                                                         o  Any other period permitted by the SEC.
------------------------------------------------------------------------------------------------------------------------------------
 A portfolio may pay the redemption price in whole or part by a          o  When it is detrimental for a portfolio to make
 distribution in kind of readily marketable securities in lieu of cash      cash payments as determined in the sole discretion of
 or may take up to 7 days to pay a redemption request in order to           Equitable.
 raise capital:
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO SERVICES

HOW PORTFOLIO SHARES ARE PRICED

"Net asset value" is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

NET ASSET VALUE =   TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
                    ----------------------------------------------------------------------
                              NUMBER OF OUTSTANDING SHARES


The net asset value of portfolio shares is determined according to this schedule:

o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

o The price you pay for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.

o A portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, portfolio securities are valued as follows:

o Equity securities -- most recent sales price or if there is no sale, latest available bid price.

o Debt securities (other than short-term obligations) -- based upon pricing service valuations.

o  Short-term obligations -- amortized cost (which approximates market value).


o Securities traded on foreign exchanges -- most recent sales or bid price on the foreign exchange or market, unless an occurrence after the close of that market or exchange will materially affect its value. In that case, fair value as determined by or under the direction of the board of trustees at the close of regular trading on the Exchange.


o Options -- last sales price or, if not available, previous day's sales price. However, if the bid price is higher or the asked price is lower than the previous day's last sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

o Futures -- last sales price or, if there is no sale, latest available bid price.


o Other Securities -- other securities and assets for which quotations are not readily available or for which whole valuation cannot be provided are valued at their fair value under the direction of the Trust's board of trustees.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for each applicable portfolio when Equitable deems that the particular event or circumstance would materially affect such portfolio's net asset value.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's board of trustees believes accurately reflects fair value. This policy is intended to assure that each portfolio's net asset value fairly reflects security values as of the time of pricing.

PORTFOLIO SERVICES

DIVIDENDS AND OTHER DISTRIBUTIONS

The portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. The Core Bond Portfolio normally pays dividends of net investment income monthly, and its gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the portfolios.


TAX CONSEQUENCES


Each portfolio is treated as a separate entity, and intends to qualify to be treated as a regulated investment company, for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level. They pass through their income and gains to their shareholders by paying dividends. A portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and each portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio in question. Also, any portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

It is important for each portfolio to maintain its regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If a portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Manager and as the administrator for the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.


Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.


ADDITIONAL INFORMATION


COMPENSATION TO SECURITIES DEALERS


The portfolios are distributed by AXA Advisors, LLC and AXA Distributors, LLC, the Co-distributors. The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the portfolios' Class B shares. Under the plan, Class B shares pay each of the Co-distributors an annual fee to compensate them for promoting, selling and servicing shares of the portfolios. The annual fee is equal to 0.25% of each portfolio's average daily net assets. Because these distribution fees are paid out of the portfolio's assets on an ongoing basis, over time these fees for Class B shares will increase the cost of your investment and may cost you more than paying other types of sales charges.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a portfolio's shareholders of profits earned from selling securities in that portfolio. Capital gain distributions are usually paid once a year.

CORE INVESTING -- An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DIVERSIFICATION -- The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

DURATION -- A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed as an annual rate.

MARKET CAPITALIZATION -- Market price of a company's shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

NET ASSET VALUE (NAV) -- The market value of one share of a portfolio on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a portfolio's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities.

VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

APPENDIX

MORE INFORMATION ABOUT SUB-ADVISERS

This Appendix provides additional information about, including past performance information of, the sub-advisers Equitable has initially selected to advise each portfolio.


            -----------------------------------------------------

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO. Alliance Capital Management L.P. ("Alliance Capital"), Dresdner RCM Global Investors LLC ("Dresdner") and TCW Investment Management Company ("TCW") serve as sub-advisers to AXA Premier VIP Large Cap Growth Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2001, Dresdner had approximately $40.4 billion in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of December 31, 2001, TCW had approximately $87.6 billion in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO. Alliance Capital, through its Bernstein Investment Research and Management ("Bernstein") unit, Janus Capital Management LLC ("Janus") and Thornburg Investment Management, Inc. ("Thornburg") serve as sub-advisers to AXA Premier VIP Large Cap Core Equity Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Janus is a majority owned subsidiary of Stilwell Financial, Inc., a publicly traded company whose subsidiaries are engaged in financial services. As of December 31, 2001, Janus had approximately $182.5 billion in assets under management. The principal office of Janus is located at 100 Fillmore Street, Denver, Colorado 80206.

Thornburg is an employee owned investment management firm. H. Garrett Thornburg, Jr. is the controlling shareholder of Thornburg. As of December 31, 2001, Thornburg had approximately $4.88 billion in assets under management. The principal office of Thornburg is located at 119 East Marcy Street, Santa Fe, New Mexico 87501-2046.


AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO. Alliance Capital, Institutional Capital Corporation ("ICAP") and MFS Investment Management ("MFS") serve as sub-advisers to AXA Premier VIP Large Cap Value Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

ICAP is an employee owned money management firm. Robert H. Lyon is the controlling shareholder of ICAP. As of December 31, 2001, ICAP had approximately $13.8 billion in assets under management. The principal office of ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international financial services organization. As of December 31, 2001, MFS had approximately $137 billion in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.


AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO. Alliance Capital, MFS and RS Investment Management, LP ("RSIM") serve as sub-advisers to AXA Premier VIP Small/Mid Cap Growth Portfolio.


                                   Appendix-1

APPENDIX


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international financial services organization. As of December 31, 2001, MFS had approximately $137 billion in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

RSIM is a wholly owned subsidiary of RS Investment Management Co. LLC ("RSIM Co."). G. Randall Hecht owns the largest membership interest in RSIM Co. As of December 31, 2001, RSIM Co. had approximately $7.1 billion in assets under management. The principal office of RSIM is located at 388 Market Street, Suite 1700, San Francisco, California 94111.


AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO. AXA Rosenberg Investment Management LLC ("AXA Rosenberg"), The Boston Company Asset Management, LLC ("BCAM") and TCW serve as sub-advisers to AXA Premier VIP Small/Mid Cap Value Portfolio.


AXA Rosenberg is a wholly owned subsidiary of AXA Rosenberg Group LLC ("AXA Rosenberg Group"). AXA Investment Managers S. A., a French societe anonyme and investment arm of AXA, a French insurance holding company that includes Equitable among its subsidiaries, holds a majority interest in AXA Rosenberg Group. As of December 31, 2001, AXA Rosenberg Group had approximately $10.3 billion in assets under management. The principal office of AXA Rosenberg is located at 4 Orinda Way, Building E, Orinda, California 94563.

BCAM is an indirect wholly owned subsidiary of Mellon Financial Corporation, a publicly traded global financial services company. As of December 31, 2001, BCAM had approximately $24.1 billion in assets under management. The principal office of BCAM is located at One Boston Place, Boston, Massachusetts 02108.

TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of December 31, 2001, TCW had approximately $87.6 billion in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.


AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO. Alliance Capital, through its Bernstein unit, Bank of Ireland Asset Management (U.S.) Limited ("BIAM (U.S.)") and OppenheimerFunds, Inc. ("Oppenheimer") serve as sub-advisers to AXA Premier VIP International Equity Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

BIAM (U.S.) is a wholly owned subsidiary of Bank of Ireland Group, a publicly traded financial services provider located in Ireland. As of December 31, 2001, BIAM (U.S.) had approximately $24.9 million in assets under management. The principal North American office of BIAM (U.S.) is located at 75 Holly Lane, Greenwich, Connecticut 06830.

Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a mutual insurance company providing global financial services. As of December 31, 2001, Oppenheimer and its subsidiaries had approximately $120 billion in assets under management. The principal office of Oppenheimer is located at 6803 South Tucson Way, Englewood, Colorado 80112.


AXA PREMIER VIP TECHNOLOGY PORTFOLIO. Alliance Capital, Dresdner and Firsthand Capital Management, Inc. ("Firsthand") serve as sub-advisers to AXA Premier VIP Technology Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2001, Dresdner had approximately $40.4 billion in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.


Kevin M. Landis is the controlling shareholder of Firsthand. As of December 31, 2001, Firsthand had approximately $2.17 billion in assets under management. The principal office of Firsthand is located at 125 South Market, Suite 1200, San Jose, California 95113.



                                   Appendix-2

APPENDIX

AXA PREMIER VIP HEALTH CARE PORTFOLIO. A I M Capital Management, Inc. ("AIM"), Dresdner and Wellington Management Company, LLP ("Wellington") serve as sub-advisers to AXA Premier VIP Health Care Portfolio.


AIM is a wholly owned subsidiary of AIM Advisors, Inc. AIM Advisors, Inc. is a wholly owned subsidiary of AIM Management Group Inc. ("AIM Management"). AIM Management merged with INVESCO in 1997 to form AMVESCAP PLC, one of the world's largest investment services companies. As of December 31, 2001, AIM Management had approximately $158 billion in assets under management. The principal office of AIM is located at 11 Greenway Plaza, Houston, Texas 77046.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2001, Dresdner had approximately $40.4 billion in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

Wellington is an employee owned limited liability partnership whose sole business is investment management. Wellington is owned by 68 partners, all active employees of the firm; the managing partners of Wellington are Duncan M. McFarland, Laurie A. Gabriel and John R. Ryan. As of December 31, 2001, Wellington had approximately $311.4 billion in assets under management. The principal office of Wellington is located at 75 State Street, Boston, Massachusetts 02109.


AXA PREMIER VIP CORE BOND PORTFOLIO. BlackRock Advisors, Inc. ("BAI") and Pacific Investment Management Company LLC ("PIMCO") serve as sub-advisers to AXA Premier VIP Core Bond Portfolio.


BAI is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a majority owned indirect subsidiary of The PNC Financial Services Group, Inc., a publicly traded diversified financial services company. As of December 31, 2001, BAI had approximately $239 billion in assets under management. The principal office of BAI is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). Allianz AG, a European-based, multi-national insurance and financial services holding company, is the indirect majority owner of PIMCO Advisors. Pacific Life Insurance Company holds an indirect minority interest in PIMCO Advisors. As of December 31, 2001, PIMCO had approximately $241.3 billion in assets under management. The principal office of PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.



            -----------------------------------------------------

SUB-ADVISERS' PAST PERFORMANCE


For each sub-adviser, this Appendix presents performance information for all accounts, unless otherwise noted, it manages with substantially similar investment objectives, policies and strategies as the portion of the Trust portfolio that the sub-adviser will manage. Where a sub-adviser has been managing a registered investment company (mutual fund) with substantially similar investment objectives, policies and strategies ("Comparable Fund") to those of the portion of the Trust portfolio that the sub-adviser will manage, the Comparable Fund's average total return is presented below in accordance with SEC mutual fund performance rules. Where a sub-adviser manages only advisory accounts or manages advisory accounts and sub-advises mutual funds in a manner that is substantially similar to the way in which it will manage a portion of the Trust portfolio's assets, this Appendix presents the composite performance of all those accounts, excluding any Comparable Fund performance ("Account Composite Performance"). Comparable Funds and Account Composites with less than a twelve month since inception track record are not included.


Equitable requires the sub-advisers to present to Equitable the performance of all substantially similar managed accounts and mutual funds to help ensure that the sub-adviser is showing the performance of all its managed accounts and mutual funds, not just its best performing accounts. Equitable requests that the sub-adviser or other representatives related to the sub-adviser make certain representations concerning the appropriate presentation and calculation of Account Composite Performance.


Except as otherwise indicated, the Account Composite Performance is supplied by each sub-adviser to Equitable as a gross of fee basis and adjusted by Equitable only to deduct the anticipated Class B fees and expenses (assuming no expense caps or fee waivers) of the Trust portfolio the sub-adviser is expected to advise. Actual fees will vary depending on, among other things, the applicable fee schedule and portfolio size. Also included are performance figures for the benchmark indices of the Trust portfolios. When a sub-adviser's management of a portion of a Trust portfolio more closely resembles an index other than the portfolio's benchmark index and is tied to that other index or its benchmark, the performance of such index is also shown.



The performance information shown below does not reflect any insurance or separate account fees and expenses, which are imposed under the Contracts. If it did, the results shown would be lower.


                                   Appendix-3

APPENDIX


THE PAST PERFORMANCE OF THE SUB-ADVISERS IN MANAGING COMPARABLE FUNDS AND ADVISORY ACCOUNTS IS NO GUARANTEE OF FUTURE RESULTS IN MANAGING A TRUST PORTFOLIO. PLEASE NOTE THE FOLLOWING CAUTIONARY GUIDELINES IN REVIEWING THIS
APPENDIX:

o PERFORMANCE FIGURES ARE NOT THE PERFORMANCE OF THE TRUST PORTFOLIOS. The performance shown below for the sub-advisers is not the performance of any Trust portfolio and is not an indication of how the portfolio would have performed in the past or will perform in the future. The portfolios' performance in the future will be different from the sub-advisers' performance in advising the Comparable Funds and substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the portfolios and advisory accounts, different fees, expenses, performance calculation methods, portfolio size and composition. In particular, Account Composite Performance is not necessarily an indication of how any Trust portfolio will perform, as those accounts may not be subject to investment limitations, diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, can have a negative impact on the portfolio's performance.

o THE TRUST PORTFOLIOS HAVE MORE THAN ONE SUB-ADVISER. Each sub-adviser manages only a portion of a portfolio's assets. As a result, the future performance of each sub-adviser will affect the performance of a Trust portfolio only with respect to the percentage of the portfolio's assets that it advises. Furthermore, the proportion of portfolio assets Equitable initially allocates to each sub-adviser may change over time since (a) Equitable can change the percentage of a portfolio's assets allocated to a sub-adviser at any time, and (b) the assets under management by any sub-adviser will increase or decrease depending upon the performance and market value of those sub-advised assets. Initially, Equitable expects to allocate a portfolio's assets approximately equally to each of its sub-advisers. You should consider Equitable's discretion to change the asset allocation among sub-advisers and the portfolios' ability to change sub-advisers and alter the number of sub-advisers when reviewing the Comparable Fund and the Account Composite Performance.

o EQUITABLE CAN REPLACE A SUB-ADVISER, SUBJECT TO APPROVAL BY THE TRUST'S BOARD OF TRUSTEES, WITHOUT SHAREHOLDER APPROVAL. The structure of the Trust portfolios permits Equitable, as the portfolios' investment manager, to retain and replace sub-advisers (subject to approval by the board of trustees) without a shareholder vote. This arrangement gives Equitable more flexibility in responding to changing performance and other factors that Equitable determines may affect a sub-adviser's ability to advise the portfolio. It can also result in more frequent changes in sub-advisers than is experienced by portfolios whose shareholders must approve a sub-adviser change. More frequent changes in sub-advisers may increase portfolio turnover and portfolio expenses.

o SUB-ADVISER AND BENCHMARK PERFORMANCE ARE AVERAGES FOR THE PERIODS SHOWN. The information below shows average annual total rate of returns for the periods indicated but does not reflect the volatility that may occur within a given period. As discussed in the prospectus, many of the portfolios are in market sectors that experienced significant performance fluctuations within the periods presented.



                                   Appendix-4

APPENDIX



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                10
                                                           1 YEAR       3 YEARS     5 YEARS   YEARS      SINCE     SINCE
                                                            ENDED        ENDED       ENDED    ENDED   INCEPTION  INCEPTION INCEPTION
 AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO               12/31/01     12/31/01    12/31/01  12/31/01   (FUND)  (COMPOSITE)  DATE
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P.
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Disciplined Growth Composite(1)             (21.54%)      (6.94%)      9.24%    11.68%       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index (Portfolio Benchmark)          (20.42%)      (6.32%)      8.27%    10.79%       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 DRESDNER RCM GLOBAL INVESTORS LLC
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Large Cap Select Equity Composite           (24.10%)      (2.05%)     12.90%    12.85%       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index (Portfolio Benchmark)          (20.42%)      (6.32%)      8.27%    10.79%       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 TCW INVESTMENT MANAGEMENT COMPANY
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- TCW Galileo Select Equities Fund
 (Class I shares)(2)                                      (19.23%)       2.68%      12.88%    13.48%       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- TCW Concentrated Core Equities Supplemental (20.44%)       1.84%      12.91%    13.48%       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index (Portfolio Benchmark)          (20.42%)      (6.32%)      8.27%    10.79%       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                                                              10
                                                         1 YEAR      3 YEARS     5 YEARS     YEARS     SINCE       SINCE
                                                          ENDED        ENDED       ENDED     ENDED   INCEPTION   INCEPTION INCEPTION
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO         12/31/01     12/31/01    12/31/01  12/31/01   (FUND)    (COMPOSITE)   DATE
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 (BERNSTEIN UNIT)
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Diversified Value (Optimized vs.
 S&P 500)(3)                                             (0.86%)      3.47%      10.68%     13.41%       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
 Standard and Poor's 500 Index (Portfolio Benchmark)    (11.88%)     (1.03%)     10.70%     12.93%       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
 JANUS CAPITAL MANAGEMENT LLC
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Janus Large Cap Growth Composite
 (Sep. Acc Only)                                        (25.58%)     (2.68%)     10.97%     12.19%       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
 Composite--Janus Large Cap Growth Composite
 (Sub-Advised Mutual Fund Only)(4)                      (26.05%)     (3.08%)      9.03%      9.43%       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index                              (20.42%)     (6.32%)      8.27%     10.79%       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
 Standard and Poor's 500 Index (Portfolio Benchmark)    (11.88%)     (1.03%)     10.70%     12.93%       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
 THORNBURG INVESTMENT MANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Thornburg Value Fund (Class C shares)(5)        (8.86%)      8.63%      15.56%      N/A        17.91%      N/A     10/02/95
------------------------------------------------------------------------------------------------------------------------------------
 Standard and Poor's 500 Index (Portfolio Benchmark)    (11.88%)     (1.03%)     10.70%      N/A        13.23%      N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------


----------

(1) The Disciplined Growth Composite includes only accounts with more than $10 million in assets.


(2)  TCW Galileo Select Equities Fund is a non-diversified fund.


(3) The Diversified Value Composite includes only accounts with more than $10 million in assets.


(4) Performance reported after deduction: (i) of sub-advised mutual fund fees and all applicable expenses of sub-advised mutual funds included in the Account Composite, and (ii) the anticipated AXA Premier VIP Large Cap Core Equity Portfolio's Class B fees and expenses.


(5) Thornburg also has Thornburg Large Cap Composite. Thornburg Large Cap Composite is not shown in the chart above because it consists primarily of the Thornburg Value Fund (shown above). The performance of the Thornburg Large Cap Composite for the periods shown above (the one year, three years and five years ended December 31, 2001 and the period since its inception on October 2, 1995 through December 31, 2001) is (8.51%), 9.45%, 16.60% and
     19.96%, respectively.



                                   Appendix-5

APPENDIX



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            10
                                                         1 YEAR     3 YEARS    5 YEARS     YEARS       SINCE      SINCE
                                                          ENDED       ENDED      ENDED     ENDED    INCEPTION  INCEPTION   INCEPTION
 AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO              12/31/01    12/31/01   12/31/01  12/31/01     (FUND)  (COMPOSITE)    DATE
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Alliance Growth and Income Fund (Class B shares)(2.53%)      6.60%     13.26%     13.07%        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Disciplined Value Composite(6)             (3.28%)      6.40%     13.38%        N/A        N/A      18.06%    12/31/94
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Value Index (Portfolio Benchmark)          (5.59%)      2.74%     11.13%     14.16%        N/A      16.16%       N/A
------------------------------------------------------------------------------------------------------------------------------------
 INSTITUTIONAL CAPITAL CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- ICAP Select Equity Portfolio(7)                 (1.59%)     11.07%        N/A        N/A     12.12%        N/A     12/31/97
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Value Index (Portfolio Benchmark)          (5.59%)      2.74%        N/A        N/A      5.82%        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
 MFS INVESTMENT MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- MFS Value Fund (Class B shares)                 (8.44%)      7.72%        N/A        N/A     10.84%        N/A     11/04/97
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- MFS Large Cap Value Equity Composite       (7.67%)      8.61%     14.27%     13.71%        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Value Index (Portfolio Benchmark)          (5.59%)      2.74%     11.13%     14.16%      7.42%(8)     N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                                                      10
                                                     1 YEAR    3 YEARS   5 YEARS    YEARS       SINCE        SINCE
                                                     ENDED      ENDED     ENDED     ENDED    INCEPTION    INCEPTION     INCEPTION
 AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO    12/31/01   12/31/01  12/31/01  12/31/01     (FUND)    (COMPOSITE)      DATE
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Alliance Quasar Fund (Class B shares)(9)  (14.31%)       N/A       N/A       N/A         N/A         N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Small Cap Growth Composite(10)       (11.89%)    10.07%     9.13%     13.67%        N/A         N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2000 Growth Index                         ( 9.23%)     0.25%     2.87%      7.19%        N/A         N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2500 Growth Index (Portfolio Benchmark)   (10.83%)     5.17%     6.60%      9.49%        N/A         N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 MFS INVESTMENT MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- MFS Mid Cap Fund (Class B shares)(11)     (20.55%)    14.59%    14.75%       N/A       14.99%        N/A         12/01/93
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- MFS Mid Cap Growth Equity Composite  (22.54%)    13.49%    16.68%       N/A         N/A       17.58%        10/01/94
------------------------------------------------------------------------------------------------------------------------------------
 Russell Mid Cap Growth Index                      (20.15%)     2.16%     9.02%       N/A       11.82%      12.77%          N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2500 Growth Index (Portfolio Benchmark)   (10.83%)     5.17%     6.60%       N/A       10.12%      10.76%          N/A
------------------------------------------------------------------------------------------------------------------------------------
 RS INVESTMENT MANAGEMENT, LP
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Diversified Growth Fund(12)                 1.88%     23.05%    22.90%       N/A       25.89%        N/A         08/01/96
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2000 Growth Index                          (9.23%)     0.25%     2.87%       N/A        5.02%        N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2500 Growth Index (Portfolio Benchmark)   (10.83%)     5.17%     6.60%       N/A        8.61%        N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------


----------

(6) The Disciplined Value Composite includes only accounts with more than $10 million in assets.


(7)  ICAP Select Equity Portfolio is a non-diversified fund.


(8) Since the Russell 1000 Value Index does not provide mid-month performance, the reporting period is as of the beginning of the month period closest to the inception date of the Comparable Fund.


(9) Fund performance prior to January 1, 2000 is not presented because the sub-adviser believes that prior to that date the Alliance Quasar Fund was not managed with substantially similar strategies to the portion of the AXA Premier VIP Small/Mid Cap Growth Portfolio it will manage.

(10) The Small Cap Growth Composite includes only accounts with more than $10 million in assets.

(11) MFS Mid Cap Fund is a non-diversified fund.


(12) RSIM also has Diversified Growth Composite. The Diversified Growth Composite is not shown in the chart because it consists primarily of the Diversified Growth Fund (shown above). The performance of the Diversified Growth Composite for the period shown above (the one year, three years and five years ended December 31, 2001 and the period since its inception on August 1, 1996 through December 31, 2001) is 1.86%, 21.94%, 22.48% and
     25.91%, respectively.



                                   Appendix-6

APPENDIX



------------------------------------------------------------------------------------------------------------------------------------
                                                                                      10
                                                    1 YEAR    3 YEARS   5 YEARS     YEARS      SINCE       SINCE
                                                    ENDED      ENDED     ENDED      ENDED    INCEPTION   INCEPTION   INCEPTION
 AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO    12/31/01   12/31/01  12/31/01   12/31/01    (FUND)    (COMPOSITE)    DATE
------------------------------------------------------------------------------------------------------------------------------------
 AXA ROSENBERG INVESTMENT MANAGEMENT LLC
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Mid/Small Cap Value Composite        7.94%        N/A        N/A        N/A      N/A      14.30%        05/01/00
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2500 Value Index (Portfolio Benchmark)    9.74%        N/A        N/A        N/A      N/A      15.24%          N/A
------------------------------------------------------------------------------------------------------------------------------------
 THE BOSTON COMPANY ASSET MANAGEMENT, LLC
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Premier Value Equity Composite(13)  19.48%     24.62%     19.06%     21.92%      N/A       N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell Midcap Value Index                        2.34%      6.81%     11.46%     14.41%      N/A       N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2500 Value Index (Portfolio Benchmark)    9.74%     10.39%     11.92%     15.14%      N/A       N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
 TCW INVESTMENT MANAGEMENT COMPANY
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- TCW Galileo Value Opportunities Fund
 (Class I shares)(14)                             33.66%     32.21%     22.10%        N/A     23.25%     N/A          11/01/96
------------------------------------------------------------------------------------------------------------------------------------
 Russell Midcap Value Index                        2.34%      6.81%     11.46%        N/A     12.29%     N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2500 Value Index (Portfolio Benchmark)    9.74%     10.39%     11.92%        N/A     13.24%     N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                                                          10
                                                      1 YEAR     3 YEARS     5 YEARS     YEARS       SINCE        SINCE
 AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO        ENDED       ENDED       ENDED     ENDED    INCEPTION    INCEPTION   INCEPTION
                                                     12/31/01   12/31/01    12/31/01   12/31/01     (FUND)    (COMPOSITE)     DATE
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P. (BERNSTEIN UNIT)
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- International Value (MSCI EAFE Cap
 Weighted, Unhedged Index)                           (14.96%)    (2.44%)      0.23%         N/A      N/A         2.48%      07/01/94
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital International EAFE Index
 (Portfolio Benchmark)                               (21.44%)    (5.05%)      0.89%         N/A      N/A         2.99%        N/A
------------------------------------------------------------------------------------------------------------------------------------
 BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- International Equity Composite         (20.62%)    (1.71%)      2.67%        9.30%     N/A          N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital International EAFE Index
 (Portfolio Benchmark)                               (21.44%)    (5.05%)      0.89%        4.46%     N/A          N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMERFUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Oppenheimer International Growth Fund
 (Class B shares)                                    (27.76%)     1.82%       6.62%         N/A     8.97%         N/A       03/25/96
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital International EAFE Index
 (Portfolio Benchmark)                               (21.44%)    (5.05%)      0.89%         N/A     1.72%         N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------


----------
(13) The Premier Value Equity Composite includes only accounts with $5 million or more in assets.


(14) TCW Galileo Value Opportunities Fund is a non-diversified fund.



                                   Appendix-7

APPENDIX



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             10
                                                            1 YEAR    3 YEARS   5 YEARS    YEARS      SINCE      SINCE
                                                            ENDED      ENDED     ENDED     ENDED   INCEPTION   INCEPTION   INCEPTION
 AXA PREMIER VIP TECHNOLOGY PORTFOLIO                     12/31/01   12/31/01  12/31/01  12/31/01   (FUND)    (COMPOSITE)    DATE
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Alliance Technology Fund (Class C shares)         26.43%      2.09%     9.56%     N/A      18.36%        N/A       05/03/93
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Technology Index (Portfolio Benchmark)      (29.67%)    (6.41%)   11.78%     N/A      18.37%(15)    N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
 DRESDNER RCM GLOBAL INVESTORS LLC
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Dresdner RCM Global Technology Fund
 (Class N shares)(16)                                     (39.55%)    13.41%    24.33%     N/A      24.62%        N/A      12/27/95
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Dresdner RCM Global Technology Composite    (38.18%)       N/A       N/A     N/A       N/A        (17.06%)   12/01/99
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Technology Index (Portfolio Benchmark)      (29.67%)    (6.41%)   11.78%     N/A      15.77%(17)  (24.69%)      N/A
------------------------------------------------------------------------------------------------------------------------------------
 FIRSTHAND CAPITAL MANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Technology Leaders Fund(18)                      (44.27%)     2.17%       N/A     N/A      91.35%        N/A      12/10/97
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Technology Index (Portfolio Benchmark)      (29.67%)    (6.41%)      N/A     N/A       7.42%(19)    N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                                                           10
                                                        1 YEAR      3 YEARS    5 YEARS    YEARS      SINCE       SINCE
                                                         ENDED       ENDED      ENDED     ENDED    INCEPTION   INCEPTION   INCEPTION
 AXA PREMIER VIP HEALTH CARE PORTFOLIO                  12/31/01    12/31/01   12/31/01  12/31/01   (FUND)    (COMPOSITE)    DATE
------------------------------------------------------------------------------------------------------------------------------------
 A I M CAPITAL MANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- AIM Global Healthcare Fund (Class B shares)     4.16%       18.29%     15.94%     N/A       18.10%       N/A       04/01/93
------------------------------------------------------------------------------------------------------------------------------------
 JP Morgan H&Q HealthCare Index (Portfolio Benchmark)   (6.05%)      14.60%     17.08%     N/A       17.65%       N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
 DRESDNER RCM GLOBAL INVESTORS LLC
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Dresdner RCM Global Health Care Fund
 (Class N shares)(20)                                  (13.80%)      24.37%     25.72%     N/A       25.72%       N/A       12/31/96
------------------------------------------------------------------------------------------------------------------------------------
 JP Morgan H&Q HealthCare Index (Portfolio Benchmark)   (6.05%)      14.60%     17.08%     N/A       17.08%       N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
 WELLINGTON MANAGEMENT COMPANY, LLP
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Diversified Health Care Total Composite    0.96%         N/A        N/A      N/A        N/A        27.43%     05/31/00
------------------------------------------------------------------------------------------------------------------------------------
 JP Morgan H&Q HealthCare Index (Portfolio Benchmark)   (6.05%)        N/A        N/A      N/A        N/A        12.69%       N/A
------------------------------------------------------------------------------------------------------------------------------------


----------

(15) Since the Russell 1000 Technology Index does not provide mid-month performance, the reporting period is as of the beginning of the month period closest to the inception date of the Comparable Fund.

(16) Dresdner RCM Global Technology Fund is a non-diversified fund. Class N shares were first issued on 1/30/99. Performance for periods prior to that date are for Class I.

(17) Since the Russell 1000 Technology Index does not provide mid-month performance, the reporting period is as of the beginning of the month period closest to the inception date of the Comparable Fund.

(18) Technology Leaders Fund is a non-diversified fund.

(19) Since the Russell 1000 Technology Index does not provide mid-month performance, the reporting period is as of the beginning of the month period closest to the inception date of the Comparable Fund.

(20) Dresdner RCM Global Health Care Fund is a non-diversified fund.



                                   Appendix-8

APPENDIX



------------------------------------------------------------------------------------------------------------------------------------
                                                                                              10
                                                              1 YEAR   3 YEARS     5 YEARS   YEARS      SINCE      SINCE
                                                               ENDED     ENDED      ENDED    ENDED   INCEPTION  INCEPTION  INCEPTION
 AXA PREMIER VIP CORE BOND PORTFOLIO                         12/31/01  12/31/01   12/31/01  12/31/01   (FUND)  (COMPOSITE)   DATE
------------------------------------------------------------------------------------------------------------------------------------
 BLACKROCK ADVISORS, INC.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- BlackRock Core Bond Total Return Fund
 (Class B shares)                                             7.12%     5.22%       6.03%     N/A       6.35%       N/A     12/09/92
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- BlackRock Core Bond Composite                   7.76%     5.63%       6.73%    6.60%       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index (Portfolio Benchmark)   8.44%     6.28%       7.43%    7.23%      7.21%       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
 PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- PIMCO Total Return Fund (Class B shares)             8.17%     5.67%       6.85%    6.98%(21)   N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- PIMCO Total Return III (Adminstrative Class shares)  9.60%     5.95%       7.55%    7.72%       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Total Return Full Authority Supplementary
 Composite                                                    8.42%     5.88%       7.18%    7.43%       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index (Portfolio Benchmark)   8.44%     6.28%       7.43%    7.23%       N/A        N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------


----------

(21) Performance return provided for Class C shares (the Class with the highest expense ratio for this period).



THE BENCHMARKS

The performance of Comparable Funds and/or Account Composites (collectively "Accounts") of each of the sub-advisers as shown on the preceding pages compares each Account's performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.


RUSSELL 3000 INDEX


Composed of 3,000 large U.S. securities, as determined by total market capitalization. This index is capitalization weighted and represents approximately 98% of the investable U.S. equity market.



RUSSELL 1000 GROWTH INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.


RUSSELL 1000 VALUE INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.


STANDARD & POOR'S 500 INDEX

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.



RUSSELL 1000 INDEX

Contains 1,000 of the largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.




RUSSELL MIDCAP GROWTH INDEX

Contains those Russell MidCap securities (the smallest 800 securities in the Russell 1000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe. These stocks are also members of the Russell 1000 Growth Index.


                                   Appendix-9

APPENDIX

RUSSELL MIDCAP VALUE INDEX

Contains those Russell MidCap securities (the smallest 800 securities in the Russell 1000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe. These stocks are also members of the Russell 1000 Value Index.


RUSSELL 2000 INDEX

Contains 2,000 of the smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.


RUSSELL 2000 GROWTH INDEX

Contains those Russell 2000 securities (all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 2500 GROWTH INDEX

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 2500 VALUE INDEX

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Growth universe.

RUSSELL 1000 TECHNOLOGY INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed technology companies by the Russell sector classification scheme. This sector includes securities in the following industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers. The index is market value weighted.

JPMORGAN H&Q HEALTHCARE INDEX

Contains a market capitalization weighted sampling of approximately 125 securities deemed to be healthcare-related by the JPMorgan H&Q research department. Stocks representing Biotech, Life Sciences, Pharmaceutical, Medical Products, and HealthCare Service providers are all included. Stocks with market capitalization greater than $15 billion are scaled back by the research department to represent less of the index than would otherwise be reflected by their market capitalization.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

Contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the EAFE index. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader EAFE index. EAFE index assumes dividends reinvested net of withholding taxes and do not reflect any fees and expenses.

LEHMAN BROTHERS AGGREGATE BOND INDEX

The Lehman Brothers Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody's, have a fixed coupon rate, and be dollar denominated.



                                  Appendix-10

If you would like more information about the portfolios, the following document is available free upon request.

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


              TO ORDER A FREE COPY OF A PORTFOLIO'S SAI, CONTACT
               YOUR FINANCIAL PROFESSIONAL, OR THE PORTFOLIOS AT:

                             AXA PREMIER VIP TRUST
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                            TELEPHONE: 866-231-8585


Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require


Information about the portfolios (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC's Internet site at

                              HTTP://WWW.SEC.GOV.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address:
                  publicinfo@sec.gov or by writing the SEC's
                           Public Reference Section,
                          Washington, D.C. 20549-0102

                             AXA PREMIER VIP TRUST

AXA Premier VIP Large Cap Growth Portfolio
AXA Premier VIP Large Cap Core Equity Portfolio          AXA Premier VIP International Equity Portfolio
AXA Premier VIP Large Cap Value Portfolio                AXA Premier VIP Technology Portfolio
AXA Premier VIP Small/Mid Cap Growth Portfolio           AXA Premier VIP Health Care Portfolio
AXA Premier VIP Small/Mid Cap Value Portfolio            AXA Premier VIP Core Bond Portfolio


                  (Investment Company Act File No. 811-10509)













                     (Copyright) 2001 AXA Premier VIP Trust

[LOGO]








PROSPECTUS MAY 1, 2002



AXA PREMIER VIP TRUST


                                 AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

                                 AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

                                 AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

                                 AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

                                 AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

                                 AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

                                 AXA PREMIER VIP TECHNOLOGY PORTFOLIO

                                 AXA PREMIER VIP HEALTH CARE PORTFOLIO

                                 AXA PREMIER VIP CORE BOND PORTFOLIO


                                 The Securities and Exchange Commission
                                 has not approved any portfolio's shares
                                 or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------


     INTRODUCTION

--------------------------------------------------------------------------------


AXA Premier VIP Trust ("Trust") is a family of distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes Class A shares of each of the Trust's portfolios. Each portfolio is a diversified portfolio, except AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio, which are non-diversified portfolios sometimes referred to as "sector portfolios." Information on each portfolio, including investment objectives, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of a portfolio is not a fundamental policy and may be changed without a shareholder vote.


The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts ("Contracts") issued or to be issued by The Equitable Life Assurance Society of the United States ("Equitable"), Equitable of Colorado, Inc. or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. Shares also may be sold to tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan.


The investment manager to each portfolio is Equitable. The day-to-day management of each portfolio is provided by one or more investment sub-advisers. Information regarding Equitable and the sub-advisers is included under "Management Team" in this prospectus. Equitable may allocate a portfolio's assets to additional sub-advisers subject to approval of the Trust's board of trustees. In addition, Equitable may, subject to the approval of the Trust's board of trustees, appoint, dismiss and replace sub-advisers and amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended ("1940 Act")) ("Affiliated Adviser"), such as Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is approved by the affected portfolio's shareholders.

The co-distributors for each portfolio are AXA Advisors, LLC and AXA Distributors, LLC.

The portfolios commenced operations on December 31, 2001 and, therefore, have a short operating history. As a result, no performance information for the portfolios is included in this prospectus. Performance of the portfolios will vary over time.


An investment in a portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these portfolios, be sure to read all risk disclosures carefully before investing.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

--------------------------------------------------------------------------------

GOALS, STRATEGIES & RISKS

AXA Premier VIP Large Cap Growth Portfolio................................  1
AXA Premier VIP Large Cap Core Equity Portfolio...........................  2
AXA Premier VIP Large Cap Value Portfolio.................................  3
AXA Premier VIP Small/Mid Cap Growth Portfolio............................  4
AXA Premier VIP Small/Mid Cap Value Portfolio.............................  5
AXA Premier VIP International Equity Portfolio............................  6
AXA Premier VIP Technology Portfolio......................................  7
AXA Premier VIP Health Care Portfolio.....................................  9
AXA Premier VIP Core Bond Portfolio....................................... 10



PORTFOLIO FEES & EXPENSES................................................  12


MORE ABOUT INVESTMENT STRATEGIES & RISKS


More About Investment Strategies & Risks.................................  15


MANAGEMENT TEAM


The Manager and the Sub-advisers.........................................  17


PORTFOLIO SERVICES


Buying and Selling Shares................................................  27
Restrictions on Buying and Selling Shares................................  27
How Portfolio Shares are Priced..........................................  28
Dividends and Other Distributions........................................  29
Tax Consequences.........................................................  29
Glossary of Terms........................................................  30



APPENDIX: More Information About Sub-Advisers....................   Appendix-1

AXA PREMIER VIP LARGE CAP GROWTH PORFOLIO

                                MANAGER:      Equitable


                                SUB-ADVISERS: Alliance Capital Management L.P.
                                              Dresdner RCM Global Investors LLC
                                              TCW Investment Management Company

--------------------------------------------------------------------------------
Key Terms

o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


The sub-advisers focus on identifying companies expected to grow at a faster rate than the U.S. economy. This process involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, including to seek more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.


PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles - in this case "growth" styles - to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP LARGE CAP CORE EQUITY PORFOLIO


                                  MANAGER:      Equitable

                                  SUB-ADVISERS: Alliance Capital Management L.P. (Bernstein Unit)
                                                Janus Capital Management LLC
                                                Thornburg Investment
                                                Management, Inc.

--------------------------------------------------------------------------------
Key Terms

o CORE INVESTING -- An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


Each sub-adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. Among other things, these processes involve researching and evaluating individual companies for potential investment. Each sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

                                 MANAGER:      Equitable


                                 SUB-ADVISERS: Alliance Capital Management L.P.
                                               Institutional Capital
                                               Corporation
                                               MFS Investment Management

--------------------------------------------------------------------------------
Key Terms

 o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

 o LARGE CAP COMPANIES -- Companies with market capitalization in excess of $5 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


The sub-advisers focus primarily on stocks that are currently under-priced using certain financial measurements, including the stock's price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment. This approach often leads the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

 o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

 o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "value" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

 o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

 o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

                                 MANAGER:      Equitable


                                 SUB-ADVISERS: Alliance Capital Management L.P.
                                               MFS Investment Management
                                               RS Investment Management, LP

--------------------------------------------------------------------------------
Key Terms

 o GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

 o  SMALL/MID CAP COMPANIES -- Companies with market capitalization between
    $100 million and $7 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


The sub-advisers will utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle. In choosing investments, sub-advisers utilize a process that involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

 o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

 o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "growth" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

 o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

 o Small- and Mid-Capitalization Risk -- Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

 o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

                                MANAGER:      Equitable

                                SUB-ADVISERS: AXA Rosenberg Investment Management LLC
                                              The Boston Company Asset Management, LLC
                                              TCW Investment Management Company

--------------------------------------------------------------------------------
Key Terms

 o VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

 o  SMALL/MID CAP COMPANIES -- Companies with market capitalization between
    $100 million and $7 billion.
--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small- and mid-capitalization companies. Small/mid capitalization companies are companies with market capitalization between $100 million and $7 billion at the time of investment.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


The sub-advisers will utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment by the portfolio. This approach will often lead the portfolio to focus on "strong companies" in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

 o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

 o Investment Style Risk -- The sub-advisers primarily use a particular style or set of styles -- in this case "value" styles -- to select investments for the portfolio. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio's share price.

 o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

 o Small- and Mid-Capitalization Risk -- Risk is greater for the common stocks of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

 o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.


More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

                                  MANAGER:      Equitable

                                  SUB-ADVISERS: Alliance Capital Management L.P. (Bernstein Unit)
                                                Bank of Ireland Asset Management (U.S.) Limited
                                                OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
Key Term

 o INTERNATIONAL INVESTING -- Focuses primarily on companies organized or headquartered outside the U.S.


--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the portfolio intends to invest at least 80% of its total assets in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.). Foreign securities include securities issued by companies in countries with either developed or developing economies. The portfolio does not limit its investment to issuers within a specific market capitalization range.


The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


Each of the sub-advisers utilizes an approach that concentrates its efforts on identifying foreign companies with good prospects for future growth. Other factors, such as country and regional factors, are considered by the sub-advisers. While the sub-advisers believe that the identification, research and selection of individual stocks is of great importance to the portfolio's success, regional issues or political and economic considerations also play a role in the overall success of the portfolio. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the portfolio may invest, without limit, in U.S. securities, cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these cash instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.


PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

 o Currency Risk -- The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.


 o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

 o Foreign Investing and Emerging Markets Risks -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

 o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.


 o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP TECHNOLOGY PORTFOLIO



                                  MANAGER:      Equitable

                                  SUB-ADVISERS: Alliance Capital Management L.P.
                                                Dresdner RCM Global Investors LLC
                                                Firsthand Capital Management, Inc.

--------------------------------------------------------------------------------
Key Term

 o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Technology Sector.


--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the computer, electronic, hardware and components, communication, software, e-commerce and information service industries. The portfolio does not limit its investment to issuers with a specific market capitalization range. While the portfolio can invest in securities of U.S. and foreign companies, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


The sub-advisers select securities based upon fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

 o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

 o Technology Sector Risk -- The value of the portfolio's shares is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

 o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

 o Non-Diversification Risk -- As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.



 o Sector Concentration Risk -- Since the portfolio invests primarily in a particular sector, it could experience greater volatility than stock funds investing in a broader range of industries.


 o Small- and Mid-Capitalization Risk -- Many companies in the technology sector have relatively small market capitalization. Risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

 o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

 o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP HEALTH CARE PORTFOLIO

                                  MANAGER:      Equitable

                                  SUB-ADVISERS: A I M Capital Management, Inc.
                                                Dresdner RCM Global Investors LLC
                                                Wellington Management Company, LLP

--------------------------------------------------------------------------------
Key Term

 o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Health Care Sector.


--------------------------------------------------------------------------------

INVESTMENT GOAL

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies primarily engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences (collectively termed "health sciences"). While the portfolio can invest in securities of U.S. and foreign companies of any size, the majority of portfolio assets are expected to be invested in securities of U.S. companies.


The health sciences sector consists of four main areas: pharmaceutical, health care services companies, product and device providers and biotechnology firms. The portfolio's allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


The sub-advisers select securities through fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.

PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

 o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

 o Health Care Sector Risk -- The value of the portfolio's shares is particularly vulnerable to factors affecting the health care sector, such as substantial government regulation. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.

 o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

 o Non-Diversification Risk -- As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.



 o Sector Concentration Risk -- Since the portfolio invests primarily in a particular sector, it could experience greater volatility than stock funds investing in a broader range of industries.


 o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.


 o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

 o Small- and Mid-Capitalization Risk -- Many companies in the health care sector have relatively small market capitalization. Risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.


More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

AXA PREMIER VIP CORE BOND PORTFOLIO

                                 MANAGER:      Equitable


                                 SUB-ADVISERS: BlackRock Advisors, Inc.
                                               Pacific Investment Management
                                               Company LLC

--------------------------------------------------------------------------------
Key Term

 o TOTAL RETURN -- A way of measuring portfolio performance. Total return is based on a calculation that takes into account dividends, capital gain distributions and the increase or decrease in share price.


--------------------------------------------------------------------------------
INVESTMENT GOAL

To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. For purposes of this investment policy, a debt security is considered a "bond." The portfolio focuses on U.S. government and corporate debt securities and mortgage- and asset-backed securities. Debt securities represent an issuer's obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities.

The portfolio may also invest in high yield securities ("junk bonds") rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings Service or, if unrated, determined by the sub-adviser to be of comparable quality. The portfolio may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. The portfolio will normally hedge most of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to two or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers subject to the approval of the Trust's board of trustees.


The portfolio's sub-advisers evaluate several sectors of the bond market and individual securities within these sectors. The sub-advisers select bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, corporate bonds and bonds of foreign issuers. Securities are purchased for the portfolio when the sub-advisers determine that they have the potential for above-average total return.

The portfolio may purchase bonds of any maturity, but generally the portfolio's overall effective duration will be of an intermediate-term nature (similar to that of five- to seven-year U.S. Treasury notes) and have a comparable duration to that of the Lehman Brothers Aggregate Bond Index. Effective duration is a measure of the expected change in value from changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while bonds with a high (long) duration are more sensitive.

The portfolio's sub-advisers may, when consistent with the portfolio's investment objective, use derivative securities. Derivative securities include futures and options contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes, swaps (including long and short credit default swaps) and indexed securities. The portfolio will typically use derivatives as a substitute for taking a position in the underlying asset and/or in an attempt to reduce risk to the portfolio as a whole (hedge), but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The portfolio may also enter into interest rate transactions as a hedging technique. In these transactions, the portfolio exchanges its right to pay or receive interest with another party for their right to pay or receive interest.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective.


PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.


The principal risks presented by the portfolio are:

 o Credit/Default Risk -- The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. High yield securities may involve a substantial risk of default. For more information see "Credit Quality Risk" in "More About Investment Strategies and Risks."

 o Currency Risk -- The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.


 o Interest Rate Risk -- The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

 o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

 o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

 o Liquidity Risk -- The risk that exists when particular investments are difficult to purchase or sell. A portfolio's investment in illiquid securities may reduce the returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.


 o Mortgage-Backed and Asset-Backed Securities Risk -- The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility.


 o Derivatives Risk -- The portfolio's investments in derivatives may rise or fall more rapidly than other investments.

 o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."

PORTFOLIO FEES & EXPENSES


The following tables describe the fees and expenses that you may pay if you buy and hold shares of each portfolio.


SHAREHOLDER FEES
(fees paid directly from your investment)



ALL PORTFOLIOS
--------------------------------------------------------------------------------
                                                                         CLASS A
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                              NONE
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE IMPOSED ON REINVESTED DIVIDENDS                     NONE
--------------------------------------------------------------------------------
 MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC)                          NONE
--------------------------------------------------------------------------------
 EXCHANGE FEE                                                             NONE
--------------------------------------------------------------------------------

PORTFOLIO FEES & EXPENSES


ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from portfolio assets, as a percentage of average daily net assets)



------------------------------------------------------------------------------------------------------------------------------------
                               AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO         AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS A                                          CLASS A
------------------------------------------------------------------------------------------------------------------------------------
 MANAGEMENT FEE                                        0.90%                                            0.90%
------------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTION AND/OR SERVICE
 (12b-1) FEES (INCLUDING
 0.25% SERVICE FEE)                                    0.00%                                            0.00%
------------------------------------------------------------------------------------------------------------------------------------
 OTHER EXPENSES*                                       0.40%                                            0.40%
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                              1.30%                                            1.30%
------------------------------------------------------------------------------------------------------------------------------------
 WAIVED FEES**                                        (0.20%)                                          (0.20%)
------------------------------------------------------------------------------------------------------------------------------------
 NET OPERATING EXPENSES                                1.10%                                            1.10%
------------------------------------------------------------------------------------------------------------------------------------
                               AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO           AXA PREMIER VIP SMALL/MID CAP GROWTH PORFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS A                                          CLASS A
------------------------------------------------------------------------------------------------------------------------------------
 MANAGEMENT FEE                                        0.90%                                            1.10%
------------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTION AND/OR SERVICE
 (12b-1) FEES (INCLUDING
 0.25% SERVICE FEE)                                    0.00%                                            0.00%
------------------------------------------------------------------------------------------------------------------------------------
 OTHER EXPENSES*                                       0.40%                                            0.40%
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                              1.30%                                            1.50%
------------------------------------------------------------------------------------------------------------------------------------
 WAIVED FEES**                                        (0.20%)                                          (0.15%)
------------------------------------------------------------------------------------------------------------------------------------
 NET OPERATING EXPENSES                                1.10%                                            1.35%
------------------------------------------------------------------------------------------------------------------------------------
                               AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO          AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS A                                           CLASS A
------------------------------------------------------------------------------------------------------------------------------------
 MANAGEMENT FEE                                        1.10%                                             1.05%
------------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTION AND/OR SERVICE
 (12b-1) FEES (INCLUDING
 0.25% SERVICE FEE)                                    0.00%                                             0.00%
------------------------------------------------------------------------------------------------------------------------------------
 OTHER EXPENSES*                                       0.40%                                             0.52%
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                              1.50%                                             1.57%
------------------------------------------------------------------------------------------------------------------------------------
 WAIVED FEES**                                        (0.15%)                                           (0.02%)
------------------------------------------------------------------------------------------------------------------------------------
 NET OPERATING EXPENSES                                1.35%                                             1.55%
------------------------------------------------------------------------------------------------------------------------------------
                               AXA PREMIER VIP TECHNOLOGY PORTFOLIO                   AXA PREMIER VIP HEALTH CARE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS A                                           CLASS A
------------------------------------------------------------------------------------------------------------------------------------
 MANAGEMENT FEE                                        1.20%                                             1.20%
------------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTION AND/OR SERVICE
 (12b-1) FEES (INCLUDING
 0.25% SERVICE FEE)                                    0.00%                                             0.00%
------------------------------------------------------------------------------------------------------------------------------------
 OTHER EXPENSES*                                       0.40%                                             0.40%
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                              1.60%                                             1.60%
------------------------------------------------------------------------------------------------------------------------------------
 WAIVED FEES**                                        (0.00%)                                           (0.00%)
------------------------------------------------------------------------------------------------------------------------------------
 NET OPERATING EXPENSES                                1.60%                                             1.60%
------------------------------------------------------------------------------------------------------------------------------------




                               AXA PREMIER VIP CORE BOND PORTFOLIO
--------------------------------------------------------------------------------
                                                    CLASS A
--------------------------------------------------------------------------------
 MANAGEMENT FEE                                     0.60%
--------------------------------------------------------------------------------
 DISTRIBUTION AND/OR SERVICE
 (12b-1) FEES (INCLUDING 0.25%
 SERVICE FEE)                                       0.00%
--------------------------------------------------------------------------------
 OTHER EXPENSES*                                    0.38%
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                           0.98%
--------------------------------------------------------------------------------
 WAIVED FEES**                                     (0.28%)
--------------------------------------------------------------------------------
 NET OPERATING EXPENSES                             0.70%
--------------------------------------------------------------------------------




* Because the funds have no operating history prior to the date of this prospectus, "other expenses" are based on estimated amounts for the current fiscal period.
** Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each portfolio through April 30, 2003 ("Expense Reimbursement Agreement"). Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio's expense ratio and such reimbursements do not exceed the portfolio's expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any previously made payments and fee waivers made, the portfolio will be charged such lower expenses.

PORTFOLIO FEES & EXPENSES


EXAMPLE

This example is intended to help you compare the direct and indirect cost of investing in each portfolio with the cost of investing in other mutual funds.

The example assumes that:

 o You invest $10,000 in the portfolio for the time periods indicated;

 o Your investment has a 5% return each year; and

 o The portfolio's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions, your costs would be:





------------------------------------------------------------------------------------------------------------------------------------
               AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO               AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
               CLASS A                                                  CLASS A
------------------------------------------------------------------------------------------------------------------------------------
 1 YEAR        $  112                                                   $  112
------------------------------------------------------------------------------------------------------------------------------------
 3 YEARS       $  350                                                   $  350
------------------------------------------------------------------------------------------------------------------------------------


               AXA PREMIER VIP LARGE CAP  VALUE PORTFOLIO               AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
               CLASS A                                                  CLASS A
------------------------------------------------------------------------------------------------------------------------------------
 1 YEAR        $  112                                                   $  137
------------------------------------------------------------------------------------------------------------------------------------
 3 YEARS       $  350                                                   $  428
------------------------------------------------------------------------------------------------------------------------------------


               AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO            AXA PREMIER VIP INTERNATIONAL EQUITY  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
               CLASS A                                                  CLASS A
------------------------------------------------------------------------------------------------------------------------------------
 1 YEAR        $  137                                                   $  158
------------------------------------------------------------------------------------------------------------------------------------
 3 YEARS       $  428                                                   $  490
------------------------------------------------------------------------------------------------------------------------------------


               AXA PREMIER VIP TECHNOLOGY PORTFOLIO                    AXA PREMIER VIP HEALTH CARE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
               CLASS A                                                 CLASS A
------------------------------------------------------------------------------------------------------------------------------------
 1 YEAR        $  163                                                  $  163
------------------------------------------------------------------------------------------------------------------------------------
 3 YEARS       $  505                                                  $  505
------------------------------------------------------------------------------------------------------------------------------------


               AXA PREMIER VIP CORE BOND  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
               CLASS A
------------------------------------------------------------------------------------------------------------------------------------
 1 YEAR        $   72
------------------------------------------------------------------------------------------------------------------------------------
 3 YEARS       $  224
------------------------------------------------------------------------------------------------------------------------------------

MORE ABOUT INVESTMENT STRATEGIES & RISKS

--------------------------------------------------------------------------------
ADDITIONAL RISKS

The portfolios have principal investment strategies that come with inherent risks. Each portfolio's principal risks are described in its principal risks section. The following is a list of additional risks to which each portfolio may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated, each risk applies to all the portfolios.
--------------------------------------------------------------------------------

CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

DERIVATIVES RISK. A portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

FOREIGN INVESTING AND EMERGING MARKETS RISKS. The value of a portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

INFORMATION RISK. The risk that key information about a security is inaccurate or unavailable.


INTEREST RATE RISK. When interest rates decline, the value of a portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities.


LEVERAGE RISK. The risk associated with securities or practices (e.g. borrowing) that multiply small price movements into large changes in value.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. This may result in a loss or may be costly to a portfolio.


CREDIT QUALITY RISK. It is possible that the issuer of a security will not be able to make interest and principal payments when due. Lower rated bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer's creditworthiness. In addition, issuers of lower rated bonds may be more susceptible than other issuers to economic downturns. Lower rated bonds are especially subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the price of the bond. Only the Health Care Portfolio, Technology Portfolio and Core Bond Portfolio currently are permitted to invest more than 5% of their assets in lower rated bonds.


MARKET RISK. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.


MULTIPLE-SUB-ADVISER RISK. Each of the portfolios employ multiple sub-advisers. Each sub-adviser independently chooses and maintains a portfolio of securities for the portfolio and each is responsible for investing a specific allocated portion of the portfolio's assets. Because each sub-adviser will be managing its allocated portion of the portfolio independently from the other sub-adviser(s), the same security may be held in different portions of a portfolio, or may be acquired for one portion of a portfolio at a time when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other sub-adviser(s) believes continued exposure to the equity markets is appropriate for its allocated portion of the portfolio. Because each sub-adviser directs the trading for its own portion of the portfolio, and does not aggregate its transactions with those of the other sub-advisers, the portfolio may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire portfolio.


OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

POLITICAL RISK. The risk of losses directly attributable to government or political actions.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher portfolio expenses.

SPECIAL SITUATIONS RISK. The Large Cap Core Equity Portfolio and International Equity Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, reorganizations or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur, which could have a negative impact on the price of the issuer's securities and fail to produce the expected gains or produce a loss for the portfolio.


UNSEASONED COMPANIES RISK. The Small/Mid Cap Growth Portfolio, International Equity Portfolio, Technology Portfolio and Health Care Portfolio can invest in small unseasoned companies. These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.


VALUATION RISK. The risk that a portfolio has valued certain securities at a higher price than it can sell them for.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGIES

The following is a list of additional investment strategies. Unless otherwise indicated, each investment strategy applies to all the portfolios. For further information about investment strategies, see the portfolios' Statement of Additional Information ("SAI").
--------------------------------------------------------------------------------

DERIVATIVES. The portfolios can use "derivative" instruments to seek enhanced returns or to try to hedge investment risks, although it is not anticipated that they will do so to a significant degree. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of "derivatives."

FOREIGN INVESTING. The portfolios may invest in foreign securities, including depositary receipts of foreign based companies, including companies based in developing countries.


PORTFOLIO TURNOVER. The portfolios do not restrict the frequency of trading. The portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover). It is anticipated that the Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, Technology Portfolio, Health Care Portfolio, and Core Bond Portfolio may have high portfolio turnover.

MANAGEMENT TEAM

The Manager and the Sub-advisers

THE MANAGER


Equitable, 1290 Avenue of the Americas, New York, New York 10104, serves as the manager of each portfolio. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.


As manager, Equitable has a variety of responsibilities for the general management and administration of the Trust and the portfolios, including the selection of sub-advisers. Equitable plays an active role in monitoring each portfolio and sub-adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. Equitable also monitors each sub-adviser's portfolio management team to ensure that investment activities remain consistent with the portfolios' investment style and objectives.

Beyond performance analysis, Equitable monitors significant changes that may impact the sub-adviser's overall business. Equitable monitors continuity in the sub-adviser's operations and changes in investment personnel and senior management. Equitable also performs annual due diligence reviews with each sub-adviser.


In its capacity as manager, Equitable has access to detailed information concerning portfolio and sub-adviser performance and portfolio operations. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which portfolio performance is measured.

Equitable selects sub-advisers from a pool of candidates, including its affiliates, to manage the portfolios. Equitable may add to, dismiss or substitute for the sub-advisers responsible for managing a portfolio's assets subject to the approval of the Trust's board of trustees. Equitable also has discretion to allocate each portfolio's assets among the portfolio's sub-advisers. Equitable recommends sub-advisers for each portfolio to the board of trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the portfolios are not associated with any one portfolio manager, and benefit from specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and Equitable does not expect to recommend frequent changes of sub-advisers. Equitable has received an exemptive order from the SEC to permit it and the Trust's board of trustees to select and replace sub-advisers and to amend the sub-advisory agreements between Equitable and the sub-advisers without obtaining shareholder approval. Accordingly, Equitable is able, subject to the approval of the Trust's board of trustees, to appoint and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an Affiliated Adviser unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected portfolio's shareholders. Alliance Capital Management L.P. and AXA Rosenberg Investment Management LLC, two of the current sub-advisers, are affiliates of Equitable.

MANAGEMENT TEAM

THE SUB-ADVISERS


Each portfolio's investments are selected by two or more sub-advisers, which act independently of one another. The following table describes each portfolio's sub-advisers, portfolio manager(s) and each portfolio manager's business experience. Additional information about each sub-adviser is contained in the Appendix.


------------------------------------------------------------------------------------------------------------------------------------
                                  SUB-ADVISERS AND
PORTFOLIO                         PORTFOLIO MANAGER(S)              BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth  ALLIANCE CAPITAL MANAGEMENT L.P. Mr. Baird has been Vice President and a Portfolio Manager of
Portfolio                         1345 Avenue of the Americas      Alliance Capital Management L.P. ("Alliance Capital") since
                                  New York, NY 10105               1999. Mr. Baird joined Alliance Capital as an Assistant Vice
                                                                   President in 1994.
                                  Portfolio Manager
                                  William D. Baird

                                  DRESDNER RCM GLOBAL INVESTORS    Ms. Bersot has been a Managing Director and Senior Portfolio
                                  LLC                              Manager of Dresdner RCM Global Investors LLC ("Dresdner")
                                  Four Embarcadero Center          since she joined the firm in 1999. Prior to joining Dresdner,
                                  San Francisco, CA 94111          Ms. Bersot was a Senior Vice President at McMorgan & Co. from
                                                                   1990 to 1999.
                                  Portfolio Managers
                                  Mary M. Bersot
                                  Seth A. Reicher                  Mr. Reicher has been a Managing Director and Co-Chief
                                                                   Investment Officer of Dresdner since 2000 and has been a Senior
                                                                   Portfolio Manager since 1997. Mr. Reicher joined Dresdner as an
                                                                   Analyst in 1993. Prior to joining Dresdner, Mr. Reicher was an
                                                                   Analyst and then Portfolio Manager at Associated Capital and later Capitalcorp Asset Management from 1986 to 1992.

                                  TCW INVESTMENT MANAGEMENT        Mr. Bickerstaff has been a Managing Director of TCW Investment
                                  COMPANY                          Management Company ("TCW") since he joined the firm in 1998.
                                  865 South Figueroa Street        Prior to joining TCW, he was a Vice President and Senior
                                  Los Angeles, CA 90017            Portfolio Manager at Transamerica Investment Services from 1987 to 1998.
                                  Portfolio Managers
                                  Glen E. Bickerstaff              Mr. Beitner has been a Managing Director of TCW since he joined
                                  Brian M. Beitner                 the firm in 1998. Prior to joining TCW, he was a Senior Vice
                                  Leigh R. Crawford                President with Scudder Kemper Investments from 1990 to 1998.

                                                                   Mr. Crawford has been a Managing Director of TCW since 2001.
                                                                   He joined TCW in 1994 as an Analyst in TCW's Equities Research
                                                                   Department and was promoted to Senior Vice President in 1999.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM

                                   SUB-ADVISERS AND
 PORTFOLIO                         PORTFOLIO MANAGER(S)               BUSINESS EXPERIENCE
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core    ALLIANCE CAPITAL MANAGEMENT L.P.   The Portfolio Management Team consists of a core group of
 Equity Portfolio                  (BERNSTEIN INVESTMENT RESEARCH     senior investment and research professionals of the Bernstein
                                   AND MANAGEMENT UNIT)               Investment Research and Management unit ("Bernstein Unit") of
                                   1345 Avenue of the Americas        Alliance Capital Management L.P. ("Alliance Capital").
                                   New York, NY 10105
                                                                      Marilyn G. Fedak chairs the US Equity Investment Policy Group.
                                   Portfolio Management Team          Ms. Fedak has been the Chief Investment Officer -- U.S. Value
                                                                      Equities and an Executive Vice President at Alliance Capital
                                                                      since 2000. She was Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C.
                                                                      Bernstein & Co., Inc. ("Bernstein") from 1993 to 2000 when
                                                                      Bernstein became the Bernstein Unit of Alliance Capital.

                                   JANUS CAPITAL MANAGEMENT LLC       Mr. Pinto has been a Portfolio Manager with Janus Capital
                                   100 Fillmore Street                Management LLC or its predecessor since 1994. Prior to
                                   Denver, CO 80206                   joining Janus, Mr. Pinto analyzed telecommunications and
                                                                      financial services companies for a family investment firm.
                                   Portfolio Manager
                                   E. Marc Pinto

                                   THORNBURG INVESTMENT               Mr. Fries has been a Managing Director and Portfolio Manager
                                   MANAGEMENT, INC.                   of Thornburg Investment Management, Inc. ("Thornburg") since
                                   119 East Marcy Street              1995. Prior to joining Thornburg, he was with USAA as a
                                   Santa Fe, NM 87501                 Portfolio Manager and Analyst from 1975 to 1995.

                                   Portfolio Manager
                                   William V. Fries

 AXA Premier VIP Large Cap Value   ALLIANCE CAPITAL MANAGEMENT L.P.   Mr. Glatter has been a Senior Vice President and Portfolio
 Portfolio                         1345 Avenue of the Americas        Manager of Alliance Capital Management L.P. ("Alliance
                                   New York, NY 10105                 Capital") since 1999. Mr. Glatter joined Alliance Capital as an equity analyst and portfolio manager in 1993.
                                   Portfolio Manager
                                   Aryeh Glatter

                                   INSTITUTIONAL CAPITAL CORPORATION  Mr. Lyon has been President and Chief Investment Officer of
                                   225 West Wacker Drive              Institutional Capital Corporation ("ICAP") since 1992. He was
                                   Suite 2400                         an Analyst with ICAP from 1976 to 1981 and returned in 1988
                                   Chicago, IL 60606                  as Director of Research before leading a group in buying out the firm's founder.
                                   Portfolio Manager
                                   Robert H. Lyon

                                   MFS INVESTMENT MANAGEMENT          Mr. Gorham is a portfolio manager with MFS Investment
                                   500 Boylston Street                Management ("MFS") and has been employed in the investment
                                   Boston, MA 02116                   management area of MFS since 1992.


                                   Portfolio Managers                 Ms. Nurme has been the Director of Value Portfolio Management
                                   Steven R. Gorham                   of MFS since 1994. Ms. Nurme joined MFS as a Research Analyst
                                   Lisa B. Nurme                      in 1987.
-----------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM

------------------------------------------------------------------------------------------------------------------------------------
                                 SUB-ADVISERS AND
 PORTFOLIO                       PORTFOLIO MANAGER(S)              BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap   ALLIANCE CAPITAL MANAGEMENT L.P.  Mr. Aronow has been a Senior Vice President of Alliance Capital
 Growth Portfolio                1345 Avenue of the Americas       Management L.P. ("Alliance Capital") since 2000. Mr. Aronow
                                 New York, NY 10105                joined Alliance Capital as a Vice President and Portfolio Manager
                                                                   in 1999. Prior to joining Alliance Capital, he was responsible
                                 Portfolio Managers                for research and portfolio management of the small cap consumer
                                 Bruce K. Aronow                   sectors at INVESCO (NY) from 1997 to 1999. Mr. Aronow joined
                                 N. Kumar Kirpalani                Chancellor Capital Management, predecessor to INVESCO (NY),
                                 Samantha S. Lau                   as a small cap analyst in 1994.
                                 Mark A. Attalienti

                                                                   Mr. Kirpalani has been a Vice President and Portfolio Manager since he joined Alliance Capital in 1999. Prior to joining
                                                                   Alliance Capital, he was responsible for research and portfolio management of the small cap industrial, financial and energy sectors at INVESCO (NY) from 1997 to 1999. Mr. Kirpalani joined
                                                                   Chancellor Capital Management, predecessor to INVESCO (NY), as a small cap analyst in 1993.

                                                                   Ms. Lau has been a Vice President and Portfolio Manager since she joined Alliance Capital in 1999. Prior to joining Alliance
                                                                   Capital, she was responsible for covering small cap technology companies at INVESCO (NY) from 1997 to 1999. Ms. Lau joined
                                                                   Chancellor Capital Management as a small cap analyst in 1997 before it became INVESCO (NY). Prior to that, she was a
                                                                   healthcare securities analyst with Goldman Sachs from 1994 to
                                                                   1997.

                                                                   Mr. Attalienti has been a Vice President and Portfolio Manager since he joined Alliance Capital in 1999. Prior to joining
                                                                   Alliance Capital, he was responsible for covering the health care industry at Chase Asset Management from 1994 to 1999.

                                 MFS INVESTMENT MANAGEMENT         The portion of assets allocated to MFS Investment Management is
                                 500 Boylston Street               managed by a team of portfolio managers.
                                 Boston, MA 02116

                                 Portfolio Management Team

                                 RS INVESTMENT MANAGEMENT, LP      Mr. Seabern has been a Principal and Co-Portfolio Manager at RS
                                 388 Market Street                 Investment Management, LP ("RSIM") since 1999. He joined
                                 Suite 1700                        RSIM in 1993 as an Analyst. Prior to joining RSIM, he was an
                                 San Francisco, CA 94111           Analyst with Duncan-Hurst Capital Management from 1991 to
                                                                   1993.
                                 Portfolio Managers
                                 John H. Seabern
                                 John L. Wallace                   Mr. Wallace has been a Managing Director of RSIM since 1999.
                                                                   He joined RSIM in 1995 as a Portfolio Manager. Prior to joining
                                                                   RSIM, Mr. Wallace was a Vice President and Portfolio Manager at
                                                                   OppenheimerFunds, Inc. from 1986 to 1995.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM

------------------------------------------------------------------------------------------------------------------------------------
                                 SUB-ADVISERS AND
 PORTFOLIO                       PORTFOLIO MANAGER(S)         BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Small/Mid Cap   AXA ROSENBERG INVESTMENT    Investment decisions arise from AXA Rosenberg Investment
 Value Portfolio                 MANAGEMENT LLC              Management LLC's ("AXA Rosenberg") automatic expert system
                                 4 Orinda Way                processing which combines proprietary software programs and
                                 Building E                  comprehensive databases to replicate the decisions financial
                                 Orinda, CA 94563            experts might make in a perfect world. Therefore, AXA Rosenberg does not have Portfolio Managers as traditionally defined, but
                                 Portfolio Engineers         rather, the firm has Portfolio Engineers who research and monitor
                                 P. Douglas Burton           the portfolio's performance against the relevant benchmark and
                                 Syed A. Zamil               ensure compliance with the portfolio's objectives.

                                                             Mr. Burton has been a Portfolio Engineer of AXA Rosenberg since
                                                             1998. Prior to joining the firm, Mr. Burton was a Portfolio
                                                             Manager and an Analyst at Deseret Mutual Benefit
                                                             Administrators from 1988 to 1998.

                                                             Mr. Zamil has been a Portfolio Engineer of AXA Rosenberg since
                                                             2000. Prior to joining the firm, Mr. Zamil was a Managing
                                                             Director at Capital Management from 1997 to 2000. From 1993 to 1997, Mr. Zamil was a consultant and regional manager at
                                                             BARRA.

                                 THE BOSTON COMPANY ASSET    Mr. Higgins has been a Senior Vice President since 1996 and Vice
                                 MANAGEMENT, LLC             Chairman and Director of The Boston Company Asset
                                 One Boston Place            Management, LLC ("BCAM") since 2001. Mr. Higgins has served
                                 Boston, MA 02108            as a Portfolio Manager of BCAM since 1995. He joined BCAM as a research analyst in 1988.
                                 Portfolio Manager
                                 Peter I. Higgins

                                 TCW INVESTMENT MANAGEMENT   Mr. Galluccio has been a Managing Director of TCW Investment
                                 COMPANY                     Management Company ("TCW") since 1997. He joined TCW in
                                 865 South Figueroa Street   1982 as an Equity Analyst. Prior to joining TCW, Mr. Galluccio
                                 Los Angeles, CA 90017       was a Securities Analyst with Lehman Brothers Kuhn Loeb, Inc.
                                                             from 1981 to 1982.
                                 Portfolio Managers
                                 Nicholas F. Galluccio       Ms. Schottenfeld has been a Managing Director of TCW since
                                 Susan I. Schottenfeld       1998. She joined TCW in 1985 as a Special Situations Analyst.
                                                             Prior to joining TCW, Ms. Schottenfeld was a Research Liaison to equity sales with Wertheim Schroder and Co. from 1983 to 1985.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM

-----------------------------------------------------------------------------------------------------------------------------------
                                 SUB-ADVISERS AND
 PORTFOLIO                       PORTFOLIO MANAGER(S)                   BUSINESS EXPERIENCE
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International   ALLIANCE CAPITAL MANAGEMENT L.P.      The Portfolio Management Team consists of a core group of
 Equity Portfolio                (BERNSTEIN INVESTMENT RESEARCH        senior investment and research professionals of the
                                 AND MANAGEMENT UNIT)                  Bernstein Investment Research and Management unit
                                 1345 Avenue of the Americas           ("Bernstein Unit") of Alliance Capital Management L.P.
                                 New York, NY 10105                    ("Alliance Capital").

                                 Portfolio Management Team

                                 BANK OF IRELAND ASSET                 Andrew S. Adelson chairs the International Equity Investment
                                 MANAGEMENT (U.S.) LIMITED             Policy Group. Mr. Adelson has been Chief Investment Officer
                                 26 Fitzwilliam Place                  -- International Value Equities and an Executive Vice
                                 Dublin 2                              President at Alliance Capital since 2000. He was Chief
                                 Ireland                               Investment Officer of International Investment Management
                                                                       Services at Sanford C. Bernstein & Co., Inc. ("Bernstein")
                                 Portfolio Management Team Leader      from 1990 to 2000 when Bernstein became the Bernstein Unit
                                 Chris Reilly                          of Alliance Capital.

                                                                       Bank of Ireland Asset Management (U.S.) Limited's ("BIAM
                                                                       (U.S.)") management approach to its portion of the portfolio is built on a team concept. The team of seventeen asset
                                                                       managers is headed by Chris Reilly, Chief Investment Officer.
                                                                       Mr. Reilly joined BIAM (U.S.)'s Asset Management Team in 1980 and has had overall responsibility for asset management since
                                                                       1985.

                                 OPPENHEIMERFUNDS, INC.                Mr. Evans has been a Vice President of OppenheimerFunds,
                                 6803 South Tucson Way                 Inc. ("Oppenheimer") since October 1993 and of HarbourView
                                 Englewood, CO 80112                   Asset Management Corporation, a subsidiary of Oppenheimer
                                                                       Acquisition Corp., since July 1994. He joined Oppenheimer in
                                 Portfolio Manager                     1990.
                                 George Evans
-----------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM

------------------------------------------------------------------------------------------------------------------------------------
                              SUB-ADVISERS AND
 PORTFOLIO                    PORTFOLIO MANAGER(S)                BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology   ALLIANCE CAPITAL MANAGEMENT L.P.   Mr. Malone has been a Senior Vice President and Portfolio
 Portfolio                    1345 Avenue of the Americas        Manager of Alliance Capital since 1995. Mr. Malone joined
                              New York, NY 10105                 Alliance Capital as a Vice President, Research Analyst and
                                                                 Portfolio Manager in 1992.
                              Portfolio Manager
                              Gerald T. Malone

                              DRESDNER RCM GLOBAL INVESTORS      Mr. Chen has been a Managing Director, Senior Analyst and
                              LLC                                Portfolio Manager of Dresdner RCM Global Investors LLC
                              Four Embarcadero Center            ("Dresdner") since 1994. He joined Dresdner in 1984 as a
                              San Francisco, CA 94111            Securities Analyst.

                              Portfolio Managers                 Mr. Price has been a Managing Director, Senior Analyst and
                              Huachen Chen                       Portfolio Manager of Dresdner since 1978. He joined Dresdner
                              Walter C. Price                    in 1974 as a Senior Securities Analyst.

                              FIRSTHAND CAPITAL MANAGEMENT,      Mr. Landis has been the Chief Investment Officer of Firsthand
                              INC.                               Capital Management, Inc. since 1994.
                              125 South Market
                              Suite 1200
                              San Jose, CA 95113

                              Portfolio Manager
                              Kevin M. Landis
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM

------------------------------------------------------------------------------------------------------------------------------------
                                SUB-ADVISERS AND
 PORTFOLIO                     PORTFOLIO MANAGER(S)              BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care   A I M CAPITAL MANAGEMENT, INC.   Mr. Izuel has been a Portfolio Manager with A I M Capital
 Portfolio                     11 Greenway Plaza                Management, Inc. ("AIM") since 1999. Mr. Izuel joined
                               Suite 100                        Chancellor LGT Asset Management, Inc. ("LGT") in 1997 as an
                               Houston, TX 77046                equity analyst before it was acquired by AIM in 1998. Mr. Izuel was a full time student at the University of Michigan from 1995
                               Portfolio Managers               to 1997.
                               Derek S. Izuel
                               Roger J. Mortimer                Mr. Mortimer has been a Portfolio Manager with AIM since 1998
                               Ron S. Sloan                     when AIM acquired LGT. Mr. Mortimer had been a Portfolio
                               Mike Yellen                      Manager at LGT since 1997. Prior to joining LGT, Mr. Mortimer was an assistant Portfolio Manager at Global Strategy Financial from 1994 to 1997.

                                                                Mr. Sloan has been a Portfolio Manager with AIM since 2000. He has been associated with AIM since 1998. Prior to joining AIM,
                                                                Mr. Sloan was President of Verissimo Research and Management
                                                                from 1993 to 1998.

                                                                Mr. Yellen has been a Senior Portfolio Manager with AIM since
                                                                1998 when AIM acquired LGT. Mr. Yellen joined LGT in 1994 as a research analyst and was promoted to Portfolio Manager in 1996.

                               DRESDNER RCM GLOBAL INVESTORS    Dr. Dauchot has been a Manager of Dresdner RCM Global
                               LLC                              Investors LLC ("Dresdner") since 1999. He joined Dresdner in
                               Four Embarcadero Center          1999 as an Analyst. Prior to joining Dresdner, Dr. Dauchot was a
                               San Francisco, CA 94111          Junior Analyst at Banc Boston Robertson from 1996 to 1998.

                               Portfolio Manager
                               Michael Dauchot

                               WELLINGTON MANAGEMENT            Ms. Gallo has been a Vice President of Wellington Management
                               COMPANY, LLP                     Company, LLP ("Wellington") since 1998. Ms. Gallo joined
                               75 State Street                  Wellington as a Global Industry Analyst in 1998. Prior to joining
                               Boston, MA 02109                 Wellington, she was a Health Care Analyst with BT Alex Brown from 1995 to 1998.
                               Portfolio Managers
                               Ann C. Gallo                     Ms. Hynes has been a Senior Vice President of Wellington since
                               Jean M. Hynes                    2001. Ms Hynes joined Wellington as a research assistant in
                               Kirk J. Mayer                    1991.
                               Joseph H. Schwartz
                                                                Mr. Mayer has been a Vice President of Wellington since 2001.
                                                                Mr. Mayer joined Wellington as a Global Industry Analyst in 1998.
                                                                Prior to joining Wellington, he attended the University of
                                                                Pennsylvania's Wharton School of Finance where he obtained his
                                                                MBA from 1996 to 1998, and he was an Operations Manager
                                                                with Lockheed Martin Corporation from 1994 to 1996.

                                                                Mr. Schwartz has been a Senior Vice President of Wellington since
                                                                1995. Mr. Schwartz joined Wellington as a Global Industry
                                                                Analyst in 1983.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT TEAM

------------------------------------------------------------------------------------------------------------------------------------
                              SUB-ADVISERS AND
 PORTFOLIO                   PORTFOLIO MANAGER(S)             BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond   BLACKROCK ADVISORS, INC.        Mr. Amero has been a Managing Director and Portfolio Manager
 Portfolio                   100 Bellevue Parkway            of BlackRock Advisors, Inc. ("BAI") since 1990. Prior to joining
                             Wilmington, DE 19809            BAI, he was a Vice President in Fixed Income Research at The
                                                             First Boston Corporation from 1985 to 1990.
                             Portfolio Managers
                             Scott M. Amero                  Mr. Anderson has been a Managing Director and Chief
                             Keith T. Anderson               Investment Officer, Fixed Income of BAI since founding the firm
                             Rajiv Sobti                     in 1988. Prior to founding BAI, Mr. Anderson was a Vice President in Fixed Income Research at The First Boston Corporation from
                                                             1987 to 1988.

                                                             Dr. Sobti has been a Managing Director and Portfolio Manager of
                                                             BAI since 1998. Prior to joining BAI, he was a Managing Director and head of Quantitative Research at Donaldson Lufkin &
                                                             Jenrette from 1986 to 1998.

                             PACIFIC INVESTMENT MANAGEMENT   The Portfolio Management Team develops and implements
                             COMPANY LLC                     investment strategy for the portfolio.
                             840 Newport Center Drive
                             Suite 300                       William H. Gross heads the Portfolio Management Team.
                             Newport Beach, CA 92660         Mr. Gross is a Managing Director and the Chief Investment Officer of
                                                             Pacific Investment Management Company LLC ("PIMCO") and
                             Portfolio Management Team       has been associated with the firm for over 30 years. Mr. Gross was a founder of PIMCO.
------------------------------------------------------------------------------------------------------------------------------------


MANAGEMENT FEES

Each portfolio pays a fee to Equitable for management services. The Large Cap Core Equity Portfolio, Large Cap Growth Portfolio and Large Cap Value Portfolio each pay a management fee at an annual rate of 0.90% of the average net assets of the portfolio. The Small/Mid Cap Growth Portfolio and Small/Mid Cap Value Portfolio each pay a management fee at an annual rate of 1.10% of the average net assets of the portfolio. The International Equity Portfolio pays a management fee at an annual rate of 1.05% of the average net assets of the portfolio. The Technology Portfolio and Health Care Portfolio each pay a management fee at an annual rate of 1.20% of the average net assets of the portfolio. The Core Bond Portfolio pays a management fee at an annual rate of 0.60% of the average net assets of the portfolio.


The sub-advisers are paid by Equitable. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by Equitable, without shareholder approval. For certain administrative services, in addition to the management fee, each portfolio pays Equitable a fee at an annual rate of 0.15% of the portfolio's total average net assets plus $35,000 per portfolio and an additional $35,000 per portion of the portfolio allocated to a separate sub-adviser.



EXPENSE LIMITATION AGREEMENT


In the interest of limiting until April 30, 2003 the expenses of each portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the portfolios ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940), are limited to 1.10% for the Large Cap Growth Portfolio, the Large Cap Core Equity Portfolio and the Large Cap Value Portfolio, 1.35% for the Small/Mid Cap Growth Portfolio and the Small/Mid Cap Value Portfolio, 1.55% for the International Equity Portfolio, 1.60% for the Technology Portfolio and the Health Care Portfolio, and 0.70% for the Core Bond Portfolio.

MANAGEMENT TEAM

Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio's expense ratio and such reimbursements do not exceed the portfolio's expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped all eligible previous payments made, the portfolio will be charged such lower expenses.

PORTFOLIO SERVICES

BUYING AND SELLING SHARES

Each portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. These portfolios are not designed for professional market-timers, see the section entitled "Purchase Restrictions on Market-Timers."


The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.





RESTRICTIONS ON BUYING AND SELLING SHARES


PURCHASE RESTRICTIONS

The portfolios reserve the right to suspend or change the terms of purchasing or selling shares.


PURCHASE RESTRICTIONS ON MARKET-TIMERS AND ACTIVE TRADERS

Each portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the portfolio's other shareholders or would disrupt the management of the portfolio.


You should note that the Trust is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Trust's portfolios. These kinds of strategies and transfer activities are disruptive to the Trust's portfolios. If we determine that your transfer patterns among the Trust's portfolios are disruptive to the Trust's portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

We currently consider transfers into and out of (or vice versa) a portfolio within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently give additional individualized notice, to owners who have engaged in such activity, of our intention to restrict such services. However, we may not continue to give such individualized notice. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.



SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of any portfolio described in this Prospectus.



------------------------------------------------------------------------------------------------------------------------------------
 RESTRICTION                                                              SITUATION
------------------------------------------------------------------------------------------------------------------------------------
 The portfolio may suspend the right of redemption or postpone            o  When the New York Stock Exchange is closed (other
 payment for more than 7 days:                                               than a weekend/holiday).
                                                                          o  During an emergency.
                                                                          o  Any other period permitted by the SEC.
------------------------------------------------------------------------------------------------------------------------------------
 A portfolio may pay the redemption price in whole or part by a           o  When it is detrimental for a portfolio to make
 distribution in kind of readily marketable securities in lieu of cash       cash payments as determined in the sole discretion
 or may take up to 7 days to pay a redemption request in order to            of Equitable.
 raise capital:

------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO SERVICES

HOW PORTFOLIO SHARES ARE PRICED

"Net asset value" is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

                   TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
NET ASSET VALUE =  ----------------------------------------------------------------------
                                      NUMBER OF OUTSTANDING SHARES


The net asset value of portfolio shares is determined according to this schedule:

 o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

 o The price you pay for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.

 o A portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.


Generally, portfolio securities are valued as follows:

 o Equity securities -- most recent sales price or if there is no sale, latest available bid price.

 o Debt securities (other than short-term obligations) -- based upon pricing service valuations.

 o Short-term obligations -- amortized cost (which approximates market value).


 o Securities traded on foreign exchanges -- most recent sales or bid price on the foreign exchange or market, unless an occurrence after the close of that market or exchange will materially affect its value. In that case, fair value as determined by or under the direction of the board of trustees at the close of regular trading on the Exchange.


 o Options -- last sales price or, if not available, previous day's sales price. However, if the bid price is higher or the asked price is lower than the previous day's last sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

 o Futures -- last sales price or, if there is no sale, latest available bid price.


 o Other Securities -- other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Trust's board of trustees.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for each applicable portfolio when Equitable deems that the particular event or circumstance would materially affect such portfolio's net asset value.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's board of trustees believes accurately reflects fair value. This policy is intended to assure that each portfolio's net asset value fairly reflects security values as of the time of pricing.

PORTFOLIO SERVICES

DIVIDENDS AND OTHER DISTRIBUTIONS

The portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. The Core Bond Portfolio normally pays dividends of net investment income monthly, and its gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the portfolios.


TAX CONSEQUENCES


Each portfolio is treated as a separate entity, and intends to qualify to be treated as a regulated investment company, for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level. They pass through their income and gains to their shareholders by paying dividends. A portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and each portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio in question. Also, any portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

It is important for each portfolio to maintain its regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If a portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Manager and as the administrator for the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.


Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a portfolio's shareholders of profits earned from selling securities in that portfolio. Capital gain distributions are usually paid once a year.

CORE INVESTING -- An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DIVERSIFICATION -- The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

DURATION -- A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed as an annual rate.

MARKET CAPITALIZATION -- Market price of a company's shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

NET ASSET VALUE (NAV) -- The market value of one share of a portfolio on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a portfolio's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities.

VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

APPENDIX

MORE INFORMATION ABOUT SUB-ADVISERS

This Appendix provides additional information about, including past performance information of, the sub-advisers Equitable has initially selected to advise each portfolio.


            -----------------------------------------------------

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO. Alliance Capital Management L.P. ("Alliance Capital"), Dresdner RCM Global Investors LLC ("Dresdner") and TCW Investment Management Company ("TCW") serve as sub-advisers to AXA Premier VIP Large Cap Growth Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2001, Dresdner had approximately $40.4 billion in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of December 31, 2001, TCW had approximately $87.6 billion in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.


AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO. Alliance Capital, through its Bernstein Investment Research and Management ("Bernstein") unit, Janus Capital Management LLC ("Janus") and Thornburg Investment Management, Inc. ("Thornburg") serve as sub-advisers to AXA Premier VIP Large Cap Core Equity Portfolio.

Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Janus is a majority owned subsidiary of Stilwell Financial, Inc., a publicly traded company whose subsidiaries are engaged in financial services. As of December 31, 2001, Janus had approximately $182.5 billion in assets under management. The principal office of Janus is located at 100 Fillmore Street, Denver, Colorado 80206.

Thornburg is an employee owned investment management firm. H. Garrett Thornburg, Jr. is the controlling shareholder of Thornburg. As of December 31, 2001, Thornburg had approximately $4.88 billion in assets under management. The principal office of Thornburg is located at 119 East Marcy Street, Santa Fe, New Mexico 87501-2046.



AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO. Alliance Capital, Institutional Capital Corporation ("ICAP") and MFS Investment Management ("MFS") serve as sub-advisers to AXA Premier VIP Large Cap Value Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

ICAP is an employee owned money management firm. Robert H. Lyon is the controlling shareholder of ICAP. As of December 31, 2001, ICAP had approximately $13.8 billion in assets under management. The principal office of ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international financial services organization. As of December 31, 2001, MFS had approximately $137 billion in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.


AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO. Alliance Capital, MFS and RS Investment Management, LP ("RSIM") serve as sub-advisers to AXA Premier VIP Small/Mid Cap Growth Portfolio.


                                   Appendix-1

APPENDIX


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international financial services organization. As of December 31, 2001, MFS had approximately $137 billion in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

RSIM is a wholly owned subsidiary of RS Investment Management Co. LLC ("RSIM Co."). G. Randall Hecht owns the largest membership interest in RSIM Co. As of December 31, 2001, RSIM Co. had approximately $7.1 billion in assets under management. The principal office of RSIM is located at 388 Market Street, Suite 1700, San Francisco, California 94111.



AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO. AXA Rosenberg Investment Management LLC ("AXA Rosenberg"), The Boston Company Asset Management, LLC ("BCAM") and TCW serve as sub-advisers to AXA Premier VIP Small/Mid Cap Value Portfolio.


AXA Rosenberg is a wholly owned subsidiary of AXA Rosenberg Group LLC ("AXA Rosenberg Group"). AXA Investment Managers S. A., a French societe anonyme and investment arm of AXA, a French insurance holding company that includes Equitable among its subsidiaries, holds a majority interest in AXA Rosenberg Group. As of December 31, 2001, AXA Rosenberg Group had approximately $10.3 billion in assets under management. The principal office of AXA Rosenberg is located at 4 Orinda Way, Building E, Orinda, California 94563.

BCAM is an indirect wholly owned subsidiary of Mellon Financial Corporation, a publicly traded global financial services company. As of December 31, 2001, BCAM had approximately $24.1 billion in assets under management. The principal office of BCAM is located at One Boston Place, Boston, Massachusetts 02108.

TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of December 31, 2001, TCW had approximately $87.6 billion in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.



AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO. Alliance Capital, through its Bernstein unit, Bank of Ireland Asset Management (U.S.) Limited ("BIAM (U.S.)") and OppenheimerFunds, Inc. ("Oppenheimer") serve as sub-advisers to AXA Premier VIP International Equity Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

BIAM (U.S.) is a wholly owned subsidiary of Bank of Ireland Group, a publicly traded financial services provider located in Ireland. As of December 31, 2001, BIAM (U.S.) had approximately $24.9 million in assets under management. The principal North American office of BIAM (U.S.) is located at 75 Holly Lane, Greenwich, Connecticut 06830.

Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a mutual insurance company providing global financial services. As of December 31, 2001, Oppenheimer and its subsidiaries had approximately $120 billion in assets under management. The principal office of Oppenheimer is located at 6803 South Tucson Way, Englewood, Colorado 80112.



AXA PREMIER VIP TECHNOLOGY PORTFOLIO. Alliance Capital, Dresdner and Firsthand Capital Management, Inc. ("Firsthand") serve as sub-advisers to AXA Premier VIP Technology Portfolio.


Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $455 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2001, Dresdner had approximately $40.4 billion in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.



                                   Appendix-2

APPENDIX


Kevin M. Landis is the controlling shareholder of Firsthand. As of December 31, 2001, Firsthand had approximately $2.17 billion in assets under management. The principal office of Firsthand is located at 125 South Market, Suite 1200, San Jose, California 95113.



AXA PREMIER VIP HEALTH CARE PORTFOLIO. A I M Capital Management, Inc. ("AIM"), Dresdner and Wellington Management Company, LLP ("Wellington") serve as sub-advisers to AXA Premier VIP Health Care Portfolio.


AIM is a wholly owned subsidiary of AIM Advisors, Inc. AIM Advisors, Inc. is a wholly owned subsidiary of AIM Management Group Inc. ("AIM Management"). AIM Management merged with INVESCO in 1997 to form AMVESCAP PLC, one of the world's largest investment services companies. As of December 31, 2001, AIM Management had approximately $158 billion in assets under management. The principal office of AIM is located at 11 Greenway Plaza, Houston, Texas 77046.

Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2001, Dresdner had approximately $40.4 billion in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

Wellington is an employee owned limited liability partnership whose sole business is investment management. Wellington is owned by 68 partners, all active employees of the firm; the managing partners of Wellington are Duncan M. McFarland, Laurie A. Gabriel and John R. Ryan. As of December 31, 2001, Wellington had approximately $311.4 billion in assets under management. The principal office of Wellington is located at 75 State Street, Boston, Massachusetts 02109.



AXA PREMIER VIP CORE BOND PORTFOLIO. BlackRock Advisors, Inc. ("BAI") and Pacific Investment Management Company LLC ("PIMCO") serve as sub-advisers to AXA Premier VIP Core Bond Portfolio.


BAI is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a majority owned indirect subsidiary of The PNC Financial Services Group, Inc., a publicly traded diversified financial services company. As of December 31, 2001, BAI had approximately $239 billion in assets under management. The principal office of BAI is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). Allianz AG, a European-based, multi-national insurance and financial services holding company, is the indirect majority owner of PIMCO Advisors. Pacific Life Insurance Company holds an indirect minority interest in PIMCO Advisors. As of December 31, 2001, PIMCO had approximately $241.3 billion in assets under management. The principal office of PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.


            -----------------------------------------------------

SUB-ADVISERS' PAST PERFORMANCE


For each sub-adviser, this Appendix presents past performance information for all accounts, unless otherwise noted, it manages with substantially similar investment objectives, policies and strategies as the portion of the Trust portfolio that the sub-adviser will manage. Where a sub-adviser has been managing a registered investment company (mutual fund) with substantially similar investment objectives, policies and strategies ("Comparable Fund") to those of the portion of the Trust portfolio that the sub-adviser will manage, the Comparable Fund's average total return is presented below in accordance with SEC mutual fund performance rules. Where a sub-adviser manages only advisory accounts or manages advisory accounts and sub-advises mutual funds in a manner that is substantially similar to the way in which it will manage a portion of the Trust portfolio's assets, this Appendix presents the composite performance of all those accounts, excluding any Comparable Fund performance ("Account Composite Performance"). Comparable Funds and Account Composities with less than a twelve month since inception track record are not included.


Equitable requires the sub-advisers to present to Equitable the performance of all substantially similar managed accounts and mutual funds to help ensure that the sub-adviser is showing the performance of all its managed accounts and mutual funds, not just its best performing accounts. Equitable requests that the sub-adviser make certain representations concerning the appropriate presentation and calculation of Account Composite Performance.


Except as otherwise indicated, the Account Composite Performance is supplied by each sub-adviser to Equitable as a gross of fee basis and adjusted by Equitable only to deduct the anticipated Class A fees and expenses (assuming no expense caps or fee waivers) of the Trust portfolio the sub-adviser is expected to advise. Actual fees will vary depending on, among other things, the applicable fee schedule and portfolio size. The fee schedule for each portfolio is included in the Trust prospectus. Also included are performance figures for the benchmark



                                   Appendix-3

APPENDIX


indices of the Trust portfolios. When a sub-adviser's management of a portion of a Trust portfolio more closely resembles an index other than the portfolio's benchmark index and is tied to that other index or its benchmark, the performance of such index is also shown.


The performance information shown below does not reflect any insurance or separate account fees and expenses, which are imposed under the Contracts. If it did, the results shown would be lower.


THE PAST PERFORMANCE OF THE SUB-ADVISERS IN MANAGING COMPARABLE FUNDS AND ADVISORY ACCOUNTS IS NO GUARANTEE OF FUTURE RESULTS IN MANAGING A TRUST PORTFOLIO. PLEASE NOTE THE FOLLOWING CAUTIONARY GUIDELINES IN REVIEWING THIS
APPENDIX:


 o PERFORMANCE FIGURES ARE NOT THE PERFORMANCE OF THE TRUST PORTFOLIOS. The performance shown below for the sub-advisers is not the performance of any Trust portfolio and is not an indication of how the portfolio would have performed in the past or will perform in the future. The portfolios' performances in the future will be different from the sub-advisers' performances in advising the Comparable Funds and substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the portfolios and advisory accounts, different fees, expenses, performance calculation methods, portfolio size and composition. In particular, Account Composite Performance is not necessarily an indication of how any Trust portfolio will perform, as those accounts may not be subject to investment limitations, diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, can have a negative impact on the portfolio's performance.


 o THE TRUST PORTFOLIOS HAVE MORE THAN ONE SUB-ADVISER. Each sub-adviser manages only a portion of a portfolio's assets. As a result, the future performance of each sub-adviser will affect the performance of a Trust portfolio only with respect to the percentage of the portfolio's assets that it advises. Furthermore, the proportion of portfolio assets Equitable initially allocates to each sub-adviser may change over time since (a) Equitable can change the percentage of a portfolio's assets allocated to a sub-adviser at any time, and (b) the assets under management by any sub-adviser will increase or decrease depending upon the performance and market value of those sub-advised assets. Initially, Equitable expects to allocate a portfolio's assets approximately equally to each of its sub-advisers. You should consider Equitable's discretion to change the asset allocation among sub-advisers and the portfolios' ability to change sub-advisers and alter the number of sub-advisers when reviewing the Comparable Fund and the Account Composite Performance.


 o EQUITABLE CAN REPLACE A SUB-ADVISER, SUBJECT TO APPROVAL BY THE TRUST'S BOARD OF TRUSTEES, WITHOUT SHAREHOLDER APPROVAL. The structure of the Trust portfolios permits Equitable, as the portfolios' investment manager, to retain and replace sub-advisers (subject to approval by the board of trustees) without a shareholder vote. This arrangement gives Equitable more flexibility in responding to changing performance and other factors that Equitable determines may affect a sub-adviser's ability to advise the portfolio. It can also result in more frequent changes in sub-advisers than is experienced by portfolios whose shareholders must approve a sub-adviser change. More frequent changes in sub-advisers may increase portfolio turnover and portfolio expenses.


 o SUB-ADVISER AND BENCHMARK PERFORMANCE ARE AVERAGES FOR THE PERIODS SHOWN. The information below shows average annual total rate of returns for the periods indicated but does not reflect the volatility that may occur within a given period. As discussed in the prospectus, many of the portfolios are in market sectors that experienced significant performance fluctuations within the periods presented.



                                   Appendix-4

APPENDIX



------------------------------------------------------------------------------------------------------------------------------------
                                                      1 YEAR       3 YEARS    5 YEARS    10 YEARS      SINCE      SINCE
                                                      ENDED         ENDED      ENDED      ENDED     INCEPTION   INCEPTION  INCEPTION
 AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO         12/31/01     12/31/01    12/31/01    12/31/01     (FUND)   (COMPOSITE)   DATE
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P.
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Disciplined Growth Composite(1)       (21.29%)      (6.69%)      9.49%      11.93%       N/A         N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index (Portfolio Benchmark)    (20.42%)      (6.32%)      8.27%      10.79%       N/A         N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
 DRESDNER RCM GLOBAL INVESTORS LLC
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Large Cap Select Equity Composite     (23.85%)      (1.80%)     13.15%      13.10%       N/A         N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index (Portfolio Benchmark)    (20.42%)      (6.32%)      8.27%      10.79%       N/A         N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
 TCW INVESTMENT MANAGEMENT COMPANY
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- TCW Galileo Select Equities Fund
 (Class I shares)(2)                                (19.23%)       2.68%      12.88%      13.48%       N/A         N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- TCW Concentrated Core Equities
 Supplemental                                       (20.19%)       2.09%      13.16%      13.73%       N/A         N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index (Portfolio Benchmark)    (20.42%)      (6.32%)      8.27%      10.79%       N/A         N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                    1 YEAR    3 YEARS    5 YEARS   10 YEARS      SINCE        SINCE
                                                     ENDED     ENDED      ENDED      ENDED     INCEPTION    INCEPTION   INCEPTION
 AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO   12/31/01  12/31/01   12/31/01   12/31/01     (FUND)    (COMPOSITE)      DATE
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P.
 (BERNSTEIN UNIT)
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Diversified Value (Optimized vs.
 S&P 500)(3)                                        1.11%     3.72%     10.93%     13.66%       N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                       (11.88%)   (1.03%)    10.70%     12.93%       N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
 JANUS CAPITAL MANAGEMENT LLC
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Janus Large Cap Growth Composite
 (Sep. Acc Only)                                  (25.33%)   (2.43%)    11.22%     12.44%       N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
 Composite--Janus Large Cap Growth Composite
 (Sub-Advised Mutual Fund Only)(4)                (25.80%)   (2.83%)     9.28%      9.68%       N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index                        (20.42%)   (6.32%)     8.27%     10.79%       N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                       (11.88%)   (1.03%)    10.70%     12.93%       N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
 THORNBURG INVESTMENT MANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Thornburg Value Fund (Class C shares)(5)  (8.86%)    8.63%     15.56%      N/A        17.91%         N/A        10/02/95
------------------------------------------------------------------------------------------------------------------------------------
 Standard and Poor's 500 Index (Portfolio
 Benchmark)                                       (11.88%)   (1.03%)    10.70%      N/A        13.23%         N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------


----------

(1) The Disciplined Growth Composite includes only accounts with more than $10 million in assets.


(2) TCW Galileo Select Equities Fund is a non-diversified fund.


(3) The Diversified Value Composite includes only accounts with more than $10 million in assets.


(4) Performance reported after deduction: (i) of sub-advised mutual fund fees and all applicable expenses of sub-advised mutual funds included in the Account Composite, and (ii) the anticipated AXA Premier VIP Large Cap Core Equity Portfolio's Class A fees and expenses.


(5) Thornburg also has Thornburg Large Cap Composite. Thornburg Large Cap Composite is not shown in the chart above because it consists primarily of the Thornburg Value Fund (shown above). The performance of the Thornburg Large Cap Composite for the periods shown above (the one year, three years and five years ended December 31, 2001 and the period since its inception on October 2, 1995 through December 31, 2001 is (8.26%), 9.70%, 16.85% and
    20.21%, respectively.



                                   Appendix-5

APPENDIX



------------------------------------------------------------------------------------------------------------------------------------
                                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS      SINCE        SINCE
                                                     ENDED       ENDED      ENDED     ENDED     INCEPTION   INCEPTION     INCEPTION
 AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO         12/31/01    12/31/01   12/31/01  12/31/01     (FUND)    (COMPOSITE)      DATE
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Alliance Growth and Income Fund (Class B
 shares)                                           (2.53%)      6.60%     13.26%     13.07%       N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Disciplined Value Composite(6)       (3.03%)      6.65%     13.63%      N/A         N/A        18.31%       12/31/94
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Value Index (Portfolio Benchmark)    (5.59%)      2.74%     11.13%     14.16%       N/A        16.16%          N/A
------------------------------------------------------------------------------------------------------------------------------------
 INSTITUTIONAL CAPITAL CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- ICAP Select Equity Portfolio(7)           (1.59%)     11.07%        N/A      N/A        12.12%        N/A        12/31/97
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Value Index (Portfolio Benchmark)    (5.59%)      2.74%        N/A      N/A         5.82%        N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 MFS INVESTMENT MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- MFS Value Fund (Class B shares)           (8.44%)      7.72%        N/A      N/A        10.84%        N/A        11/04/97
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- MFS Large Cap Value Equity
 Composite                                         (7.42%)      8.86%     14.52%     13.96%       N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Value Index (Portfolio Benchmark)    (5.59%)      2.74%     11.13%     14.16%       7.42%(8)     N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                     1 YEAR      3 YEARS    5 YEARS   10 YEARS      SINCE       SINCE
                                                      ENDED        ENDED      ENDED     ENDED     INCEPTION   INCEPTION    INCEPTION
 AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO     12/31/01    12/31/01   12/31/01   12/31/01     (FUND)    (COMPOSITE)      DATE
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Alliance Quasar Fund (Class B shares)(9)   (14.31%)       N/A        N/A        N/A        N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Small Cap Growth Composite(10)        (11.64%)     10.32%      9.38%     13.92%       N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2000 Growth Index                           (9.23%)      0.25%      2.87%      7.19%       N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2500 Growth Index (Portfolio Benchmark)    (10.83%)      5.17%      6.60%      9.49%       N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 MFS INVESTMENT MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- MFS Mid Cap Fund (Class B shares)(11)      (20.55%)     14.59%     14.75%       N/A      14.99%         N/A        12/01/93
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- MFS Mid Cap Growth Equity
 Composite                                          (22.29%)     13.74%     16.93%       N/A        N/A      17.83%         10/01/94
------------------------------------------------------------------------------------------------------------------------------------
 Russell Mid Cap Growth Index                       (20.15%)      2.16%      9.02%       N/A      11.82%     12.77%            N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2500 Growth Index (Portfolio Benchmark)    (10.83%)      5.17%      6.60%       N/A      10.12%     10.76%            N/A
------------------------------------------------------------------------------------------------------------------------------------
 RS INVESTMENT MANAGEMENT, LP
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Diversified Growth Fund(12)                  1.88%      23.05%     22.90%       N/A      25.89%         N/A        08/01/96
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2000 Growth Index                           (9.23%)      0.25%      2.87%       N/A       5.02%         N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2500 Growth Index (Portfolio Benchmark)    (10.83%)      5.17%      6.60%       N/A      (8.61%)        N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------


----------

(6) The Disciplined Value Composite includes only accounts with more than $10 million in assets.


(7)  ICAP Select Equity Portfolio is a non-diversified fund.


(8) Since the Russell 1000 Value Index does not provide mid-month performance, the reporting period is as of the beginning of the month period closest to the inception date of the Comparable Fund.


(9) Fund performance prior to January 1, 2000 is not presented because the sub-adviser believes that prior to that date the Alliance Quasar Fund was not managed with substantially similar strategies to the portion of the AXA Premier VIP Small/Mid Cap Growth Portfolio it will manage.

(10) The Small Cap Growth Composite includes only accounts with more than $10 million in assets.

(11) MFS Mid Cap Fund is a non-diversified fund.


(12) RSIM also has Diversified Growth Composite. The Diversified Growth Composite is not shown in the chart because it consists primarily of the Diversified Growth Fund (shown above). The performance of the Diversified Growth Composite for the period shown above (the one year, three years and five years ended December 31, 2001 and the period since its inception on August 1, 1996 through December 31, 2001) is 2.11%, 22.19%, 22.73% and
     26.16%, respectively.



                                   Appendix-6

APPENDIX



------------------------------------------------------------------------------------------------------------------------------------
                                                  1 YEAR     3 YEARS    5 YEARS   10 YEARS      SINCE        SINCE
                                                   ENDED      ENDED      ENDED     ENDED     INCEPTION    INCEPTION     INCEPTION
 AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO    12/31/01   12/31/01   12/31/01   12/31/01     (FUND)    (COMPOSITE)      DATE
------------------------------------------------------------------------------------------------------------------------------------
 AXA ROSENBERG INVESTMENT MANAGEMENT LLC
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Mid/Small Cap Value Composite        8.19%        N/A        N/A       N/A         N/A      14.55%        05/01/00
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2500 Value Index (Portfolio Benchmark)    9.74%        N/A        N/A       N/A         N/A      15.24%            N/A
------------------------------------------------------------------------------------------------------------------------------------
 THE BOSTON COMPANY ASSET MANAGEMENT, LLC
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Premier Value Equity Composite(13)  19.73%     24.87%     19.31%    22.17%         N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell Midcap Value Index                        2.34%      6.81%     11.46%    14.41%         N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2500 Value Index (Portfolio Benchmark)    9.74%     10.39%     11.92%    15.14%         N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 TCW INVESTMENT MANAGEMENT COMPANY
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- TCW Galileo Value Opportunities Fund
 (Class I shares)(14)                             33.66%     32.21%     22.10%       N/A      23.25%          N/A       11/01/96
------------------------------------------------------------------------------------------------------------------------------------
 Russell Midcap Value Index                        2.34%      6.81%     11.46%       N/A      12.29%          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Russell 2500 Value Index (Portfolio Benchmark)    9.74%     10.39%     11.92%       N/A      13.24%          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                    1 YEAR     3 YEARS     5 YEARS   10 YEARS      SINCE        SINCE
                                                     ENDED      ENDED       ENDED      ENDED     INCEPTION    INCEPTION    INCEPTION
 AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO    12/31/01   12/31/01    12/31/01   12/31/01     (FUND)    (COMPOSITE)      DATE
------------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P. (BERNSTEIN UNIT)
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- International Value (MSCI EAFE Cap
 Weighted, Unhedged Index)                         (14.71%)    (2.19%)     0.48%        N/A         N/A      2.73%          07/01/94
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital International EAFE Index
 (Portfolio Benchmark)                             (21.44%)    (5.05%)     0.89%        N/A         N/A      2.99%            N/A
------------------------------------------------------------------------------------------------------------------------------------
 BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED
 Composite -- International Equity Composite       (20.37%)    (1.46%)     2.92%       9.55%        N/A       N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital International EAFE Index
 (Portfolio Benchmark)                             (21.44%)    (5.05%)     0.89%       4.46%        N/A       N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMERFUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Oppenheimer International Growth Fund
 (Class B shares)                                  (27.76%)     1.82%      6.62%        N/A        8.97%      N/A           03/25/96
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital International EAFE Index
 (Portfolio Benchmark)                             (21.44%)    (5.05%)     0.89%        N/A        1.72%      N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------


----------
(13) The Premier Value Equity Composite includes only accounts with $5 million or more in assets.

(14) TCW Galileo Value Opportunities Fund is a non-diversified fund.


                                   Appendix-7

APPENDIX



-----------------------------------------------------------------------------------------------------------------------------------
                                               1 YEAR       3 YEARS    5 YEARS   10 YEARS        SINCE         SINCE
                                                ENDED         ENDED      ENDED     ENDED       INCEPTION     INCEPTION     INCEPTION
 AXA PREMIER VIP TECHNOLOGY PORTFOLIO         12/31/01     12/31/01   12/31/01   12/31/01        (FUND)      (COMPOSITE)      DATE
-----------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CAPITAL MANAGEMENT L.P.
-----------------------------------------------------------------------------------------------------------------------------------
 Fund -- Alliance Technology Fund
 (Class C shares)                               26.43%        2.09%      9.56%     N/A          18.36%           N/A       05/03/93
-----------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Technology Index (Portfolio
 Benchmark)                                    (29.67%)      (6.41%)    11.78%     N/A          18.37%(15)       N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------
 DRESDNER RCM GLOBAL INVESTORS LLC
-----------------------------------------------------------------------------------------------------------------------------------
 Fund -- Dresdner RCM Global Technology Fund
 (Class N shares)(16)                          (39.55%)      13.41%     24.33%     N/A          24.62%           N/A       12/27/95
-----------------------------------------------------------------------------------------------------------------------------------
 Composite -- Dresdner RCM Global Technology
 Composite                                     (37.93%)         N/A        N/A     N/A            N/A         (16.81%)     12/01/99
-----------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Technology Index (Portfolio
 Benchmark)                                    (29.67%)      (6.41%)    11.78%     N/A          15.77%(17)    (24.69%)       N/A
-----------------------------------------------------------------------------------------------------------------------------------
 FIRSTHAND CAPITAL MANAGEMENT, INC.
-----------------------------------------------------------------------------------------------------------------------------------
 Fund -- Technology Leaders Fund(18)           (44.27%)       2.17%        N/A     N/A          91.35%           N/A       12/10/97
-----------------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Technology Index (Portfolio
 Benchmark)                                    (29.67%)      (6.41%)       N/A     N/A           7.42%(19)       N/A         N/A
-----------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                1 YEAR     3 YEARS    5 YEARS    10 YEARS      SINCE        SINCE
                                                ENDED       ENDED      ENDED      ENDED     INCEPTION    INCEPTION     INCEPTION
 AXA PREMIER VIP HEALTH CARE PORTFOLIO        12/31/01    12/31/01   12/31/01    12/31/01     (FUND)    (COMPOSITE)      DATE
------------------------------------------------------------------------------------------------------------------------------------
 A I M CAPITAL MANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- AIM Global Healthcare Fund
 (Class B shares)                              4.16%     18.29%     15.94%        N/A      18.10%          N/A       04/01/93
------------------------------------------------------------------------------------------------------------------------------------
 JP Morgan H&Q HealthCare Index (Portfolio
 Benchmark)                                   (6.05%)    14.60%     17.08%     N/A         17.65%          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 DRESDNER RCM GLOBAL INVESTORS LLC
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- Dresdner RCM Global Health Care Fund
 (Class N shares)(20)                        (13.80%)    24.37%     25.72%        N/A      25.72%          N/A       12/31/96
------------------------------------------------------------------------------------------------------------------------------------
 JP Morgan H&Q HealthCare Index (Portfolio
 Benchmark)                                   (6.05%)    14.60%     17.08%        N/A      17.08%          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 WELLINGTON MANAGEMENT COMPANY, LLP
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Diversified Health Care Total
 Composite                                     1.21%        N/A        N/A        N/A         N/A      27.68%        05/31/00
------------------------------------------------------------------------------------------------------------------------------------
 JP Morgan H&Q HealthCare Index (Portfolio
 Benchmark)                                   (6.05%)       N/A        N/A        N/A         N/A      12.69%           N/A
------------------------------------------------------------------------------------------------------------------------------------


----------

(15) Since the Russell 1000 Technology Index does not provide mid-month performance, the reporting period is as of the beginning of the month period closest to the inception date of the Comparable Fund.


(16) Dresdner RCM Global Technology Fund is a non-diversified fund. Class N shares were first issued on 1/30/99. Performance for periods prior to that date are for Class I.


(17) Since the Russell 1000 Technology Index does not provide mid-month performance, the reporting period is as of the end of the month period closest to the inception date of the Comparable Fund.

(18) Technology Leaders Fund is a non-diversified fund.

(19) Since the Russell 1000 Technology Index does not provide mid-month performance, the reporting period is as of the end of the month period closest to the inception date of the Comparable Fund.

(20) Dresdner RCM Global Health Care Fund is a non-diversified fund.



                                   Appendix-8

APPENDIX



------------------------------------------------------------------------------------------------------------------------------------
                                                  1 YEAR    3 YEARS    5 YEARS  10 YEARS       SINCE        SINCE
                                                   ENDED      ENDED      ENDED     ENDED      INCEPTION    INCEPTION     INCEPTION
 AXA PREMIER VIP CORE BOND PORTFOLIO             12/31/01   12/31/01   12/31/01  12/31/01      (FUND)    (COMPOSITE)        DATE
------------------------------------------------------------------------------------------------------------------------------------
 BLACKROCK ADVISORS, INC.
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- BlackRock Core Bond Total Return Fund
 (Class B shares)                                 7.12%      5.22%      6.03%       N/A         6.35%         N/A         12/09/92
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- BlackRock Core Bond Composite       8.01%      5.88%      6.98%      6.85%         N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index (Portfolio
 Benchmark)                                       8.44%      6.28%      7.43%      7.23%        7.21%         N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- PIMCO Total Return Fund (Class B shares) 8.17%      5.67%      6.85%      6.98%(21)     N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Fund -- PIMCO Total Return III (Adminstrative
 Class shares)                                    9.60%      5.95%      7.55%      7.72%         N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Composite -- Total Return Full Authority
------------------------------------------------------------------------------------------------------------------------------------
 Supplementary Composite                          8.67%      6.13%      7.43%      7.68%         N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index (Portfolio
 Benchmark)                                       8.44%      6.28%      7.43%      7.23%         N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------


----------

(21) Performance return provided for Class C shares (the Class with the highest expense ratio for this period).



THE BENCHMARKS

The performance of Comparable Funds and/or Account Composites (collectively "Accounts") of each of the sub-advisers as shown on the preceding pages compares each Account's performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.


RUSSELL 3000 INDEX

Composed of 3,000 large U.S. securities, as determined by total market capitalization. This index is capitalization weighted and represents approximately 98% of the investable U.S. equity market.


RUSSELL 1000 GROWTH INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.


RUSSELL 1000 VALUE INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.


STANDARD & POOR'S 500 INDEX

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.







RUSSELL 1000 INDEX

Contains 1,000 of the largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.




                                   Appendix-9

APPENDIX

RUSSELL MIDCAP GROWTH INDEX


Contains those Russell MidCap securities (the smallest 800 securities in the Russell 1000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe. These stocks are also members of the Russell 1000 Growth Index.


RUSSELL MIDCAP VALUE INDEX

Contains those Russell MidCap securities (the smallest 800 securities in the Russell 1000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe. These stocks are also members of the Russell 1000 Value Index.


RUSSELL 2000 INDEX

Contains 2,000 of the smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.


RUSSELL 2000 GROWTH INDEX

Contains those Russell 2000 securities (all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 2500 GROWTH INDEX

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 2500 VALUE INDEX

Contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Growth universe.

RUSSELL 1000 TECHNOLOGY INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed technology companies by the Russell sector classification scheme. This sector includes securities in the following industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers. The index is market value weighted.

JPMORGAN H&Q HEALTHCARE INDEX

Contains a market capitalization weighted sampling of approximately 125 securities deemed to be healthcare-related by the JPMorgan H&Q research department. Stocks representing Biotech, Life Sciences, Pharmaceutical, Medical Products, and HealthCare Service providers are all included. Stocks with market capitalization greater than $15 billion are scaled back by the research department to represent less of the index than would otherwise be reflected by their market capitalization.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

Contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the EAFE index. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader EAFE index. EAFE index assumes dividends reinvested net of withholding taxes and do not reflect any fees and expenses.

LEHMAN BROTHERS AGGREGATE BOND INDEX

The Lehman Brothers Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody's, have a fixed coupon rate, and be dollar denominated.


                                  Appendix-10

If you would like more information about the portfolios, the following document is available free upon request.

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


              TO ORDER A FREE COPY OF A PORTFOLIO'S SAI, CONTACT
               YOUR FINANCIAL PROFESSIONAL, OR THE PORTFOLIOS AT:

                             AXA PREMIER VIP TRUST
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                            TELEPHONE: 866-231-8585


Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.


Information about the portfolios (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC's Internet site at:

                              HTTP://WWW.SEC.GOV.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following E-mail address:
                   publicinfo@sec.gov or by writing the SEC's
                           Public Reference Section,
                          Washington, D.C. 20549-0102.

                             AXA PREMIER VIP TRUST

AXA Premier VIP Large Cap Growth Portfolio           AXA Premier VIP International Equity Portfolio
AXA Premier VIP Large Cap Core Equity Portfolio      AXA Premier VIP Technology Portfolio
AXA Premier VIP Large Cap Value Portfolio            AXA Premier VIP Health Care Portfolio
AXA Premier VIP Small/Mid Cap Growth Portfolio       AXA Premier VIP Core Bond Portfolio
AXA Premier VIP Small/Mid Cap Value Portfolio







                  (Investment Company Act File No. 811-10509)











                    (Copyright)  2001 AXA Premier VIP Trust

                             AXA PREMIER VIP TRUST
                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 2002



                  AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
                AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
                   AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
                AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
                 AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
                AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
                     AXA PREMIER VIP TECHNOLOGY PORTFOLIO
                     AXA PREMIER VIP HEALTH CARE PORTFOLIO
                      AXA PREMIER VIP CORE BOND PORTFOLIO


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for the Trust dated May 1, 2002, which may be obtained without charge by calling Equitable toll free at 1-866-231-8585 or writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.


                               TABLE OF CONTENTS


DESCRIPTION OF THE TRUST................................................... 2


THE PORTFOLIOS............................................................. 2



ADDITIONAL INVESTMENT STRATEGIES AND RISKS................................. 6



MANAGEMENT OF THE TRUST................................................... 27



INVESTMENT MANAGEMENT AND OTHER SERVICES.................................. 31


BROKERAGE ALLOCATION AND OTHER STRATEGIES................................. 37


PURCHASE AND PRICING OF SHARES............................................ 39


TAXATION.................................................................. 41


PORTFOLIO PERFORMANCE..................................................... 44


OTHER INFORMATION......................................................... 45



FINANCIAL STATEMENTS......................................................F-1

DESCRIPTION OF THE TRUST

AXA Premier VIP Trust (the "Trust") is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust was organized as a Delaware business trust on October 2, 2001. (See "Other Information").

The Trust currently offers shares on behalf of each of the following portfolios: AXA Premier VIP Large Cap Growth Portfolio ("Large Cap Growth Portfolio"), AXA Premier VIP Large Cap Core Equity Portfolio ("Large Cap Core Equity Portfolio"), AXA Premier VIP Large Cap Value Portfolio ("Large Cap Value Portfolio"), AXA Premier VIP Small/Mid Cap Growth Portfolio ("Small/Mid Cap Growth Portfolio"), AXA Premier VIP Small/Mid Cap Value Portfolio ("Small/Mid Cap Value Portfolio"), AXA Premier VIP International Equity Portfolio ("International Equity Portfolio"), AXA Premier VIP Technology Portfolio ("Technology Portfolio"), AXA Premier VIP Health Care Portfolio ("Health Care Portfolio"), and AXA Premier VIP Core Bond Portfolio ("Core Bond Portfolio") (collectively, the "Portfolios").

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts ("Contracts") issued or to be issued by The Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"), Equitable of Colorado, Inc. or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans.


The Trust does not currently foresee any disadvantage to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with one another or to tax-qualified retirement plans. However, it is theoretically possible that the interests of owners of various contracts participating in the Trust through separate accounts or of the plan participants might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts or a retirement plan might withdraw their investments in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. The Trust's Board of Trustees will monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and tax-qualified retirement plans and will take whatever remedial action may be necessary.


THE PORTFOLIOS


LARGE CAP GROWTH PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are considered to be companies with market capitalization in excess of $5 billion at the time of investment; however, the capitalization of companies considered to be large cap may change over time. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of large foreign companies.


LARGE CAP CORE EQUITY PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization companies. Large capitalization companies are considered to be companies with market capitalization in excess of $5 billion at the time of investment; however, the capitalization of companies considered to be large cap may change over time. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of large foreign companies.

LARGE CAP VALUE PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization companies. Large capitalization companies are considered to be companies with market capitalization in excess of $5 billion at the time of investment;

however, the capitalization of companies considered to be large cap may change over time. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of large foreign companies.

SMALL/MID CAP GROWTH PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small- and mid-capitalization companies. Small/mid capitalization companies are considered to be companies with market capitalization between $100 million and $7 billion at the time of investment; however, the capitalization of companies considered to be small/mid-cap may change over time. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of foreign companies, including those issued by issuers in developing countries.

SMALL/MID CAP VALUE PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small- and mid-capitalization companies. Small/mid capitalization companies are considered to be companies with market capitalization between $100 million and $7 billion at the time of investment; however, the capitalization of companies considered to be small/mid-cap may change over time. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade corporate bonds and U.S. government bonds. The portfolio may invest up to 20% of its assets in equity securities, including depositary receipts, of foreign companies, including those issued by issuers in developing countries.


INTERNATIONAL EQUITY PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its total assets in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.). The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities such as investment grade bonds of U.S. and foreign issuers. The portfolio may also invest up to 35% of its assets in securities of U.S. companies.


TECHNOLOGY PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the computer, electronic, hardware and components, communication, software, e-commerce and information service industries. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, including securities designed to replicate an index, industry or sector of the economy and debt securities, including investment grade and lower rated corporate bonds. It is anticipated that the portfolio will normally invest a majority of its assets in securities of U.S. issuers but the portfolio may invest up to 50% of its assets in equity securities, including depositary receipts, of foreign companies, including those issued by issuers in developing countries.


HEALTH CARE PORTFOLIO. The portfolio's objective is long-term growth of capital. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies primarily engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences. The portfolio may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as debt securities, including securities designed to replicate an index, industry or sector of the economy and investment grade and lower rated corporate bonds. It is anticipated that the portfolio will normally invest a majority of its assets in securities of U.S. issuers but the portfolio may invest up to 50% of its assets in equity securities, including depositary receipts, of foreign companies, including those issued by issuers in developing countries.

CORE BOND PORTFOLIO. The portfolio's objective is to seek a balance of a high current income and capital appreciation consistent with a prudent level of risk. Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities. The portfolio may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The portfolio will normally hedge most of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") or, if unrated, determined by the sub-adviser to be of similar quality. The portfolio may invest in corporate bonds, including mortgage- and asset-backed securities, derivative securities, Eurodollar and Yankee dollar obligations, Brady bonds, forward commitments, when issued and delayed delivery securities, U.S. government bonds (including those backed by mortgages and related repurchase agreements) and zero coupon bonds.


FUNDAMENTAL RESTRICTIONS

Each portfolio has adopted certain investment restrictions that are fundamental and may not be changed without approval by a "majority" vote of the portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such portfolio. Set forth below are each of the fundamental restrictions adopted by each of the Portfolios.

     Each portfolio, except the Technology Portfolio and the Health Care Portfolio, will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the portfolio's total assets would be invested in securities of that issuer or the portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     Each Portfolio will not:

     (2) purchase any security if, as a result of that purchase, 25% or more of the portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and except that the Technology Portfolio, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the technology industries (e.g., computers, electronics (including hardware and components), communications, e-commerce and information service industries), and the Health Care Portfolio, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the health care industries (e.g., pharmaceutical, medical products and supplies, technology, medical research and development and heath care service industries).

     (3) issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of 331/3% of the portfolio's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that each portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a "when-issued," delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

     (4) make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that each portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but each portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions apply to each portfolio, but are not fundamental. They may be changed for any portfolio by the Board of Trustees of the Trust and without a vote of that portfolio's shareholders.

     Each portfolio will not:

     (1) invest more than 15% of its net assets in illiquid securities.

     (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that each portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) engage in short sales of securities or maintain a short position, except that each portfolio may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (4) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and the rules and orders thereunder and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

Large Cap Growth Portfolio, Large Cap Core Equity Portfolio, Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, Technology Portfolio, Health Care Portfolio and Core Bond Portfolio each have a policy regarding how 80% of its assets will be invested, and none of these portfolios may change their respective policy without giving sixty (60) days' written notice to its shareholders.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

In addition to the portfolio's principal investment strategies discussed in the Prospectus, each portfolio may engage in other types of investment strategies as further described in the descriptions below. Each portfolio may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the portfolio's own investment restrictions. Portfolios that anticipate committing 5% or more of their net assets to a particular type of investment strategy or instrument are specifically referred to in the descriptions below of such investment strategy or instrument.

ASSET-BACKED SECURITIES. (Core Bond Portfolio) Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

BONDS. (All Portfolios) Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a portfolio's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

BRADY BONDS. (International Equity Portfolio and Core Bond Portfolio) Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. Each portfolio can invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the sub-adviser to that portfolio.


CONVERTIBLE SECURITIES. (Large Cap Core Equity Portfolio, Small/Mid Cap Growth Portfolio, International Equity Portfolio and Health Care Portfolio) A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.


A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

CREDIT AND LIQUIDITY ENHANCEMENTS. A portfolio may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the portfolio to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a portfolio and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a portfolio to use them when the portfolio wishes to do so.

CREDIT RATINGS. Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of bonds, including municipal bonds, and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in the Appendix to this Statement of Additional Information ("SAI"). The process by which Moody's and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating. Subsequent to a bond's purchase by a portfolio, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the portfolio. The Portfolios may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

In addition to ratings assigned to individual bond issues, the applicable sub-adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

NON-INVESTMENT GRADE BONDS. (Technology Portfolio, Health Care Portfolio and Core Bond Portfolio) Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, comparably rated by another rating agency or, if unrated, determined by the applicable sub-adviser to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities. Bonds rated D by S&P are in payment default or such rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Bonds rated C by Moody's are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing. References to rated bonds in the Prospectus or this SAI include bonds that are not rated by a rating agency but that the applicable sub-adviser determines to be of comparable quality.

Non-investment grade bonds (commonly known as "junk bonds" and sometimes referred to as "high yield, high risk bonds") are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or, if unrated, determined by a portfolio's sub-adviser to be of comparable quality. A portfolio's investments in non-investment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve greater risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.

The market for non-investment grade bonds, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. This has been reflected in recent volatility in emerging market securities. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, those higher yields did not reflect the value of the income stream that holders of such securities expected. Rather, they reflected the risk that holders of such securities could lose a substantial portion of their value due to financial restructurings or defaults by the issuers. There can be no assurance that those declines will not recur.

The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit a portfolio's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade bonds, especially in a thinly traded market.

DEPOSITARY RECEIPTS. (All Portfolios except Core Bond Portfolio) Depositary receipts exist for many foreign securities and are securities representing ownership interests in securities of foreign companies (an "underlying issuer") and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated depositary receipts typically issued by a U.S. financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the U.S. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Although there may be more reliable information available regarding issuers of certain ADRs that are issued under so-called "sponsored" programs and ADRs do not involve foreign currency risks, ADRs and other depositary receipts are subject to the risks of other investments in foreign securities, as described directly above.

Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. For purposes of a portfolio's investment policies, the portfolio's investment in depositary receipts will be deemed to be investments in the underlying securities except as noted.


DOLLAR ROLLS. (Core Bond Portfolio and Health Care Portfolio) In a dollar roll, a portfolio sells mortgage-backed or other securities for delivery on the next regular settlement date for those securities and, simultaneously, contracts to purchase substantially similar securities for delivery on a later settlement date. Dollar rolls also are subject to a portfolio's fundamental limitation on borrowings.


Dollar roll transactions involve the risk that the market value of the securities a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a portfolio sells securities becomes insolvent, the portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.


EQUITY SECURITIES. (All Portfolios) Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.


Preferred stock has certain fixed income features, like a bond, but actually it is an equity security that is senior to a company's common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a portfolio may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.


EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. (All Portfolios) Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.


Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes and the expropriation or nationalization of foreign issuers.

EVENT-LINKED BONDS. Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-fund losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the portfolio to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities or Non-Publicly Traded Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a portfolio will only invest in catastrophe bonds that meet the credit quality requirements for the portfolio.

FLOATERS AND INVERSE FLOATERS. (Core Bond Portfolio) Floaters and Inverse Floaters are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities."


FOREIGN CURRENCY TRANSACTIONS. (All Portfolios) A portfolio may purchase securities denominated in foreign currencies including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio's assets and income. In addition, although a portion of a portfolio's investment income may be received or realized in such currencies, the portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a portfolio's income has been earned and computed in U.S. dollars but before conversion and payment, the portfolio could be required to liquidate portfolio securities to make such distributions.


Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the U.S. or abroad. Certain portfolios may also invest in the following types of foreign currency transactions:


     FORWARD FOREIGN CURRENCY TRANSACTIONS. (All Portfolios) A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.


A portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A portfolio's use of such contracts will include, but not be limited to, the following situations.

First, when the portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a portfolio's sub-adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the portfolio's portfolio securities denominated in or exposed to such foreign currency. Alternatively, where appropriate, the portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in or exposed to such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the portfolio.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the sub-adviser to the portfolio believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the portfolio will be served.

A portfolio may enter into forward contracts for any other purpose consistent with the portfolio's investment objective and program. However, the portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the portfolio's holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the portfolio may net offsetting positions.

At the maturity of a forward contract, a portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract. If a portfolio retains the portfolio security and engages in an offsetting transaction, the portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Although each portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.


     FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES. (All Portfolios) The portfolios may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies. Each portfolio, if permitted in the Prospectus, may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The portfolios will write options on foreign currency or on foreign currency futures contracts only if they are "covered." A put on a foreign currency or on a foreign currency futures contract written by a portfolio will be considered "covered" if, so long as the portfolio is obligated as the writer of the put, it segregates with the portfolio's custodian cash, U.S. Government securities or other liquid high-grade debt securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by the portfolio will be considered "covered" only if the portfolio owns short-term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a portfolio, sold by a portfolio but not yet delivered or anticipated to be purchased by a portfolio. As an illustration, a portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.


     OVER THE COUNTER OPTIONS ON FOREIGN CURRENCY TRANSACTIONS. (All Portfolios) The portfolios may engage in over-the-counter options on foreign currency transactions. The portfolios may engage in over-the-counter options on foreign currency transactions only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The portfolios may only enter into forward contracts on currencies in the over-the-counter market. The sub-advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.


Hedging transactions involve costs and may result in losses. The portfolios may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A portfolio will engage in over-the-counter options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the sub-adviser's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the portfolios own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

FOREIGN SECURITIES. (All Portfolios) The portfolios may also invest in other types of foreign securities or engage in the certain types of transactions related to foreign securities, such as Brady Bonds, Depositary Receipts, Eurodollar and Yankee Dollar Obligations and Foreign Currency Transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement," which can result in losses to a portfolio.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global portfolios are usually somewhat higher than those of typical domestic stock portfolios.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See "Emerging Market Securities" below for additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below.

     EMERGING MARKET SECURITIES. (All Portfolios) Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the portfolio can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries), and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.


Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

If such an event occurs, a portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.


     EASTERN EUROPEAN AND RUSSIAN SECURITIES. (All Portfolios) The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 50 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that a portfolio's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the U.S. and other more developed markets. Ownership of equity securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record shares and companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. For example, although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices could cause a delay in the sale of Russian securities by a portfolio if the company deems a purchaser unsuitable, which may expose a portfolio to potential loss on its investment.

In light of the risks described above, the Board of Trustees of the Trust has approved certain procedures concerning a portfolio's investments in Russian securities. Among these procedures is a requirement that a portfolio will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with a portfolio's custodian containing certain protective conditions, including, among other things, the custodian's right to conduct regular share confirmations on behalf of a portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a portfolio would otherwise make.


     PACIFIC BASIN REGION. (All Portfolios) Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the U.S. and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries and (v) ethnic, religious and racial disaffection.


The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China and the European Community. The enactment by the U.S. or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a portfolio. Similarly, volume and liquidity in the bond markets in Asia are less than in the U.S. and, at times, price volatility can be greater than in the U.S. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a portfolio's assets denominated in those currencies.

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. (Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio and Health Care Portfolio) Forward commitments, including "TBA" (to be announced), when-issued and delayed delivery transactions arise when securities are purchased by a portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the portfolio is required to designate the segregation of such assets either on its records or with the Trust's custodian and to maintain in that account cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the portfolio's forward commitments, when-issued or delayed delivery commitments.


Each portfolio may make contracts to purchase forward commitments if it holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the portfolio's other assets. Where such purchases are made through dealers, a portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a portfolio of an advantageous yield or price.

A portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the portfolio may close out its position prior to the settlement date by entering into a matching sales transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes and each portfolio intends to adhere to the policies of the SEC, purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a portfolio's payment obligation).

HEALTH CARE SECTOR RISK. (Health Care Portfolio) The value of the Health Care Portfolio's shares is particularly vulnerable to factors affecting the health care sector. The Health care sector generally is subject to substantial government regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care sector and therefore could affect the performance of the portfolio. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

HYBRID INSTRUMENTS. (International Equity Portfolio) Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a United States dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the portfolio.


ILLIQUID SECURITIES OR NON-PUBLICLY TRADED SECURITIES. (All Portfolios) The inability of a portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a portfolio which are eligible for resale pursuant to Rule 144A will be monitored by each portfolio's sub-adviser on an ongoing basis, subject to the oversight of the adviser. In the event that such a security is deemed to be no longer liquid, a portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.


Rule 144A Securities will be considered illiquid and therefore subject to a portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security;
(ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


INVESTMENT COMPANY SECURITIES. (Large Cap Growth Portfolio, Small/Mid Cap Growth Portfolio and Health Care Portfolio) Investment company securities are securities of other open-end or closed-end investment companies. Except for so-called fund-of-funds, the 1940 Act generally prohibits a portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the portfolio's total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits a portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.


     EXCHANGE TRADED FUNDS ("ETFS"). These are a type of investment company security bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile, and ETFs have management fees which increase their costs.

LOAN PARTICIPATIONS AND ASSIGNMENTS. Investments in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders") may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the portfolio's having a contractual relationship only with the Lender, not with the borrower. A portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a portfolio generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the portfolio may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A portfolio will acquire Participations only if its sub-adviser determines that the selling Lender is creditworthy.

When a portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the portfolio is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the portfolio. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Assignments and Participations are generally not registered under the Securities Act of 1933, as amended ("Securities Act"), and thus may be subject to a portfolio's limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

MORTGAGE-BACKED OR MORTGAGE-RELATED SECURITIES. (Core Bond Portfolio) A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain portfolios may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a portfolio that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the portfolio may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a portfolio may not be liable to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a portfolio to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The portfolio may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the portfolio's ability to buy or sell those securities at any particular time.

MORTGAGE DOLLAR ROLLS. (Core Bond Portfolio) The portfolio may enter into mortgage dollar rolls in which the portfolio sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the portfolio compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the sub-adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. All cash proceeds will be invested in instruments that are permissible investments for the portfolio. The portfolio will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

MUNICIPAL SECURITIES. (Core Bond Portfolio) Municipal securities ("municipals") are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain private activity bonds are also considered municipal bonds if their interest is exempt from federal income tax. Private activity bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Private activity bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.


OPTIONS AND FUTURES TRANSACTIONS. (Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio and Health Care Portfolio) Each portfolio may use a variety of financial instruments that derive their value from the value of one or more underlying assets, reference rates or indices ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts and swap transactions. The portfolio may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the portfolio's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the portfolio are described below.


The portfolio might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If the portfoliois incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the portfolio may have lower net income and a net loss on the investment.

     OPTIONS ON SECURITIES AND FOREIGN CURRENCIES. (Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio and Health Care Portfolio) A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option, at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term, at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

     OPTIONS ON SECURITIES INDICES. (Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio and Health Care Portfolio) A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

     SECURITIES INDEX FUTURES CONTRACTS. (Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio and Health Care Portfolio) A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

     INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS. (Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio and Health Care Portfolio) Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     OPTIONS ON FUTURES CONTRACTS. (Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio and Health Care Portfolio) Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

     FORWARD CURRENCY CONTRACTS. (Small/Mid Cap Growth Portfolio, International Equity Portfolio, Core Bond Portfolio and Health Care Portfolio) A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.


PASSIVE FOREIGN INVESTMENT COMPANIES. The Portfolios may purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds also may be PFICs.

The Portfolios are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and, consequently, each portfolio may have to subject any of its investments in other investment companies, including PFICS, to the limitation that no more than 10% of the value of the portfolio's total assets may be invested in such securities. In addition to bearing their proportionate share of a portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

PAYMENT-IN-KIND BONDS. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Portfolios are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolios could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.


REAL ESTATE INVESTMENT TRUSTS. (Small/Mid Cap Growth Portfolio, Health Care Portfolio and Small Mid Cap Value Portfolio) Risks associated with investments in securities of companies in the real estate industry, including real estate investment trusts ("REITS"), include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITS may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITS are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITS are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITS could end up holding the underlying real estate.


REPURCHASE AGREEMENTS. (All Portfolios) A repurchase agreement is a transaction in which a portfolio purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the portfolio and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a portfolio upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the portfolio may suffer delays, costs and possible losses in connection with the disposition of collateral.Each portfolio intends to enter into repurchase agreements only in transactions with counterparties believed by Equitable to present minimum credit risks.


REVERSE REPURCHASE AGREEMENTS. (Core Bond Portfolio and Health Care Portfolio) Reverse repurchase agreements involve the sale of securities held by a portfolio subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each portfolio's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a portfolio will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Portfolios' Investments, Related Risks and Limitations -- Segregated Accounts."



Reverse repurchase agreements involve the risk that the buyer of the securities sold by a portfolio might be unable to deliver them when that portfolio seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a portfolio's obligation to repurchase the securities, and the portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

SECURITIES LOANS. (All Portfolios) All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under a portfolio's investment program. While the securities are being loaned, a portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A portfolio will generally not have the right to vote securities while they are being loaned, but its adviser or sub-adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a portfolio's sub-adviser to be of good standing and will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.


SHORT SALES AGAINST THE BOX. (Small/Mid Cap Growth Portfolio, Health Care Portfolio and Core Bond Portfolio) The portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the portfolio to, for example, lock in a sale price for a security the portfolio does not wish to sell immediately. The portfolio will deposit, in a segregated account with its custodian or a qualified subcustodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. The portfolio will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of the portfolio's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

SMALL COMPANY SECURITIES. (Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, International Equity Portfolio, Technology Portfolio and Health Care Portfolio) Each portfolio may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones, and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these portfolios may involve a greater degree of risk than an investment in other portfolios that seek capital appreciation by investing in better known, larger companies.

STRUCTURED NOTES. Structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.


SWAPS. (International Equity Portfolio, Core Bond Portfolio and Health Care Portfolio) Swap contracts are derivatives in the form of a contract or other similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.


A portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. A portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of unencumbered liquid assets, to avoid any potential leveraging of a portfolio. To the extent that these swaps are entered into for hedging purposes, the sub-advisers believe such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, the sub-adviser will not treat them as being subject to a portfolio's borrowing restrictions. A portfolio may enter into OTC swap transactions with counterparties that are approved by the sub-advisers in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which a portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the portfolio is contractually obligated to make. If the other party to a swap defaults, the portfolio's risk of loss consists of the net amount of payments that the portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.

TECHNOLOGY SECTOR RISK. (Large Cap Growth Portfolio, Small/Mid Cap Growth Portfolio and Technology Portfolio) The value of the Technology Portfolio's shares is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technologies evolve, large and rapid price movements resulting from competition, rapid obsolescence of products and services, short product cycles and aggressive pricing. For each of the portfolios, it should be noted that many technology companies are small and at an earlier state of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

U.S. GOVERNMENT SECURITIES. (All Portfolios) U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

Treasury inflation-indexed securities ("TIIS") are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIIS is payable semi-annually on the adjusted principal value. The principal value of TIIS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while a portfolio holds TIIS, the portfolio may earn less on the TIIS than it would on conventional Treasury bonds. Any increase in the principal value of TIIS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. See "Taxes -- Other Information" below


WARRANTS. (Large Cap Growth Portfolio, Small/Mid Cap Growth Portfolio, International Equity Portfolio and Health Care Portfolio) Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

ZERO-COUPON BONDS. (Small/Mid Cap Growth Portfolio and Core Bond Portfolio) Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to its shareholders. Thus, each portfolio could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

PORTFOLIO TURNOVER. The length of time a portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a portfolio is known as "portfolio turnover." High portfolio turnover may result from the strategies of the sub-advisers or when one sub-adviser replaces another, necessitating changes in the portfolio it manages. A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be borne by the portfolio and its shareholders. A portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when a sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year.


MANAGEMENT OF THE TRUST


The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios' investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Trust's Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.


THE TRUSTEES





---------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                         TERM OF                               PORTFOLIOS
                                          OFFICE                               IN COMPLEX
                         POSITION(S)    AND LENGTH                              OVERSEEN
                          HELD WITH         OF       PRINCIPAL OCCUPATION(S)       BY      OTHER DIRECTORSHIPS HELD
 NAME, ADDRESS AND AGE       FUND      TIME SERVED     DURING PAST 5 YEARS      TRUSTEE           BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
 Peter D. Noris*         Trustee and      From      From May 1995 to              58      From July 1995 to
 1290 Avenue of the        Chairman     November    present, Executive Vice               present, Director,
 Americas,                              2000 to     President and Chief                   Alliance Capital
 New York, New York                     present     Investment Officer, AXA               Management, L.P.; from
 (46)                                               Financial and Executive               November 1995 to
                                                    Vice President of                     present, Executive Vice
                                                    Equitable.                            President, AXA Advisors
                                                                                          LLC.

---------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                         TERM OF                                 PORTFOLIOS
                                          OFFICE                                 IN COMPLEX
                         POSITION(S)    AND LENGTH                                OVERSEEN
                          HELD WITH         OF        PRINCIPAL OCCUPATION(S)        BY      OTHER DIRECTORSHIPS HELD
 NAME, ADDRESS AND AGE       FUND      TIME SERVED      DURING PAST 5 YEARS       TRUSTEE           BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
 Gerald C. Crotty          Trustee        From      From June 2001 to               19      None
 c/o AXA Premier VIP                    November    present, President,
 Trust                                  2001 to     Weichert Enterprise,
 1290 Avenue of the                     present     LLC, a private and public
 Americas                                           equity market investment
 New York, New York                                 firm; from January 2000
 (50)                                               to present, Co-Founder
                                                    and Chief Executive
                                                    Officer, Excelsior
                                                    Ventures Management
                                                    LLC, a private equity and
                                                    venture capital firm; from
                                                    March 1998 to
                                                    December 1999, none;
                                                    from September 1993 to
                                                    February 1998, Chairman,
                                                    President and Chief
                                                    Executive Officer, ITT
                                                    Information Services, Inc.
---------------------------------------------------------------------------------------------------------------------------
 Barry Hamerling           Trustee        From      From 1998 to present,           19      None
 c/o AXA Premier VIP                    November    Managing Partner,
 Trust                                  2001 to     Premium Ice Cream of
 1290 Avenue of the                     present     America; from 1970 to
 Americas                                           1998, President and
 New York, New York                                 Attorney, Ayco Co. L.P.,
 (55)                                               an independent financial
                                                    counseling firm.
---------------------------------------------------------------------------------------------------------------------------
 Cynthia R. Plouche        Trustee        From      From May 1991 to                19      None
 c/o AXA Premier VIP                    November    present, Founder, Chief
 Trust                                  2001 to     Investment Officer and
 1290 Avenue of the                     present     Managing Director,
 Americas                                           Abacus Financial Group,
 New York, New York                                 a manager of fixed
 (44)                                               income portfolios for
                                                    institutional clients. 19
---------------------------------------------------------------------------------------------------------------------------
 Rayman L. Solomon         Trustee        From      From July 1998 to               19      None
 c/o AXA Premier VIP                    November    present, Dean and
 Trust                                  2001 to     Professor of Law, Rutgers
 1290 Avenue of the                     present     University School of Law;
 Americas                                           from April 1989 to
 New York, New York                                 June 1998, Associate
 (54)                                               Dean, Northwestern
                                                    University School of Law.
---------------------------------------------------------------------------------------------------------------------------



*     "Interested person" of the Trust (as that term is defined in the 1940
      Act).


COMMITTEES OF THE BOARD


The Trust has a standing Audit Committee consisting of all of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940
Act) ("Independent Trustee(s)"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of this annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee did not meet during the last fiscal year because the Trust did not commence operations until December 31, 2001.


The Trust has a Nominating and Compensation Committee consisting of all of the Independent Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Independent

Trustee candidates and review the compensation arrangements for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by Contract owners. The Nominating and Compensation Committee did not meet during the last fiscal year because the Trust did not commence operations until December 31, 2001.

The Trust has a Valuation Committee consisting of Peter D. Noris (Interested Trustee), Steven M. Joenk and Kenneth T. Kozlowski, and such other officers of the Trust and the Manager, as well as such officers of any sub-adviser to any portfolio as are deemed necessary by the officers of the Trust from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The Valuation Committee did not meet during the last fiscal year because the Trust did not commence operations until December 31, 2001.



COMPENSATION OF INDEPENDENT TRUSTEES AND OFFICERS

Each Independent Trustee will receive from the Trust an annual fee of $15,000, payable quarterly. In addition to the annual fee, each Independent Trustee will receive (i) an additional fee of $1,000 for each regularly-scheduled and special Board meeting attended, and (ii) $250 for each Portfolio or Committee meeting attended. The lead Independent Trustee and certain committee chairs may receive additional compensation. Trustees also receive reimbursement from the Trust for expenses associated with attending Board or Committee meetings.



                          TRUSTEE COMPENSATION TABLE
                      FOR THE YEAR ENDED DECEMBER 31, 2001





--------------------------------------------------------------------------------
                                             PENSION OR
                                             RETIREMENT           TOTAL
                            AGGREGATE     BENEFITS ACCRUED    COMPENSATION
                          COMPENSATION       AS PART OF      FROM TRUST PAID
 TRUSTEE                 FROM THE TRUST    TRUST EXPENSES      TO TRUSTEES
--------------------------------------------------------------------------------
   Peter D. Noris*             $0                $0                $0
--------------------------------------------------------------------------------
   Gerald C. Crotty            $0                $0                $0
--------------------------------------------------------------------------------
   Barry Hamerling             $0                $0                $0
--------------------------------------------------------------------------------
   Cynthia R. Plouche          $0                $0                $0
--------------------------------------------------------------------------------
   Rayman L. Solomon           $0                $0                $0
--------------------------------------------------------------------------------



*     "Interested person" of the Trust (as that term is defined in the 1940
      Act).

A deferred compensation plan for the benefit of the Independent Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. Beginning as of January 1, 2002, Mr. Hamerling and Mr. Solomon have elected to participate in the Trust's deferred compensation plan.

As of December 31, 2001, no Independent Trustee or members of his or her immediate family beneficially owned securities representing interests in the Manager, Advisers or Distributors of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the Trustee's household and dependents of the Trustee.

As of December 31, 2001, none of the Trustees beneficially owned shares of any Portfolio of the Trust because such shares were not available for purchase as of that date.

THE TRUST'S OFFICERS



No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Equitable, AXA Advisors, LLC ("AXA Advisors") or AXA Distributors, LLC ("AXA Distributors"). The Trust's principal officers are:





--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           NUMBER OF
                                                                                                          PORTFOLIOS IN
                                                     TERM OF                                                  FUND
                                   POSITION(S)      OFFICE AND                                               COMPLEX
                                    HELD WITH       LENGTH OF            PRINCIPAL OCCUPATION(S)            OVERSEEN
     NAME, ADDRESS AND AGE             FUND        TIME SERVED             DURING PAST 5 YEARS             BY OFFICER
--------------------------------------------------------------------------------------------------------------------------------
 Steven M. Joenk                    President         From        From July 1999 to present, Senior            58
 1290 Avenue of the Americas,       and Chief       November      Vice President AXA Financial;
 New York, New York                 Financial         2001        from 1996 to 1999, Managing
 (43)                                Officer       to Present     Director of MeesPierson (an
                                                                  investment company).
--------------------------------------------------------------------------------------------------------------------------------
 Patricia Louie, Esq.                  Vice           From        From July 1999 to present, Vice              58
 1290 Avenue of the Americas,       President       November      President and Counsel, AXA
 New York, New York                    and            2001        Financial and Equitable; from
 (46)                               Secretary      to Present     September 1994 to July 1999,
                                                                  Assistant General Counsel of The
                                                                  Dreyfus Corporation (an
                                                                  investment company)
--------------------------------------------------------------------------------------------------------------------------------
 Kenneth T. Kozlowski                  Vice           From        From February 2001 to present,               58
 1290 Avenue of the Americas,       President       November      Vice President, AXA Financial,
 New York, New York                    and            2001        from October 1999 to
 (40)                               Treasurer      to Present     February 2001, Assistant Vice
                                                                  President, AXA Financial; from
                                                                  October 1996 to October 1999,
                                                                  Director-Fund Administration,
                                                                  Prudential Investments.
--------------------------------------------------------------------------------------------------------------------------------
 Kenneth B. Beitler                    Vice           From        From May 1999 to present, Senior             58
 1290 Avenue of the Americas,       President       November      Investment Analyst and Assistant
 New York, New York                                   2001        Vice President with AXA
 (43)                                              to Present     Financial. Prior thereto, an
                                                                  Investment Systems Development
                                                                  Analyst with TIAA-CREF
--------------------------------------------------------------------------------------------------------------------------------
 Mary E. Cantwell                      Vice           From        From February 2001 to present,               58
 1290 Avenue of the Americas,       President       November      Vice President, AXA Financial,
 New York, New York                                   2001        from July 1999 to present, Vice
 (40)                                              to Present     President Equitable; from
                                                                  September 1997 to July, Assistant
                                                                  Vice President, Office of the Chief
                                                                  Investment Officer Equitable.
--------------------------------------------------------------------------------------------------------------------------------
 Brian E. Walsh                     Assistant         From        From 1999 to present, Senior Fund            19
 1290 Avenue of the Americas,       Treasurer       November      Administrator and Assistant Vice
 New York, New York                                 2001 to       President, Equitable; from 1993 to
 (33)                                               Present       1999, Manager Prudential
                                                                  Investment Fund Management

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES


Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans. Equitable may be deemed to be a control person with respect to the Trust by virtue of its ownership of 99% of the Trust's shares as of March 31, 2002.

As a "series" type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each portfolio. Each portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer Contract owners the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of the date of this SAI, the following persons owned Contracts entitling such persons to give voting instructions regarding more than 5% of the outstanding shares of any portfolio:






                                                                   SHARES BENEFICIALLY    PERCENTAGE
          PORTFOLIO                     CONTRACT OWNER                    OWNED          OF OWNERSHIP
---------------------------- ------------------------------------ --------------------- -------------
Large Cap Growth Portfolio   Matthew G. Stuller                          117,171.13          9.13%
Large Cap Core Equity
 Portfolio                   Paine Webber Cust FBO Emil M. Zerr           51,229.31          5.67%
International Equity
 Portfolio                   Mrs. Ann R. Levin                            74,470.51          9.58%
Health Care Portfolio        Edwin J. Berkowitz                           50,568.04          5.35%
Core Bond Portfolio          MLPF&S FBO Dr. Joel P. Sussman              135,147.30          5.14%



As of the date of this SAI, the trustees and officers of the Trust as a group, owned less than 1% of the outstanding shares of any class of any portfolio of the Trust.



INVESTMENT MANAGEMENT AND OTHER SERVICES


THE MANAGER


Equitable, through its AXA Funds Management Group Unit ("Manager"), currently serves as the investment manager for each portfolio. Equitable, which is a New York life insurance company and one of the largest life insurance companies in the U.S., is a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a subsidiary of AXA, a French insurance holding company. The principal offices of Equitable and AXA Financial are located at 1290 Avenue of the Americas, New York, New York 10104.


AXA Financial is a wholly-owned affiliate of AXA. AXA is the holding company for an international group of insurance and related financial services companies. AXA insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the U.S., as well as in Western Europe and the Asia/Pacific area.


The Trust and the Manager have entered into an investment management agreement (the "Management Agreement"). This was initially approved by the Board of Trustees at a meeting held on November 29, 2001. In approving the Management Agreement, the Board of Trustees considered the following factors: the nature and quality of the services proposed to be provided by the Manager to the Trust, the Manager's personnel and operations, the Manager's financial condition, the level and method of computing each portfolio's management fee, comparative fee and expense information for each of the portfolios, the profitability of the Trust to the Manager, the indirect profits to the Manager attributable to the existence of the Trust, the effect of each portfolio's growth and size on the portfolio's performance and expenses, and any possible conflicts of interest.

     The Management Agreement obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio; (iii) monitor the sub-adviser's investment programs and results; (iv) review brokerage matters; (v) oversee compliance by the Trust with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement requires the Manager to provide the Trust with office space, office equipment and personnel necessary to operate and administer the Trust's business, and also to supervise the provision of services by third parties. The continuance of the Management Agreement, with respect to each portfolio, after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such portfolio and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Management Agreement with respect to each portfolio may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such portfolio upon sixty (60) days' written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days' written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Manager has also entered into a Consulting Agreement with an investment consulting firm to provide research to assist the Manager in allocating portfolio assets among sub-advisers and in making recommendations to the Trustees about hiring and changing sub-advisers. The Manager is responsible for paying the consulting fees.

Each portfolio pays a fee to the Manager as described below for the investment management services the Manager provides each portfolio. The Manager and the Trust have also entered into an expense limitation agreement with respect to each portfolio ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each portfolio are limited to the extent described in the Prospectus.




PORTFOLIO                         MANAGEMENT FEE
--------------------------------- ----------------------------------
Large Cap Growth Portfolio        0.90% of average daily net assets
Large Cap Core Equity Portfolio   0.90% of average daily net assets
Large Cap Value Portfolio         0.90% of average daily net assets
Small/Mid Cap Growth Portfolio    1.10% of average daily net assets
Small/Mid Cap Value Portfolio     1.10% of average daily net assets
International Equity Portfolio    1.05% of average daily net assets
Technology Portfolio              1.20% of average daily net assets
Health Care Portfolio             1.20% of average daily net assets
Core Bond Portfolio               0.60% of average daily net assets

In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing annual and semi-annual reports to shareholders, proxy statements, prospectuses, prospectus supplements and statements of additional information; the costs of printing registration statements; custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the Portfolios on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each portfolio or the nature of the services performed and relative applicability to each portfolio. As discussed in greater detail below, under "Distribution of the Trust's Shares," the Class B shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of their shares.

THE SUB-ADVISERS


The Manager has entered into sub-advisory agreements ("Subadvisory Agreements") on behalf of Large Cap Growth Portfolio, Large Cap Core Equity Portfolio, Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio, Small/Mid Cap Value Portfolio, International Equity Portfolio, Technology Portfolio, Health Care Portfolio and Core Bond Portfolio. The Subadvisory Agreements obligate Alliance Capital Management L.P.; Dresdner RCM Global Investors LLC; TCW Investment Management Company; Janus Capital Management LLC; Thornburg Investment Management, Inc.; Institutional Capital Corporation; MFS Investment Management; RS Investment Management, LP; AXA Rosenberg Investment Management LLC; The Boston Company Asset Management, LLC; Bank of Ireland Asset Management (U.S.) Limited; OppenheimerFunds, Inc.; Firsthand Capital Management, Inc.; A I M Capital Management, Inc.; Wellington Management Company, LLP; BlackRock Advisors, Inc.; and Pacific Investment Management Company LLC (each a "Sub-adviser," and together the "Sub-advisers") to: (i) make investment decisions on behalf of their respective portfolios, (ii) place all orders for the purchase and sale of investments for their respective portfolios with brokers or dealers selected by the Manager, and (iii) perform certain limited related administrative functions in connection therewith. The Board approved the Subadvisory Agreement with each Sub-adviser based on a number of factors relating to each Sub-adviser's ability to perform under its Subadvisory Agreement. These factors included: the Sub-adviser's management style, the Portfolio's performance record, the Sub-adviser's current and proposed level of staffing and its overall resources, whether the Sub-adviser manages or has managed any other registered investment companies, the Sub-Adviser's compliance systems and capabilities, and any disciplinary history.


The Manager recommends sub-advisers for each portfolio to the Trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Portfolios are not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and the Manager does not expect to recommend frequent changes of sub-advisers. The Trust has received an exemptive order from the SEC ("Multi-Manager Order") that permits the Manager, subject to certain conditions, to enter into Subadvisory Agreements with sub-advisers approved by the Trustees, but without the requirement of shareholder approval. Pursuant to the terms of the Multi-Manager Order, the Manager is able, subject to the approval of the Trustees, but without shareholder approval, to employ new sub-advisers for new or existing portfolios, change the terms of particular Subadvisory Agreements or continue the employment of existing sub-advisers after events that under the 1940 Act and the Subadvisory Agreements would cause an automatic termination of the agreement. However, the Manager may not enter into a sub-advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser"), such as Alliance Capital Management L.P., unless the sub-advisory agreement with the Affiliated Adviser, including compensation thereunder, is approved by the affected portfolio's shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed portfolio, the portfolio's initial shareholder. Although shareholder approval would not be required for the termination of Subadvisory Agreements, shareholders of a portfolio would continue to have the right to terminate such agreements for the portfolio at any time by a vote of a majority of outstanding voting securities of the portfolio.


Alliance Capital Management L.P. ("Alliance Capital") serves as a Sub-adviser to Large Cap Growth Portfolio, Large Cap Value Portfolio, Small/Mid Cap Growth Portfolio and Technology Portfolio. In addition, Alliance Capital, through its Bernstein Investment Research and Management ("Bernstein") unit, serves as a Sub-adviser to Large Cap Core Equity Portfolio and International Equity Portfolio. Alliance Capital, a limited partnership, is indirectly majority-owned by Equitable. As of December 31, 2001, Alliance Capital had approximately $158 billion in assets under management. The principal office of Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105.


Dresdner RCM Global Investors LLC ("Dresdner") serves as a Sub-adviser to Large Cap Growth Portfolio, Technology Portfolio and Health Care Portfolio. Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2001, Dresdner had approximately $40.4 billion in assets under management. The principal office of Dresdner is located at Four Embarcadero Center, San Francisco, California 94111-4189.

TCW Investment Management Company ("TCW") serves as a Sub-adviser to Large Cap Growth Portfolio and Small/Mid Cap Value Portfolio. TCW is a wholly owned subsidiary of The TCW Group, Inc. Societe Generale Asset Management, S.A. holds a majority interest in The TCW Group, Inc. Societe Generale Asset Management, S.A. is a wholly owned subsidiary of Societe Generale, S.A., a publicly held financial firm headquartered in Paris, France. As of December 31, 2001, TCW had approximately $ 87.6 billion in assets under management. The principal office of TCW is located at 865 South Figueroa Street, Los Angeles, California 90017.

Janus Capital Management LLC ("Janus") serves as a Sub-adviser to Large Cap Core Equity Portfolio. Janus is a majority owned subsidiary of Stilwell Financial, Inc., a publicly traded company whose subsidiaries are engaged in financial services. As of December 31, 2001, Janus had approximately $182.5 billion in assets under management. The principal office of Janus is located at 100 Fillmore Street, Denver, Colorado 80206.

Thornburg Investment Management, Inc. ("Thornburg") serves as a Sub-adviser to Large Cap Core Equity Portfolio. Thornburg is an employee-owned investment management firm. H. Garrett Thornburg, Jr. is the controlling shareholder of Thornburg. As of December 31, 2001, Thornburg had approximately $4.88 billion in assets under management. The principal office of Thornburg is located at 119 East Marcy Street, Santa Fe, New Mexico 87501-2046.

Institutional Capital Corporation ("ICAP") serves as a Sub-adviser to Large Cap Value Portfolio. ICAP is an employee-owned money management firm. Robert H. Lyon is the controlling shareholder of ICAP. As of December 31, 2001, ICAP had approximately $13.8 billion in assets under management. The principal office of ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

MFS Investment Management ("MFS") serves as a Sub-adviser to Large Cap Value Portfolio and Small/Mid Cap Growth Portfolio. MFS is an indirect majority owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a publicly traded international financial services organization. As of December 31, 2001, MFS had approximately $137 billion in assets under management. The principal office of MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

RS Investment Management, LP ("RSIM") serves as a Sub-adviser to Small/Mid Cap Growth Portfolio. RSIM is a wholly owned subsidiary of RS Investment Management Co. LLC ("RSIM Co."). G. Randall Hecht owns the largest membership in RSIM Co. As of December 31, 2001, RSIM Co. had approximately $7.1 billion in assets under management. The principal office of RSIM is located at 388 Market Street, Suite 1700, San Francisco, California 94111.

AXA Rosenberg Investment Management LLC ("AXA Rosenberg") serves as a Sub-adviser to Small/Mid Cap Value Portfolio. AXA Rosenberg is a wholly owned subsidiary of AXA Rosenberg Group LLC ("AXA Rosenberg Group"). AXA Investment Managers S. A., a French societe anonyme and investment arm of AXA, a French insurance holding company that includes Equitable among its subsidiaries, holds a majority interest in AXA Rosenberg Group. As of December 31, 2001, AXA Rosenberg Group had approximately $10.3 billion in assets under management. The principal office of AXA Rosenberg is located at 4 Orinda Way, Building E, Orinda, California 94563.

The Boston Company Asset Management, LLC ("BCAM") serves as a Sub-adviser to Small/Mid Cap Value Portfolio. BCAM is an indirect wholly owned subsidiary of Mellon Financial Corporation, a publicly traded global financial services company. As of December 31, 2001, BCAM had approximately $24.1 billion in assets under management. The principal office of BCAM is located at One Boston Place, Boston, Massachusetts 02108.


Bank of Ireland Asset Management (U.S.) Limited ("BIAM (U.S.)") serves as a Sub-adviser to International Equity Portfolio. BIAM (U.S.) is a wholly owned subsidiary of Bank of Ireland Group, a publicly traded financial services provider located in Ireland. As of December 31, 2001, BIAM (U.S.) had approximately $24.9 million in assets under management. The principal North American office of BIAM (U.S.) is located at 75 Holly Lane, Greenwich, Connecticut 06830.

OppenheimerFunds, Inc. ("Oppenheimer") serves as a Sub-adviser to International Equity Portfolio. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a mutual insurance company providing global financial services. As of December 31, 2001, Oppenheimer and its subsidiaries had approximately $120 billion in assets under management. The principal office of Oppenheimer is located at 6803 South Tucson Way, Englewood, Colorado 80112.

Firsthand Capital Management, Inc. ("Firsthand") serves as a Sub-adviser to Technology Portfolio. Kevin M. Landis is the controlling shareholder of Firsthand. As of December 31, 2001, Firsthand had approximately $2.17 billion in assets under management. The principal office of Firsthand is located at 125 South Market, Suite 1200, San Jose, California 95113.

A I M Capital Management, Inc. ("AIM") serves as a Sub-adviser to Health Care Portfolio. AIM is a wholly owned subsidiary of A I M Advisors, Inc. A I M Advisors, Inc. is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"). AIM Management merged with INVESCO in 1997 to form AMVESCAP PLC, one of the world's largest investment services companies. As of December 31, 2001, AIM Management had approximately $158 billion in assets under management. The principal office of AIM is located at 11 Greenway Plaza, Houston, Texas 77046.

Wellington Management Company, LLP ("Wellington") serves as a Sub-adviser to Health Care Portfolio. Wellington is an employee-owned limited liability partnership whose sole business is investment management. Wellington is owned by 68 partners, all active employees of the firm; the managing partners of Wellington are Duncan M. McFarland, Laurie A. Gabriel and John R. Ryan. As of December 31, 2001, Wellington had approximately $311.4 billion in assets under management. The principal office of Wellington is located at 75 State Street, Boston, Massachusetts 02109.

BlackRock Advisors, Inc. ("BAI") serves as a Sub-adviser to Core Bond Portfolio. BAI is a wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is a majority owned indirect subsidiary of The PNC Financial Services Group, Inc., a publicly traded diversified financial services company. As of December 31, 2001, BAI had approximately $239 billion in assets under management. The principal office of BAI is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

Pacific Investment Management Company LLC ("PIMCO") serves as a Sub-adviser to Core Bond Portfolio. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). Allianz AG, a European-based, multi-national insurance and financial services holding company, is the indirect majority owner of PIMCO Advisors. Pacific Life Insurance Company holds an indirect minority interest in PIMCO Advisors. As of December 31, 2001, PIMCO had approximately $241.3 billion in assets under management. The principal office of PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.


When a portfolio has more than one sub-adviser, the assets of each portfolio are allocated by the Manager among the sub-advisers selected for the portfolio. Each Sub-adviser has discretion, subject to oversight by the Trustees and the Manager, to purchase and sell portfolio assets, consistent with each portfolio's investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

Generally, no Sub-adviser provides any services to any portfolio except asset management and related administrative and recordkeeping services. However, a Sub-adviser or its affiliated broker-dealer may execute portfolio transactions for a portfolio and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

PERSONAL TRADING POLICIES. The Portfolios, the Manager and the Co-distributors each have adopted a code of ethics pursuant to rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a portfolio but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. Each Sub-adviser also has adopted a code of ethics under rule 17j-1. The Trust's Board of Trustees reviews the administration of the codes of ethics at least annually and receives certification from each Sub-Adviser regarding compliance with the codes of ethics annually.


THE ADMINISTRATOR

Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15% of the Trust's total average net assets plus $35,000 per portfolio and, for portfolios with more than one sub-adviser, an additional $35,000 per portion of the portfolio allocated to a separate sub-adviser. Pursuant to a sub-administration agreement ("Sub-administration Agreement"), Equitable has contracted with J. P. Morgan Investors Services Co. ("Sub-administrator") to provide the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.


THE CO-DISTRIBUTORS


The Trust has distribution agreements with AXA Advisors and AXA Distributors (each also referred to as a "Distributor," and together "Co-distributors") in which AXA Advisors and AXA Distributors serve as the Co-distributors for each class of the Trust's shares. AXA Advisors and AXA Distributors are each an indirect wholly-owned subsidiary of Equitable and the address for each is 1290 Avenue of the Americas, New York, New York 10104.


The Trust's distribution agreements with respect to Class A and Class B shares ("Distribution Agreements") were approved by its Board of Trustees at a Board meeting held on November 29, 2001. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a portfolio and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.


The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust ("Plan"). The Trust's Class B shares may pay an annual distribution fee of up to 0.50% of their average daily net assets. However, under the Distribution Agreements, payments to the Co-distributors under the Plan are limited to an annual rate equal to 0.25% of the average daily net assets of a portfolio attributable to its Class B shares. There is no distribution plan with respect to Class A shares and the Portfolios pay no distribution fees with respect to those shares.

The Board of Trustees considered various factors in connection with its decision as to whether to approve the Plan, including: (i) the nature and causes of the circumstances which make the Plan necessary and appropriate; (ii) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits; (iv) the possible benefits of the Plan to any other person relative to those of the Trust; (v) the effect of the Plan on existing Contract owners; (vi) the merits of possible alternative plans or pricing structures; (vii) the relationship of the Plan to other distribution efforts of the Trust; and (viii) the competitive conditions in the variable products industry.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Trust's Board of Trustees, including the Independent Trustees, unanimously determined, in the exercise of its business judgment, that the Plan is reasonably likely to benefit the Trust and the shareholders of the Portfolios and approved it.

Pursuant to the Plan, the Trust compensates the Co-distributors from assets attributable to the Class B shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of that class of shares. Generally, the 12b-1 fees are paid to the Co-distributors on a monthly basis. It is anticipated that a portion of the amounts received by the Co-distributors will be used to defray various costs incurred or paid by the Co-distributors in connection with the printing and mailing of Trust prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B shares. The Co-distributors may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class B shares.

The Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to a class of shares regardless of the level of expenditures by the Co-distributors. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and in connection with their annual consideration of the Plan's renewal. The Co-distributors have indicated that they expect their expenditures to include, without limitation: (i) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to Class B shares of the Trust; (ii) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B shares of the Trust; (iii) holding seminars and sales meetings designed to promote the distribution of Class B shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Trust investment objectives and policies and other information about the Trust and the Portfolios, including the performance of the Portfolios; (v) training sales personnel regarding the Class B shares of the Trust; and (vi) financing any other activity that the Co-distributors determine is primarily intended to result in the sale of Class B shares.

The Co-distributors will pay all fees and expenses in connection with their respective qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, each Distributor will offer shares of each portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the portfolio or the Trust may from time to time be registered or where permitted by applicable law. Each Distribution Agreement provides that the Co-distributors shall accept orders for shares at net asset value without sales commissions or loads being charged. The Co-distributors have made no firm commitment to acquire shares of any portfolio.

The Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Co-distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Plan and any Rule 12b-1 related agreement may be terminated at any time, without penalty, by vote of a majority of the outstanding Class B shares of the portfolio or by vote of a majority of the Independent Trustees. The Plan also provides that it may not be amended to increase materially the amount (up to 0.50% of average daily net assets annually) that may be spent for distribution of Class B shares of any portfolio without the approval of the Class B shareholders of that portfolio.


BROKERAGE ALLOCATION AND OTHER STRATEGIES


BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. The Manager and each of the Sub-advisers, as appropriate, seek to obtain the best net price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

The Manager and Sub-advisers may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to the Manager or Sub-advisers. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In addition, the Manager and Sub-advisers may allocate brokerage business to brokers and dealers that have made or are expected to make significant efforts in facilitating the distribution of the Trust's shares.

The Manager, subject to seeking the most favorable price and best execution and in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc., may consider sales of shares of the Trust as a factor in the selection of broker-dealers. The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager to cause Sub-advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the Management Agreement ("Directed Brokerage"); or (ii) reward brokers for past sales of Trust shares ("Reward Brokerage"). The Trustees will review the levels of Directed Brokerage and Reward Brokerage for each Portfolio on a quarterly basis.

Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the Securities Exchange Act of 1934 ("1934 Act") and by policies adopted by the Trustees, the Manager and Sub-advisers may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Sub-advisers an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction. To obtain the benefit of Section 28(e), the Manager or the relevant Sub-adviser must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide the Manager or the Sub-adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a portfolio in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager and Sub-advisers for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers will tend to reduce the Manager's and Sub-advisers' expenses in managing the Portfolios.


BROKERAGE TRANSACTIONS WITH AFFILIATES

The Portfolios may, from time to time, place orders for the purchase or sale of securities (including listed call options) with Sanford C. Bernstein & Co., LLC, an affiliate of Equitable and Alliance Capital; DST Securities, Inc., an affiliate of Janus; SG Cowen Securities, Inc., an affiliate of TCW; and Nomura Securities Group, an affiliate of AXA Rosenberg. In such instances, the placement of orders with such brokers would be consistent with the portfolio's objective of obtaining best execution and would not be dependent upon the fact that such entities are affiliates of Equitable, Alliance Capital, Janus, TCW or AXA Rosenberg.


To the extent permitted by law, the Trust may engage in brokerage transactions with brokers that are affiliates of the Manager and Sub-advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager and Sub-advisers. The 1940 Act generally prohibits a Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager and Sub-advisers or affiliates of such brokers, unless pursuant to an exemptive order from the SEC. The Trust has received exemptive relief from the SEC that permits mutual funds managed by the Manager and advised by multiple advisers to engage in principal and brokerage transactions with a broker-dealer affiliated with a Sub-adviser to the same Portfolio. The Trust has adopted procedures, prescribed by the 1940 Act, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and brokers that are affiliates of a Sub-adviser to a portfolio for which that Sub-adviser provides investment advice do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, because of securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Sub-advisers or their affiliates.



PURCHASE AND PRICING OF SHARES

The Trust will offer and sell its shares based on each portfolio's net asset value per share, which will be determined in the manner set forth below.

The net asset value of the shares of each class of each portfolio will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day, as defined below. The net asset value per share of each class of a portfolio will be computed by dividing the sum of the investments held by that portfolio applicable to that class, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the portfolio at such time. All expenses borne by the Trust and each of its Classes, will be accrued daily.

The net asset value per share of each portfolio will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the 1940 Act:

   o The assets belonging to each portfolio will include (i) all consideration received by the Trust for the issue or sale of shares of that particular portfolio, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any portfolios or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) "General Items," if any, allocated to that portfolio. "General Items" include any assets, income, earnings, profits, and proceeds thereof, portfolios, or payments that are not readily identifiable as belonging to any particular portfolio. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

   o The liabilities belonging to each portfolio will include (i) the liabilities of the Trust in respect of that portfolio, (ii) all expenses, costs, charges and reserves attributable to that portfolio, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular portfolio which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each portfolio will be determined at the close of business on each "business day." Normally, this would be each day that the New York Stock Exchange is open and would include some federal holidays. For stocks and options, the close of trading is 4:00 p.m. and 4:15 p.m. Eastern Time, respectively; for bonds it is the close of business in New York City, and for foreign securities (other than ADRs) it is the close of business in the applicable foreign country, with exchange rates determined at 12:00 p.m. Eastern Time.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each portfolio are valued as follows:



   o Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.


   o Foreign securities not traded directly, or in ADRs or similar form in the U.S., are valued at representative quoted prices in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.


   o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.


   o Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds are valued at a bid price estimated by a broker.


   o Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities that mature in more than 60 days are valued at representative quoted prices.


   o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.


   o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.


   o Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.


   o Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.


   o Futures contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.


   o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.


When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and Sub-advisers may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. In addition, there may be occasions when a different pricing provider or methodology is used. The Manager and Sub-advisers will continuously monitor the performance of these services.


TAXATION

Each portfolio is treated for federal income tax purposes as a separate entity. The Trust intends that each portfolio will elect to be, and will qualify each year to be treated as, a regulated investment company under Subchapter M of the Code. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

To qualify for treatment as a regulated investment company, a portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

If a portfolio failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the portfolio would fail to satisfy the diversification requirements described below, with the result that the Contracts supported by that account would no longer be eligible for tax deferral. In addition, the portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

As a regulated investment company, each portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are timely distributed to shareholders under the Code. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

A portfolio investing in foreign securities or currencies may be subject to foreign taxes that could reduce the investment performance of such portfolio.

Because the Trust is used to fund Contracts, each portfolio must meet the diversification requirements imposed by Subchapter L of the Code or these Contracts will fail to qualify as life insurance policies or annuity contracts. In general, for a portfolio to meet the investment diversification requirements of Subchapter L, Treasury regulations require that no more than 55% of the total value of the assets of the portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. Furthermore, the Code provides that each U.S. Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30 day period after the end of each quarter in which to cure any non-compliance.

Each portfolio may invest in the stock of PFICs if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax), even if the QEF does not distribute those earnings and gain to the portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

Each portfolio may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, a portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the portfolio for prior taxable years under the election. A portfolio's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a portfolio derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

A portfolio may invest in certain futures and listed nonequity options (such as those on a stock index) -- and certain foreign currency options and forward contracts with respect to which it makes a particular election -- that will be "Section 1256 contracts." Any Section 1256 contracts a portfolio holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a portfolio must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a portfolio recognizes, without in either case increasing the cash available to the portfolio. A portfolio may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the portfolio in accordance with the regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a portfolio accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the portfolio actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of a portfolio's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a portfolio would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her portfolio shares.

Offsetting positions in any actively traded security, option, futures or forward contract entered into or held by a portfolio may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a portfolio's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the portfolios, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

When a covered call option written (sold) by a portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a portfolio is exercised, the portfolio will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

If a portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by a portfolio or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a portfolio's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

A portfolio that acquires zero coupon or other securities issued with original issue discount ("OID") and/or Treasury inflation-indexed securities ("TIIS"), on which principal is adjusted based on changes in the Consumer Price Index, must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIIS, during the taxable year, even if the portfolio receives no corresponding payment on them during the year. Similarly, a portfolio that invests in payment-in-kind ("PIK") securities must include in its gross income securities it receives as "interest" on those securities. Each portfolio has elected similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because a portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. The portfolio might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain. To qualify for treatment as a regulated investment company, each portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.


PORTFOLIO PERFORMANCE

Returns and yields do not reflect insurance company charges and fees applicable to the Contracts.


COMPUTATION OF TOTAL RETURN

Each portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the portfolio and the ending value of that account measured by the then current net asset value of that portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

P(1+T)n = ERV

Where :

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period

Each portfolio's total return will vary from time to time depending upon market conditions, the composition of each portfolio's investment portfolio and operating expenses of the Trust allocated to each portfolio. Total return should also be considered relative to changes in the value of a portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These total return figures do not reflect insurance company expenses and fees applicable to the Contracts. At any time in the future, total return may be higher or lower than in the past and there can be no assurance that any historical results will continue.


NON-STANDARD PERFORMANCE

In addition to the performance information described above, each portfolio may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Computation of Total Return" above except that no annualization is made.


YIELD CALCULATION

Yields for a portfolio are computed by dividing a portfolio's interest and income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the portfolio's NAV at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond portfolios. Dividends from equity securities are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a portfolio's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and then are converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Income is adjusted to reflect gains and losses from principal repayments received by a portfolio with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

Income calculated for the purposes of calculating a portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a portfolio's yield may not equal its distribution rate, the income paid to an investor's account, or the income reported in the portfolio's financial statements.

Yield information may be useful in reviewing a portfolio's performance and in providing a basis for comparison with other investment alternatives. However, a portfolio's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the portfolio's holdings, thereby reducing a portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur.


OTHER INFORMATION

DELAWARE BUSINESS TRUST. The Trust is an entity of the type commonly known as a Delaware business trust. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a portfolio could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a portfolio. However, the trust instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the Portfolios) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from a portfolio's property for all losses and expenses of any portfolio shareholder held personally liable for the obligations of the portfolio. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a portfolio itself would be unable to meet its obligations, a possibility that Equitable believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the portfolio. The Trustees intend to conduct the operations of the Portfolios in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolios.

CLASSES OF SHARES. Each portfolio consists of Class A shares and Class B shares. A share of each class of a portfolio represents an identical interest in that portfolio's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Portfolios will affect the performance of those classes. Each share of a portfolio is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that portfolio. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A and Class B shares will differ.


VOTING RIGHTS. Shareholders of each portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Portfolios as a group may elect all of the Trustees of the Trust. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.


SHAREHOLDER MEETINGS. The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the outstanding shares of the Trust.


CLASS-SPECIFIC EXPENSES. Each portfolio may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable.


INDEPENDENT ACCOUNTANT



PricewaterhouseCoopers, LLP ("PwC"), 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountants. PwC is responsible for auditing the annual financial statements of the Trust.



CUSTODIAN



JPMorgan Chase Bank ("Chase"), 4 Chase MetroTech Center, Brooklyn, New York 11245, serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the custody agreement between the Trust and Chase, Chase maintains cash, securities and other assets of the portfolios. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.



TRANSFER AGENT


Equitable serves as the transfer agent and dividend disbursing agent for the Trust.


COUNSEL


Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036, serves as counsel to the Trust. Wilmer, Cutler & Pickering, 520 Madison Avenue, New York, New York 10022, serves as counsel to the Independent Trustees of the Trust.

                       REPORT OF INDEPENDENT ACCOUNTANTS


TO THE BOARD OF TRUSTEES AND SHAREHOLDER OF AXA PREMIER VIP TRUST


     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations present fairly, in all material respects, the financial position of each of the 9 portfolios constituting AXA Premier VIP Trust (the "Trust") at December 31, 2001 and the results of each of their operations for the one day period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York

February 22, 2002

                  AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001





Assets
 Cash ..........................................................................     $  11,112
 Receivable for Fund Shares Sold ...............................................       222,240
 Receivable from Manager .......................................................        29,111
                                                                                     ---------
   Total Assets ................................................................       262,463
                                                                                     ---------
Liabilities
 Payable to Manager ............................................................        29,111
                                                                                     ---------
   Total Liabilities ...........................................................        29,111
                                                                                     ---------
Net Assets .....................................................................     $ 233,352
                                                                                     =========
Net Assets Consist of:
Paid in capital at par .........................................................     $     233
Paid in capital in excess ......................................................       233,119
                                                                                     ---------
Net Assets .....................................................................     $ 233,352
                                                                                     =========
Shares of beneficial interest outstanding,
 $0.001 par value; unlimited shares authorized for each class of shares:
Class A:
 Net asset value, offering price and redemption price per Class A share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding) .     $   10.00
                                                                                     =========
Class B:
 Net asset value, offering price and redemption price per Class B share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding) .     $   10.00
                                                                                     =========



               See accompanying notes to the financial statements

                  AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
                            STATEMENT OF OPERATIONS
                    FOR THE ONE DAY ENDED DECEMBER 31, 2001





Expenses:
 Organization expenses ..........................    $  29,111
   Less: Expenses reimbursed by Manager .........      (29,111)
                                                     ---------
Net Income/(Loss) ...............................    $       0
                                                     =========



               See accompanying notes to the financial statements

                   AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001





Assets
 Cash ...................................................................     $   11,112
 Receivable for Fund Shares Sold ........................................        222,240
 Receivable from Manager ................................................         29,111
                                                                              ----------
   Total Assets .........................................................        262,463
                                                                              ----------
Liabilities
 Payable to Manager .....................................................         29,111
                                                                              ----------
   Total Liabilities ....................................................         29,111
                                                                              ----------
Net Assets ..............................................................     $  233,352
                                                                              ==========
Net Assets Consist of:
Paid in capital at par ..................................................     $      233
                                                                              ----------
Paid in capital in excess ...............................................        233,119
                                                                              ----------
Net Assets ..............................................................     $  233,352
                                                                              ==========
Shares of beneficial interest outstanding,
 $0.001 par value; unlimited shares authorized for each class of shares:
Class A:
 Net asset value, offering price and redemption price per Class A share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding)$    10.00
                                                                              ==========
Class B:
 Net asset value, offering price and redemption price per Class B share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding)$    10.00
                                                                              ==========



               See accompanying notes to the financial statements

                   AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
                            STATEMENT OF OPERATIONS
                    FOR THE ONE DAY ENDED DECEMBER 31, 2001





Expenses:
 Organization expenses ..........................    $  29,111
   Less: Expenses reimbursed by Manager .........      (29,111)
                                                     ---------
Net Income/(Loss) ...............................    $       0
                                                     =========



               See accompanying notes to the financial statements

                AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001





Assets
 Cash ..........................................................................     $  11,112
 Receivable for Fund Shares Sold ...............................................       222,240
 Receivable from Manager .......................................................        29,111
                                                                                     ---------
   Total Assets ................................................................       262,463
                                                                                     ---------
Liabilities
 Payable to Manager ............................................................        29,111
                                                                                     ---------
   Total Liabilities ...........................................................        29,111
                                                                                     ---------
Net Assets .....................................................................     $ 233,352
                                                                                     =========
Net Assets Consist of:
Paid in capital at par .........................................................     $     233
Paid in capital in excess ......................................................       233,119
                                                                                     ---------
Net Assets .....................................................................     $ 233,352
                                                                                     =========
Shares of beneficial interest outstanding,
 $0.001 par value; unlimited shares authorized for each class of shares:
Class A:
 Net asset value, offering price and redemption price per Class A share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding) .     $   10.00
                                                                                     =========
Class B:
 Net asset value, offering price and redemption price per Class B share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding) .     $   10.00
                                                                                     =========



              See accompanying notes to the financial statements

                AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS
                    FOR THE ONE DAY ENDED DECEMBER 31, 2001





Expenses:
 Organization expenses ..........................    $  29,111
   Less: Expenses reimbursed by Manager .........      (29,111)
                                                     ---------
Net Income/(Loss) ...............................    $       0
                                                     =========



              See accompanying notes to the financial statements

                AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001





Assets
 Cash ...................................................................     $  11,112
 Receivable for Fund Shares Sold ........................................       222,240
 Receivable from Manager ................................................        29,111
                                                                              ---------
   Total Assets .........................................................       262,463
                                                                              ---------
Liabilities
 Payable to Manager .....................................................        29,111
                                                                              ---------
   Total Liabilities ....................................................        29,111
                                                                              ---------
Net Assets ..............................................................     $ 233,352
                                                                              =========
Net Assets Consist of:
Paid in capital at par ..................................................     $     233
Paid in capital in excess ...............................................       233,119
                                                                              ---------
Net Assets ..............................................................     $ 233,352
                                                                              =========
Shares of beneficial interest outstanding,
 $0.001 par value; unlimited shares authorized for each class of shares:
Class A:
 Net asset value, offering price and redemption price per Class A share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding)$   10.00
                                                                              =========
Class B:
 Net asset value, offering price and redemption price per Class B share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding)$   10.00
                                                                              =========



               See accompanying notes to the financial statements

                AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
                            STATEMENT OF OPERATIONS
                    FOR THE ONE DAY ENDED DECEMBER 31, 2001





Expenses:
 Organization expenses ..........................    $  29,111
   Less: Expenses reimbursed by Manager .........      (29,111)
                                                     ---------
Net Income/(Loss) ...............................    $       0
                                                     =========



               See accompanying notes to the financial statements

                 AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001





Assets
 Cash ...................................................................   $  11,112
 Receivable for Fund Shares Sold ........................................     222,240
 Receivable from Manager ................................................      29,111
                                                                            ---------
   Total Assets .........................................................     262,463
                                                                            ---------
Liabilities
 Payable to Manager .....................................................      29,111
                                                                            ---------
   Total Liabilities ....................................................      29,111
                                                                            ---------
Net Assets ..............................................................   $ 233,352
                                                                            =========
Net Assets Consist of:
Paid in capital at par ..................................................   $     233
Paid in capital in excess ...............................................     233,119
                                                                            ---------
Net Assets ..............................................................   $ 233,352
                                                                            =========
Shares of beneficial interest outstanding,
 $0.001 par value; unlimited shares authorized for each class of shares:
Class A:
 Net asset value, offering price and redemption price per Class A share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstandin$)  10.00
                                                                            =========
Class B:
 Net asset value, offering price and redemption price per Class B share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstandin$)  10.00
                                                                            =========



               See accompanying notes to the financial statements

                 AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
                            STATEMENT OF OPERATIONS
                    FOR THE ONE DAY ENDED DECEMBER 31, 2001





Expenses:
 Organization expenses ..........................    $  29,111
   Less: Expenses reimbursed by Manager .........      (29,111)
                                                     ---------
Net Income/(Loss) ...............................    $       0
                                                     =========



               See accompanying notes to the financial statements

                AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001





Assets
 Cash ..........................................................................     $  11,112
 Receivable for Fund Shares Sold ...............................................       222,240
 Receivable from Manager .......................................................        29,111
                                                                                     ---------
   Total Assets ................................................................       262,463
                                                                                     ---------
Liabilities
 Payable to Manager ............................................................        29,111
                                                                                     ---------
   Total Liabilities ...........................................................        29,111
                                                                                     ---------
Net Assets .....................................................................     $ 233,352
                                                                                     =========
Net Assets Consist of:
Paid in capital at par .........................................................     $     233
Paid in capital in excess ......................................................       233,119
                                                                                     ---------
Net Assets .....................................................................     $ 233,352
                                                                                     =========
Shares of beneficial interest outstanding,
 $0.001 par value; unlimited shares authorized for each class of shares:
Class A:
 Net asset value, offering price and redemption price per Class A share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding) .     $   10.00
                                                                                     =========
Class B:
 Net asset value, offering price and redemption price per Class B share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding) .     $   10.00
                                                                                     =========



              See accompanying notes to the financial statements

                AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS
                    FOR THE ONE DAY ENDED DECEMBER 31, 2001





Expenses:
 Organization expenses ..........................    $  29,111
   Less: Expenses reimbursed by Manager .........      (29,111)
                                                     ---------
Net Income/(Loss) ...............................    $       0
                                                     =========



              See accompanying notes to the financial statements

                     AXA PREMIER VIP TECHNOLOGY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001





Assets
 Cash ...................................................................     $  11,112
 Receivable for Fund Shares Sold ........................................       222,240
 Receivable from Manager ................................................        29,111
                                                                              ---------
   Total Assets .........................................................       262,463
                                                                              ---------
Liabilities
 Payable to Manager .....................................................        29,111
                                                                              ---------
   Total Liabilities ....................................................        29,111
                                                                              ---------
Net Assets ..............................................................     $ 233,352
                                                                              =========
Net Assets Consist of:
Paid in capital at par ..................................................     $     233
Paid in capital in excess ...............................................       233,119
                                                                              ---------
Net Assets ..............................................................     $ 233,352
                                                                              =========
Shares of beneficial interest outstanding,
 $0.001 par value; unlimited shares authorized for each class of shares:
Class A:
 Net asset value, offering price and redemption price per Class A share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding)$   10.00
                                                                              =========
Class B:
 Net asset value, offering price and redemption price per Class B share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding)$   10.00
                                                                              =========



               See accompanying notes to the financial statements

                     AXA PREMIER VIP TECHNOLOGY PORTFOLIO
                            STATEMENT OF OPERATIONS
                    FOR THE ONE DAY ENDED DECEMBER 31, 2001





Expenses:
 Organization expenses ........................    $  29,111
 Less: Expenses reimbursed by Manager .........      (29,111)
                                                   ---------
Net Income/(Loss) .............................    $       0
                                                   =========



               See accompanying notes to the financial statements

                     AXA PREMIER VIP HEALTH CARE PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001





Assets
 Cash ...................................................................     $  11,112
 Receivable for Fund Shares Sold ........................................       222,240
 Receivable from Manager ................................................        29,111
                                                                              ---------
   Total Assets .........................................................       262,463
                                                                              ---------
Liabilities
 Payable to Manager .....................................................        29,111
                                                                              ---------
   Total Liabilities ....................................................        29,111
                                                                              ---------
Net Assets ..............................................................     $ 233,352
                                                                              =========
Net Assets Consist of:
Paid in capital at par ..................................................     $     233
Paid in capital in excess ...............................................       233,119
                                                                              ---------
Net Assets ..............................................................     $ 233,352
                                                                              =========
Shares of beneficial interest outstanding,
 $0.001 par value; unlimited shares authorized for each class of shares:
Class A:
 Net asset value, offering price and redemption price per Class A share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding)$   10.00
                                                                              =========
Class B:
 Net asset value, offering price and redemption price per Class B share
   ($116,676 / 11,667.60 shares of beneficial interest issued and outstanding)$   10.00
                                                                              =========



              See accompanying notes to the financial statements

                     AXA PREMIER VIP HEALTH CARE PORTFOLIO
                            STATEMENT OF OPERATIONS
                    FOR THE ONE DAY ENDED DECEMBER 31, 2001





Expenses:
 Organization expenses ..........................    $  29,111
   Less: Expenses reimbursed by Manager .........      (29,111)
                                                     ---------
Net Income/(Loss) ...............................    $       0
                                                     =========



               See accompanying notes to the financial statements

                      AXA PREMIER VIP CORE BOND PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001





Assets
 Cash ...................................................................     $   11,104
 Receivable for Fund Shares Sold ........................................        222,080
 Receivable from Manager ................................................         29,112
                                                                              ----------
   Total Assets .........................................................        262,296
                                                                              ----------
Liabilities
 Payable to Manager .....................................................         29,112
                                                                              ----------
   Total Liabilities ....................................................         29,112
                                                                              ----------
Net Assets ..............................................................     $  233,184
                                                                              ==========
Net Assets Consist of:
Paid in capital at par ..................................................     $      233
Paid in capital in excess ...............................................        232,951
                                                                              ----------
Net Assets ..............................................................     $  233,184
                                                                              ==========
Shares of beneficial interest outstanding,
 $0.001 par value; unlimited shares authorized for each class of shares:
Class A:
 Net asset value, offering price and redemption price per Class A share
   ($116,592 / 11,659.20 shares of beneficial interest issued and outstanding)$    10.00
                                                                              ==========
Class B:
 Net asset value, offering price and redemption price per Class B share
   ($116,592 / 11,659.20 shares of beneficial interest issued and outstanding)$    10.00
                                                                              ==========



               See accompanying notes to the financial statements

                      AXA PREMIER VIP CORE BOND PORTFOLIO
                            STATEMENT OF OPERATIONS
                    FOR THE ONE DAY ENDED DECEMBER 31, 2001





Expenses:
 Organization expenses ..........................    $  29,112
   Less: Expenses reimbursed by Manager .........      (29,112)
                                                     ---------
Net Income/(Loss) ...............................    $       0
                                                     =========



See accompanying notes to the financial statements

                             AXA PREMIER VIP TRUST
                       NOTES TO THE FINANCIAL STATEMENTS


1. ORGANIZATION

     AXA Premier VIP Trust ("the Trust") was organized as a Delaware business trust on October 2, 2001 as an open-end management investment company with 7 diversified portfolios and 2 non diversified portfolios (each a "Portfolio") which are registered as such under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust will offer shares on behalf of each of the following portfolios: AXA Premier VIP Large Cap Growth Portfolio ("Large Cap Growth Portfolio"), AXA Premier VIP Large Cap Core Equity Portfolio ("Large Cap Core Equity Portfolio"), AXA Premier VIP Large Cap Value Portfolio ("Large Cap Value Portfolio"), AXA Premier VIP Small/Mid Cap Growth Portfolio ("Small/ Mid Cap Growth Portfolio"), AXA Premier VIP Small/Mid Cap Value Portfolio ("Small/Mid Cap Value Portfolio"), AXA Premier VIP International Equity Portfolio ("International Equity Portfolio"), AXA Premier VIP Technology Portfolio ("Technology Portfolio"), AXA Premier VIP Health Care Portfolio ("Health Care Portfolio") and AXA Premier VIP Core Bond Portfolio ("Core Bond Portfolio") (collectively "Premier VIP Portfolios"). The non-diversified portfolios are the Technology Portfolio and the Health Care Portfolio. The Trust has had no operations other than those related to organizational matters, including the sale of shares of each Portfolio for cash in the amounts reflected in the respective statements of assets and liabilities to capitalize each Portfolio, which shares were sold to The Equitable Life Assurance Society of the United States ("Equitable" or the "Manager") on November 29, 2001. On December 31, 2001 additional seed capital of $2,000,000 was contributed by Equitable to the Trust, and on January 2, 2002, the Trust commenced public offering of its shares.


 The investment objectives of each Portfolio are as follows:

     Large Cap Growth Portfolio -- Long-term growth of capital (advised by Alliance Capital Management, L.P. ("Alliance"), Dresdner RCM Global Investors LLC ("Dresdner") and TCW Investment Management Company ("TCW"))

     Large Cap Core Equity Portfolio -- Long-term growth of capital (advised by Alliance, Janus Capital Corporation and Thornburg Investment Management, Inc.)

     Large Cap Value Portfolio -- Long-term growth of capital (advised by Alliance, Institutional Capital Corporation and MFS Investment Management ("MFS"))

     Small/Mid Cap Growth Portfolio -- Long-term growth of capital (advised by Alliance, MFS and RS Investment Management, LP)

     Small/Mid Cap Value Portfolio -- Long-term growth of capital (advised by AXA Rosenberg Investment Management LLC, The Boston Company Asset Management, LLC and TCW)

     International Equity Portfolio -- Long-term growth of capital (advised by Alliance, Bank of Ireland Asset Management (U.S.) Limited and OppenheimerFunds, Inc.)

     Technology Portfolio -- Long-term growth of capital (advised by Alliance, Dresdner and Firsthand Capital Management, Inc.)

     Health Care Portfolio -- Long-term growth of capital (advised by A I M Capital Management, Inc., Dresdner and Wellington Management Company LLP)

     Core Bond Portfolio -- Seeks a high level of current income consistent with a prudent level of risk. (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC)


2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   (a) Organization Expenses

     Expenses incurred by the Trust Portfolios in connection with its organization are expensed as incurred. The Manager has agreed to voluntarily reimburse each Portfolio for these expenses, subject to potential recovery (see Note 3). Offering costs, in the form of registration fees, will be capitalized when incurred and amortized over twelve months. In connection with the organization of the Trust, the Manager advanced the initial amounts which are reflected in the Statements of Assets and Liabilities as payable to Manager.

   (b) Federal Income Taxes

     Each Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.


3. INVESTMENT MANAGER

     The Trust has an Investment Management Agreement (the "Agreement") with Equitable, with whom certain Officers and Trustees of the Trust are affiliated, to furnish investment advisory services to each Portfolio. The Agreement obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each Portfolio; (iii) monitor the sub-adviser's investment programs and results; (iv) review brokerage matters;
(v) oversee compliance by the Trust with various federal and state statutes and
(vi) carry out the directives of the Board of Trustees. The Agreement requires the Manager to provide the Trust with office space, office equipment and personnel necessary to operate and administer the Trust's business, and also to supervise the provision of services by third parties. Each Portfolio pays a fee to the Manager at an annual rate as described below for the investment management services the Manager provides each Portfolio.

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to:
(i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sales of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and
(iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolio, including the fees of the Advisers of each Portfolio.






PORTFOLIO                           MANAGEMENT FEE
---------------------------------   ----------------------------------
Large Cap Growth Portfolio          0.90% of average daily net assets
Large Cap Core Equity Portfolio     0.90% of average daily net assets
Large Cap Value Portfolio           0.90% of average daily net assets
Small/Mid Cap Growth Portfolio      1.10% of average daily net assets
Small/Mid Cap Value Portfolio       1.10% of average daily net assets
International Equity Portfolio      1.05% of average daily net assets
Technology Portfolio                1.20% of average daily net assets
Health Care Portfolio               1.20% of average daily net assets
Core Bond Portfolio                 0.60% of average daily net assets



     Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Portfolio through April 30, 2003. Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the Portfolios' expense ratio and such reimbursements do not exceed the Portfolios' expense ratio cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses. The annual expenses for each Portfolio are limited to:

  LARGE CAP GROWTH PORTFOLIO     LARGE CAP CORE EQUITY PORTFOLIO
------------------------------   --------------------------------
    CLASS A        CLASS B             CLASS A       CLASS B
    -------        -------             -------       -------
     1.10%         1.35%                1.10%         1.35%

   LARGE CAP VALUE PORTFOLIO      SMALL/MID CAP GROWTH PORTFOLIO
------------------------------   ---------------------------------
    CLASS A        CLASS B             CLASS A       CLASS B
    -------        -------             -------       -------
     1.10%         1.35%                1.35%         1.60%

SMALL/MID CAP VALUE PORTFOLIO     INTERNATIONAL EQUITY PORTFOLIO
-----------------------------    ---------------------------------
    CLASS A        CLASS B             CLASS A       CLASS B
    -------        -------             -------       -------
     1.35%          1.60%               1.55%         1.80%

    TECHNOLOGY PORTFOLIO                HEALTH CARE PORTFOLIO
-----------------------------    ---------------------------------
    CLASS A        CLASS B             CLASS A       CLASS B
    -------        -------             -------       -------
     1.60%          1.85%               1.60%         1.85%

        CORE BOND PORTFOLIO
--------------------------------
    CLASS A        CLASS B
    -------        -------
     0.70%          0.95%



4. AGREEMENTS

     Pursuant to an administrative agreement Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these services, the Trust pays Equitable an administrative fee at an annual rate of 0.15% of the Trust's total average net assets plus $35,000 per Portfolio and, for Portfolios with more than one sub-adviser, an additional $35,000 per portion of the Portfolio allocated to a separate sub-adviser.

     Equitable has contracted with J.P. Morgan Investor Services Co. to provide the Trust with administrative services, including monitoring of compliance, Portfolio accounting and Portfolio reporting services.

     The JPMorgan Chase Bank ("Chase"), an affiliate of J.P. Morgan Investor Services Co., serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the custody agreement between the Trust and Chase, Chase maintains cash, securities and other assets of the Portfolios. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

     Certain officers of Equitable are also officers of the Trust.

     Equitable serves as the transfer agent and dividend disbursing agent for the Trust.


5. DISTRIBUTOR

     The Trust has distribution agreements with AXA Advisors, LLC ("AXA Advisors") and Equitable Distributors, Inc. ("EDI") (each also referred to as a "Distributor," and together "Co-distributors") in which AXA Advisors and EDI serve as the Co-distributors for each class of the Trust's shares. AXA Advisors and EDI are each an indirect wholly-owned subsidiary of Equitable and the address for each is 1290 Avenue of the Americas, New York, New York 10104. It is anticipated that by January 2002, AXA Distributors, LLC ("AXA Distributors") will become a successor by merger to all of the functions, rights and obligations of EDI, including the role of distributor of shares of the Trust. Like EDI, AXA Distributors is an indirect wholly-owned subsidiary of Equitable.


     The Trust's distribution agreements with respect to Class A and Class B shares ("Distribution Agreements") were approved by the Board of Trustees at a Board meeting held on November 29, 2001.

The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a portfolio and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.


     The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust ("Plan"). The Trust's Class B shares may pay an annual distribution fee of up to 0.50% of their average daily net assets. However, under the Distribution Agreements, payments to the Co-distributors under the Plan are limited to an annual rate equal to 0.25% of the average daily net assets of a portfolio attributable to its Class B shares. There is no distribution plan with respect to Class A shares and the Portfolios pay no distribution fees with respect to those shares.

                                  APPENDIX A


DESCRIPTION OF COMMERCIAL PAPER RATINGS


A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by Standard & Poor's. Commercial paper rated A-1 by Standard & Poor's has the following characteristics:

    o liquidity ratios are adequate to meet cash requirements;

    o long-term senior debt is rated "A" or better;

    o the issuer has access to at least two additional channels of borrowing;

    o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

    o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

    o the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by Standard & Poor's to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:


    o evaluation of the management of the issuer;

    o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

    o evaluation of the issuer's products in relation to competition and customer acceptance;

    o liquidity;

    o amount and quality of long-term debt;

    o trend of earnings over a period of ten years;

    o financial strength of parent company and the relationships which exist with the issuer; and

    o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

Standard & Poor's ratings are as follows:

    o Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    o Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

   o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.


   o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.


   o The rating C1 is reserved for income bonds on which no interest is being paid.


   o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.


The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.


Moody's ratings are as follows:


   o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


   o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than the Aaa securities.


   o Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


   o Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


   o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


   o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


   o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


   o Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


   o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category, the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                            PART C: OTHER INFORMATION

Item 23.           Exhibits:
                   --------


      (a)        Trust Instrument


      (a)(1)     Agreement and Declaration of Trust of Registrant. (1)

      (a)(2)     Certificate of Trust of Registrant. (1)

      (b)        Copy of the By-laws of Registrant. (1)

      (c)        None other than provisions contained in Exhibit (a)(1) and (b)

      (d)        Investment Advisory Contracts

      (d)(1) Investment Management Agreement between Registrant and The Equitable Life Assurance Society of the United States ("Equitable") dated as of November 30, 2001. (1)

      (d)(2) Investment Advisory Agreement between Equitable and Alliance Capital Management L.P. ("Alliance Capital") dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Large Cap Core Equity Portfolio, AXA Premier VIP Large Cap Value Portfolio, AXA Premier VIP Small/Mid Cap Growth Portfolio, AXA Premier VIP International Equity Portfolio and AXA Premier VIP Technology Portfolio - (filed herewith).

      (d)(3) Investment Advisory Agreement between Equitable and Dresdner RCM Global Investors LLC ("Dresdner") dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio. (1)

      (d)(4) Investment Advisory Agreement between Equitable and TCW Investment Management Company ("TCW") dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Small/Mid Cap Value Portfolio. (1)

      (d)(5) Investment Advisory Agreement between Equitable and Janus Capital Management LLC ("Janus") dated as of April 3, 2002 with respect to AXA Premier VIP Large Cap Core Equity Portfolio - (filed herewith).

      (d)(6) Investment Advisory Agreement between Equitable and Thornburg Investment Management, Inc. ("Thornburg") dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Core Equity Portfolio. (1)

      (d)(7) Investment Advisory Agreement between Equitable and Institutional Capital Corporation ("ICAP") dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Value Portfolio. (1)

      (d)(8) Investment Advisory Agreement between Equitable and MFS Investment Management ("MFS") dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Value Portfolio and AXA Premier VIP Small/Mid Cap Growth Portfolio. (1)

      (d)(9) Investment Advisory Agreement between Equitable and RS Investment Management, LP ("RSIM") dated as of November 30, 2001 with respect to AXA Premier VIP Small/Mid Cap Growth Portfolio. (1)

        (d)(10) Investment Advisory Agreement between Equitable and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") dated as of November 30, 2001 with respect to AXA Premier VIP Small/Mid Cap Value Portfolio. (1)

        (d)(11) Investment Advisory Agreement between Equitable and The Boston Company Asset Management, LLC ("BCAM") dated as of November 30, 2001 with respect to AXA Premier VIP Small/Mid Cap Value Portfolio. (1)

        (d)(12) Investment Advisory Agreement between Equitable and Bank of Ireland Asset Management (U.S.) Limited ("BIAM (U.S.)") dated as of November 30, 2001 with respect to AXA Premier VIP International Equity Portfolio. (1)

        (d)(13) Investment Advisory Agreement between Equitable and OppenheimerFunds, Inc. ("Oppenheimer") dated as of November 30, 2001 with respect to AXA Premier VIP International Equity Portfolio. (1)

        (d)(14) Investment Advisory Agreement between Equitable and Firsthand Capital Management, Inc. ("Firsthand") dated as of November 30, 2001 with respect to AXA Premier VIP Technology Portfolio. (1)

        (d)(15) Investment Advisory Agreement between Equitable and A I M Capital Management, Inc. ("AIM") dated as of November 30, 2001 with respect to AXA Premier VIP Health Care Portfolio. (1)

        (d)(16) Investment Advisory Agreement between Equitable and Wellington Management Company, LLP ("Wellington") dated as of November 30, 2001 with respect to AXA Premier VIP Health Care Portfolio. (1)

        (d)(17) Investment Advisory Agreement between Equitable and BlackRock Advisors, Inc. ("BAI") dated as of November 30, 2001 with respect to AXA Premier VIP Core Bond
                      Portfolio. (1)

        (d)(18) Investment Advisory Agreement between Equitable and Pacific Investment Management Company LLC ("PIMCO") dated as of November 30, 2001 with respect to AXA Premier VIP Core Bond Portfolio. (1)

        (e)           Underwriting Contracts

        (e)(1)(i) Distribution Agreement between Registrant and AXA Advisors, LLC ("AXA Advisors") dated as of November 30, 2001 with respect to the Class A shares. (1)

        (e)(1)(ii) Distribution Agreement between Registrant and AXA Advisors dated as of November 30, 2001 with respect to the Class B shares. (1)

        (e)(2)(i) Distribution Agreement between Registrant and Equitable Distributors, Inc. ("EDI") dated as of November 30, 2001 with respect to the Class A shares. (1)

        (e)(2)(ii) Distribution Agreement between Registrant and EDI dated as of November 30, 2001 with respect to the Class B shares. (1)

        (e)(3)(i) Distribution Agreement between Registrant and AXA Distributors, LLC ("AXA Distributors") dated as of November 30, 2001 with respect to the Class A shares. (1)

        (e)(3)(ii) Distribution Agreement between Registrant and AXA Distributors dated as of November 30, 2001 with respect to the Class B shares. (1)

        (f)          Form of Deferred Compensation Plan. (1)

        (g) Global Custody Agreement between Registrant and JPMorgan Chase Bank dated as of December 31, 2001 - (filed herewith).

        (h)          Other Material Contracts

        (h)(1) Mutual Funds Service Agreement between Registrant and Equitable dated as of November 30, 2001. (1)

        (h)(4) Expense Limitation Agreement between Registrant and Equitable dated as of November 30, 2001. (1)

        (h)(5) Participation Agreement among Registrant, Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001. (1)

                     Legal Opinions


        (i)(1) Legal Opinion of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered - (filed herewith).

        (i)(2) Legal Opinion of Delaware counsel regarding the legality of the securities being registered. (1)

        (j)          Other Consents

        (j)(1)       Consent of Independent Accountants - (filed herewith).

        (j)(2)       Powers of Attorney. (1)


        (k)          Omitted Financial Statements (not applicable)


        (l)          Initial Capital Agreement dated November 12, 2001. (1)

        (m) Distribution Plan pursuant to Rule 12b-1 with respect to Class B shares of the Registrant. (1)

        (n) Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940. (1)

        (o)          Reserved

        (p)          Codes of Ethics

        (p)(1) Code of Ethics of the Registrant, Equitable, AXA Advisors, AXA Distributors and EDI. (1)

        (p)(2)       Code of Ethics of Alliance Capital, dated January 2001. (1)

        (p)(3)       Code of Ethics of Dresdner, revised May 2001. (1)

        (p)(4)       Code of Ethics of TCW, dated March 2000. (1)

        (p)(5)       Code of Ethics of Janus, as revised June 1, 2001. (1)

        (p)(6)       Code of Ethics of Thornburg, as revised May 2001. (1)

        (p)(7) Code of Ethics of ICAP, restated effective as of September 30, 1998 and amended March 1, 2000. (1)

        (p)(8)       Code of Ethics of MFS, effective as of September 1,
                     2000. (1)

        (p)(9) Code of Ethics of RSIM, dated July 1, 2000, amended March 8, 2001. (1)

        (p)(10)       Code of Ethics of AXA Rosenberg. (1)

        (p)(11)       Code of Ethics of BCAM. (1)

        (p)(12)       Code of Ethics of BIAM (U.S.). (1)

        (p)(13)       Code of Ethics of Oppenheimer, dated March 1, 2000. (1)

        (p)(14)       Code of Ethics of Firsthand, dated May 12, 2001. (1)

        (p)(15)       Code of Ethics of AIM, as amended February 24, 2001. (1)

        (p)(16)       Code of Ethics of Wellington, revised March 1, 2000. (1)

        (p)(17)       Code of Ethics of BAI, effective March 1, 2000. (1)

        (p)(18)       Code of Ethics of PIMCO, effective as of March 31,
                      2000. (1)


Item 24.          Persons controlled by or under Common Control with Registrant


         Equitable controls the Trust by virtue of its ownership of more than 99% of the Trust's shares as of March 31, 2002. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may in the future offer its shares to insurance companies unaffiliated with Equitable.


         On July 22, 1992, Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable became a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"). AXA Financial continues to own 100% of Equitable's common stock.

         AXA is the largest shareholder of AXA Financial. AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

Item 25.          Indemnification

         Article VIII of the Agreement and Declaration of Trust of the Registrant states:

                  SECTION 1. LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee


----------
(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A Filed on December 10, 2001
     (File No. 333-70754).

         against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

                  All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


                  Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

                  SECTION 2. INDEMNIFICATION OF COVERED PERSONS. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

                  SECTION 3. INDEMNIFICATION OF SHAREHOLDER. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Article IX of the Agreement and Declaration of Trust of the Registrant states:

                  SECTION 5. AMENDMENTS. . . . Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of
         Persons covered thereby prior to such amendment. . . .

                  SECTION 7. APPLICABLE LAW. (a) The Trust is created under, and this Declaration of Trust is to be governed by, and construed and enforced in accordance with, the laws of the State of Delaware. . . .
         (b) Notwithstanding the first sentence of Section 7(a) of this Article IX, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts that relate to or regulate: . . . (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust.

         Article X of the By-Laws of the Registrant states:

                  SECTION 3. ADVANCE PAYMENT OF INDEMNIFIABLE EXPENSES. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

         Section 2. D. of the Registrant's Investment Management Agreement states:

                  Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager's undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

         Sections 5. A. and 5. B. of each of the Registrant's Investment Advisory Agreements state:

                    A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Adviser nor any of its officers, members or employees (its "Affiliates") shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser or its affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser or its Affiliates for, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended ("1933 Act")) (collectively, "Manager Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Allocated Portion or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by the Adviser Indemnitees (as defined below) for use therein.

                  B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Allocated Portion, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, "Adviser Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Manager that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust.

         Section 14 of each of the Registrant's Distribution Agreements states:

                  The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trusteees, agents or representatives, other than acts or ommissions caused directly or indirectly by the Distributor.

                  The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of the Distributor in its capacity as a principal underwriter of the Trust's shares and will reimburse the Trust, its officers, trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI.

         Number 6 of the Registrant's Mutual Funds Service Agreement states:

                  (a) Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on Equitable's part (or on the part of any third party to whom Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party's) duties or from reckless disregard by Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party) or, subject to Section 10 below, Equitable's (or such third party's) refusal or failure to comply with the terms of this Agreement (in the case of Equitable) or an agreement with Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party). In no event shall Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

                  (b) Except to the extent that Equitable may be held liable pursuant to Section 6(a) above, Equitable shall not be responsible for, and the Trust shall indemnify and hold Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys' fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

                           (i) any and all actions of Equitable or its officers or agents required to be taken pursuant to this Agreement;

                           (ii) the reliance on or use by Equitable or its officers or agents of information, records, or documents which are received by Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

                           (iii) the Trust's refusal or failure to comply with the terms of this Agreement or the Trust's lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

                           (iv) the breach of any representation or warranty of the Trust hereunder;

                           (v) the reliance on or the carrying out by Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

                           (vi) any delays, inaccuracies, errors in or omissions from information or data provided to Equitable by data services, including data services providing information in connection with any third party computer system licensed to Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

                           (vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

                           (viii) any failure of the Trust's registration
                  statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust's prospectus;

                           (ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

                           (x) all actions, inactions, omissions, or errors caused by third parties to whom Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

                  The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify Equitable pursuant to this Agreement.


         Number 12(a)(iii) of the Registrant's Global Custody Agreement states:


                  (A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the "Indemnitees") harmless from and against any and all claims, liabilties, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees ("Losses") that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank's performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it believes in good faith to have been validly executed.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.          Business and Other Connections of Investment Adviser

         Equitable is a registered investment adviser and serves as manager for all portfolios of the Registrant.

The description of Equitable under the caption of "Management of the Trust" in the Prospectus and under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information on the directors and officers of Equitable set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07000) is incorporated herein by reference. Equitable, with the approval of the Registrant's board of trustees, selects sub-advisers for each portfolio of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for the portfolios.

         Alliance Capital serves as a sub-adviser to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Large Cap Value Portfolio, AXA Premier VIP Small/Mid Cap Growth Portfolio and AXA Premier VIP Technology Portfolio. In addition, Alliance Capital, through its Bernstein Investment Research and Management unit, serves as a sub-adviser to AXA Premier VIP Large Cap Core Equity Portfolio and AXA Premier VIP International Equity Portfolio. The description of Alliance Capital under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Alliance Capital set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) is incorporated herein by reference.

         Dresdner serves as a sub-adviser to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio. The description of Dresdner under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Dresdner set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56308) is incorporated herein by reference.

         TCW serves as a sub-adviser to AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Small/Mid Cap Value Portfolio. The description of TCW under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of TCW set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29075) is incorporated herein by reference.

         Janus serves as a sub-adviser to AXA Premier VIP Large Cap Core Equity Portfolio. The description of Janus under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Janus set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-13991) is incorporated herein by reference.

         Thornburg serves as a sub-adviser to AXA Premier VIP Large Cap Core Equity Portfolio. The description of Thornburg under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Thornburg set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17853) is incorporated herein by reference.

         ICAP serves as a sub-adviser to AXA Premier VIP Large Cap Value Portfolio. The description of ICAP under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of ICAP set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-40779) is incorporated herein by reference.

         MFS serves as a sub-adviser to AXA Premier VIP Large Cap Value Portfolio and AXA Premier VIP

Small/Mid Cap Growth Portfolio. The description of MFS under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of MFS set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-46433) is incorporated herein by reference.

         RSIM serves as a sub-adviser to AXA Premier VIP Small/Mid Cap Growth Portfolio. The description of RSIM under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of RSIM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-44125) is incorporated herein by reference.

         AXA Rosenberg serves as a sub-adviser to AXA Premier VIP Small/Mid Cap Value Portfolio. The description of AXA Rosenberg under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of AXA Rosenberg set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56080) is incorporated herein by reference.

         BCAM serves as a sub-adviser to AXA Premier VIP Small/Mid Cap Value Portfolio. The description of BCAM under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of BCAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-06829) is incorporated herein by reference.

         BIAM (U.S.) serves as a sub-adviser to AXA Premier VIP International Equity Portfolio. The description of BIAM (U.S.) under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of BIAM (U.S.) set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29606) is incorporated herein by reference.

         Oppenheimer serves as a sub-adviser to AXA Premier VIP International Equity Portfolio. The description of Oppenheimer under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Oppenheimer set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-08253) is incorporated herein by reference.

         Firsthand serves as a sub-adviser to AXA Premier VIP Technology Portfolio. The description of Firsthand under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Firsthand set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-45534) is incorporated herein by reference.

         AIM serves as a sub-adviser to AXA Premier VIP Health Care Portfolio. The description of AIM under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of AIM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15211) is incorporated herein by reference.

         Wellington serves as a sub-adviser to AXA Premier VIP Health Care Portfolio. The description of Wellington under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Wellington set forth in its Form ADV filed with the Securities and Exchange

Commission (File No.801-15908) is incorporated herein by reference.

         BAI serves as a sub-adviser to AXA Premier VIP Core Bond Portfolio. The description of BAI under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of BAI set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47710) is incorporated herein by reference.

         PIMCO serves as a sub-adviser to AXA Premier VIP Core Bond Portfolio. The description of PIMCO under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of PIMCO set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) is incorporated herein by reference.


Item 27.          Principal Underwriter


        (a) AXA Advisors and AXA Distributors are the principal underwriters. AXA Advisors also serves as a principal underwriter for the following entities: AXA Premier Funds Trust; EQ Advisors Trust; Separate Account Nos. 45, 66 and 301 of Equitable; and Separate Accounts A, I and FP of Equitable. AXA Distributors serves as principal underwriters for AXA Premier Funds Trust, EQ Advisors Trust and Separate Account No. 49 of Equitable.

        (b) Set forth below is certain information regarding the directors and officers of AXA Advisors and AXA Distributors, the principal underwriters. Except as indicated otherwise, the business address of the persons listed below is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is 1345 Avenue of the Americas, 33rd Floor, New York, New York 10105. The business address of the persons whose names are preceded by a double asterisk is 200 Plaza Drive, Secaucus, New Jersey 07094. The business address of the persons whose names are preceded by a triple asterisk is 315 Upper Mountain Avenue, Upper Montclair, New Jersey 07043.


=======================================================================================================================
                                                   AXA ADVISORS LLC
=======================================================================================================================
NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH                   POSITIONS AND
BUSINESS ADDRESS                               AXA ADVISORS LLC                             OFFICES WITH THE TRUST
-----------------------------------------------------------------------------------------------------------------------
DIRECTORS
      Harvey E. Blitz                          Director
*     David Conine                             Director
      John Lefferts                            Director
***   Michael S. Martin                        Director
      G. Patrick McGunagle                     Director
      Richard V. Silver                        Director
      Mark R. Wutt                             Director
-----------------------------------------------------------------------------------------------------------------------
OFFICERS
      Michael S. Martin                        Chairman of the Board
      John Lefferts                            President and Chief Executive Officer
      Harvey E. Blitz                          Executive Vice President
      Fred Folco                               Executive Vice President
**    Edward J. Hayes                          Executive Vice President
      Gary Lineberry                           Executive Vice President
      G. Patrick McGunagle                     Executive Vice President
      Nik Malvania                             Executive Vice President
      Peter D. Noris                           Executive Vice President
      James P. Bodovitz                        Senior Vice President and
                                                     General Counsel
      Kevin Byrne                              Senior Vice President and Treasurer
      Stephen T. Burnthall                     Senior Vice President
      Jill Cooley                              Senior Vice President and Chief
                                               Operations Officer
      Richard Magaldi                          Senior Vice President
      Eric Mosholt                             Senior Vice President
      Robert Schmidt                           Senior Vice President
      Donna M. Dazzo                           First Vice President
      Amy Franceschini                         First Vice President
      Philomena Scamardella                    First Vice President
      David Mahler                             Vice President and Compliance Officer
      Mark D. Godofsky                         Vice President and Controller
      Linda J. Galasso                         Vice President and Secretary
      Beth Andreozzi                           Vice President
      Raymond T. Barry                         Vice President
      Michael Brzozowski                       Vice President
      Claire A. Comerford                      Vice President
      Catherine Gentry                         Vice President
      Gisela Jackson                           Vice President
      John Mapes                               Vice President
      Frank Massa                              Vice President
      Sandi Narvaez                            Vice President
      Michael Ryniker                          Vice President
      James Woodley                            Vice President
      Frank Acierno                            Assistant Vice President
      Charlton Bulkin                          Assistant Vice President
      Mary E. Cantwell                         Assistant Vice President                  Vice President
      Francesca Divone                         Assistant Secretary

=====================================================================================================================


=====================================================================================================================
                                               AXA DISTRIBUTORS, LLC
=====================================================================================================================

NAME AND PRINCIPAL BUSINESS                   POSITIONS AND OFFICES WITH                 POSITIONS AND
ADDRESS                                       EQUITABLE DISTRIBUTORS, INC.               OFFICES WITH THE TRUST
---------------------------------------------------------------------------------------------------------------------
DIRECTORS
      Michael Dibbert                          Director
      Alex MacGillivray                        Director
      Richard Matteis                          Director
      Charles Wilder                           Director

---------------------------------------------------------------------------------------------------------------------
OFFICERS
      Alex MacGillivray                        President and Chief Executive Officer
      Charles Wilder                           Chief Operating Officer
      Michael Dibbert                          Managing Director and Channel
                                               President
      Michael Brandreit                        Senior Vice President
      Hunter Allen                             Senior Vice President and Channel
                                               President
      Len Murtha                               Senior Vice President
      Harry Johnson                            Senior Vice President
      Chris Gabrielsen                         Senior Vice President
      Mark Lee                                 Senior Vice President
      Michael McDaniel                         Senior Vice President
      Paul La Piana                            Senior Vice President
      David Kahal                              Senior Vice President
      Mark Scalercio                           Senior Vice President
      David Hughes                             Senior Vice President
      Thomas Bullen                            Senior Vice President and Marketing
                                               Officer
      Thomas Shade                             Senior Vice President
      Norman J. Abrams                         Vice President and Counsel
      Raymond T. Barry                         Vice President
      Christopher Behling                      Vice President
      Stacy Braun                              Vice President
      Megan Condron                            Vice President
      Daniel Faller                            Vice President
      Eric Fiedler                             Vice President and Annuities Sales
                                               Desk Manager
      Carol Fracasso                           Vice President and Life Sales Desk
                                               Manager
      David Halstead                           Vice President
      Eric Jansen                              Vice President
      Sandra Narvaez                           Vice President
      Anthea Perkinson                         Vice President and Key Account
                                               Manager
=====================================================================================================================


=====================================================================================================================
                                               AXA DISTRIBUTORS, LLC
=====================================================================================================================

NAME AND PRINCIPAL BUSINESS                   POSITIONS AND OFFICES WITH                 POSITIONS AND
ADDRESS                                       EQUITABLE DISTRIBUTORS, INC.               OFFICES WITH THE TRUST
---------------------------------------------------------------------------------------------------------------------

      Patrick O'Shea                           Vice President and Chief Financial
                                               Officer
      Ronald R. Quist                          Vice President and Treasurer
      Linda J. Galasso                         Vice President and Secretary
      Francesca Divone                         Assistant Secretary
=====================================================================================================================


        (c)       Inapplicable.


Item 28.          Location of Accounts and Records

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)     With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6);
        (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:


                        JPMorgan Chase Bank
                        4 Chase MetroTech Center
                        Brooklyn, New York 11245


(b)     With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(iii) and (iv);
        (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant's Sub-Administrator:

                        J. P. Morgan Investors Services Co.
                        73 Tremont Street
                        Boston, MA 02108

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Manager or Sub-advisers:


        The Equitable Life Assurance Society           AXA Rosenberg Investment Management LLC
           of the United States                        4 Orinda Way
        1290 Avenue of the Americas                    Building E
        New York, NY 10104                             Orinda, CA 94563


        Alliance Capital Management L.P.               The Boston Company Asset Management, LLC
        1345 Avenue of the Americas                    One Boston Place
        New York, NY  10105                            Boston, MA 02108

        Dresdner RCM Global Investors LLC              Bank of Ireland Asset Management (U.S.) Limited
        Four Embarcadero Center                        26 Fitzwilliam Place
        San Francisco, CA  94111-4189                  Dublin 2, Ireland


        TCW Investment Management Company              OppenheimerFunds, Inc.
        865 South Figueroa Street                      6803 South Tucson Way
        Los Angeles, CA  90017                         Englewood, CO 80112


        Janus Capital Management LLC                   Firsthand Capital Management, Inc.
        100 Fillmore Street                            125 South Market
        Denver, CO 80206                               Suite 1200
                                                       San Jose, CA 95113


        Thornburg Investment Management, Inc.          A I M Capital Management, Inc.
        119 East Marcy Street                          11 Greenway Plaza
        Santa Fe, NM  87501-2046                       Suite 100
                                                       Houston, TX 77046

        Institutional Capital Corporation              Wellington Management Company, LLP
        225 West Wacker Dr.                            75 State Street
        Suite 2400                                     Boston, MA 02109
        Chicago, IL  60606

        MFS Investment Management                      BlackRock Advisors, Inc.
        500 Boylston Street                            345 Park Avenue
        Boston, MA  02116                              New York, NY 10154


        RS Investment Management, LP                   Pacific Investment Management Company LLC
        388 Market Street                              840 Newport Center Drive
        Suite 1700                                     Suite 300
        San Francisco, CA  94111                       Newport Beach, CA 92660


Item 29.          Management Services


            Inapplicable.


Item 30.          Undertakings


            Inapplicable.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, as amended, ("Securities Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 15th day of April 2002.


                                          AXA PREMIER VIP TRUST




                                           By:   /s/ Steven M. Joenk
                                                 -------------------
                                                 Name: Steven M. Joenk
                                                 Title: President


            Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the dates indicated.


Signature                          Title                        Date
---------                          -----                        ----



/s/ Steven M. Joenk         Chief Financial Officer        April 15, 2002
-------------------------      and President
Steven M. Joenk


/s/ Gerald C. Crotty*             Trustee                  April 15, 2002
-------------------------
Gerald C. Crotty


/s/ Barry Hamerling*              Trustee                  April 15, 2002
-------------------------
Barry Hamerling


/s/ Peter D. Noris*               Trustee                  April 15, 2002
-------------------------
Peter D. Noris


/s/ Cynthia R. Plouche*           Trustee                  April 15, 2002
-------------------------
Cynthia R. Plouche


/s/ Rayman L. Solomon*            Trustee                  April 15, 2002
-------------------------
Rayman L. Solomon



*By: /s/ Steven M. Joenk
   ----------------------
   Steven M. Joenk
   (Attorney-in-Fact)

                              AXA PREMIER VIP TRUST

                                 EXHIBIT INDEX

        (d)(2) Investment Advisory Agreement between Equitable and Alliance Capital Management L.P. ("Alliance Capital") dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Large Cap Core Equity Portfolio, AXA Premier VIP Large Cap Value Portfolio, AXA Premier VIP Small/Mid Cap Growth Portfolio, AXA Premier VIP International Equity Portfolio and AXA Premier VIP Technology Portfolio.

        (d)(5) Investment Advisory Agreement between Equitable and Janus Capital Corporation ("Janus") dated as of April 3, 2002 with respect to AXA Premier VIP Large Cap Core Equity Portfolio.

        (g) Global Custody Agreement between Registrant and JP Morgan Chase Bank dated as of December 31, 2001.

        (i)(1) Legal Opinion of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered.

        (j)(1)        Consent of Independent Accountants.